UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-09223

Pioneer Series Trust XIV

(Exact name of registrant as specified in charter)

60 State Street, Boston, MA 02109

(Address of principal executive offices) (ZIP code)

Christopher J. Kelley, Amundi Asset Management, Inc.,

60 State Street, Boston, MA 02109

(Name and address of agent for service)

Registrant’s telephone number, including area code: (617) 742-7825

Date of fiscal year end: September 30, 2024

Date of reporting period: October 1, 2023 through March 31, 2024

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

Pioneer Global Sustainable Growth Fund
Semiannual Report  |  March 31, 2024

A: SUGAX	C: SUGCX	Y: SUGYX
IMPORTANT NOTICE – UPCOMING CHANGES TO PIONEER FUNDS ANNUAL & SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Fund's Redesigned Reports via USPS mail starting in July 2024. If you would like to receive the Fund's Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at amundi.com/usinvestors and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

visit us: www.amundi.com/us

Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/241

Portfolio Summary  |  3/31/24
Sector Distribution

(As a percentage of total investments)*
Geographical Distribution

(As a percentage of total investments based on country of domicile)*
10 Largest Holdings

(As a percentage of total investments)*
1.	Amazon.com, Inc.	6.32%
2.	Alphabet, Inc., Class C	5.28
3.	Microsoft Corp.	4.23
4.	Advanced Micro Devices, Inc.	4.23
5.	International Business Machines Corp.	3.54
6.	Eli Lilly & Co.	3.31
7.	Progressive Corp.	3.30
8.	RELX Plc	3.19
9.	Samsung Electronics Co., Ltd.	3.11
10.	Hilton Worldwide Holdings, Inc.	2.90
*   Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
2Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

Prices and Distributions  |  3/31/24
Net Asset Value per Share
Class	3/31/24	9/30/23
A	$11.82	$9.68
C	$11.62	$9.52
Y	$11.83	$9.70

Distributions per Share: 10/1/23 - 3/31/24
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$0.0321	$—	$—
C	$ —	$—	$—
Y	$0.0589	$—	$—
Index Definitions
The Morgan Stanley Capital International (MSCI) All Country World Growth NR Index measures the free-float weighted equity index that captures large and mid-cap representation across emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages  4  -  6.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/243

Performance Update | 3/31/24	Class A Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Global Sustainable Growth Fund at public offering price during the periods shown, compared to that of the MSCI All Country World Growth NR Index.*
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	Public Offering Price (POP)	MSCI All Country World Growth NR Index
Life-of-Class (5/10/21)*	6.13%	3.99%	5.09%
1 Year	24.40	17.26	28.21
Expense Ratio (Per prospectus dated February 1, 2024)
Gross	Net
10.45%	1.00%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through February 1, 2025 for Class A shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
* Performance of Class A shares shown in the graph above is from the inception of Class A shares on 5/10/21 through 3/31/24. Index information shown in the graph above is from 5/31/21 through 3/31/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
4Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

Performance Update | 3/31/24	Class C Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Global Sustainable Growth Fund during the periods shown, compared to that of the MSCI All Country World Growth NR Index.*
Average Annual Total Returns (As of March 31, 2024)
Period	If Held	If Redeemed	MSCI All Country World Growth NR Index
Life-of-Class (5/10/21)*	5.32%	5.32%	5.09%
1 Year	23.62	22.62	28.21
Expense Ratio (Per prospectus dated February 1, 2024)
Gross	Net
11.15%	1.75%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class C shares held for less than one year are subject to a 1% contingent deferred sales charge (CDSC). “If Held” results represent the percent change in net asset value per share. "If Redeemed" returns reflect the deduction of the CDSC for the one-year period, assuming a complete redemption of shares at the last price calculated on the last business day of the period, and no CDSC for the other time periods. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through February 1, 2025 for Class C shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus for more information.
* Performance of Class C shares shown in the graph above is from the inception of Class A shares on 5/10/21 through 3/31/24. Index information shown in the graph above is from 5/31/21 through 3/31/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/245

Performance Update | 3/31/24	Class Y Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Global Sustainable Growth Fund during the periods shown, compared to that of the MSCI All Country World Growth NR Index.*
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	MSCI All Country World Growth NR Index
Life-of-Class (5/10/21)*	6.40%	5.09%
1 Year	24.81	28.21
Expense Ratio (Per prospectus dated February 1, 2024)
Gross	Net
10.14%	0.70%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through February 1, 2025 for Class Y shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
* Performance of Class Y shares shown in the graph above is from the inception of Class Y shares on 5/10/21 through 3/31/24. Index information shown in the graph above is from 5/31/21 through 3/31/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
6Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

Comparing Ongoing Fund Expenses
As a shareholder in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer Global Sustainable Growth Fund
Based on actual returns from October 1, 2023 through March 31, 2024.
Share Class	A	C	Y
Beginning Account Value on 10/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 3/31/24	$1,224.70	$1,220.60	$1,226.20
Expenses Paid During Period*	$5.56	$9.55	$3.90

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, 1.72%, and 0.70% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reﬂect the partial year period).
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/247

Comparing Ongoing Fund Expenses (continued)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer Global Sustainable Growth Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2023 through March 31, 2024.
Share Class	A	C	Y
Beginning Account Value on 10/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 3/31/24	$1,020.00	$1,016.40	$1,021.50
Expenses Paid During Period*	$5.05	$8.67	$3.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, 1.72%, and 0.70% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reﬂect the partial year period).
8Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

Schedule of Investments  |  3/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.0%
	Common Stocks — 98.2% of Net Assets
	Aerospace & Defense — 2.5%
1,518	Hensoldt AG	$ 71,074
	Total Aerospace & Defense	$71,074

	Banks — 2.1%
3,908	FinecoBank Banca Fineco S.p.A.	$ 58,522
	Total Banks	$58,522

	Beverages — 1.9%
315	PepsiCo., Inc.	$ 55,128
	Total Beverages	$55,128

	Biotechnology — 1.5%
103(a)	Vertex Pharmaceuticals, Inc.	$ 43,055
	Total Biotechnology	$43,055

	Broadline Retail — 8.2%
5,900	Alibaba Group Holding, Ltd.	$ 53,246
989(a)	Amazon.com, Inc.	178,396
	Total Broadline Retail	$231,642

	Capital Markets — 3.7%
600	Euronext NV (144A)	$ 57,067
353	Intercontinental Exchange, Inc.	48,513
	Total Capital Markets	$105,580

	Consumer Staples Distribution & Retail — 2.3%
4,500	Seven & i Holdings Co., Ltd.	$ 65,501
	Total Consumer Staples Distribution & Retail	$65,501

	Electrical Equipment — 1.8%
183(a)	Generac Holdings, Inc.	$ 23,083
96	Rockwell Automation, Inc.	27,968
	Total Electrical Equipment	$51,051

	Electronic Equipment, Instruments & Components — 1.1%
120	CDW Corp.	$ 30,694
	Total Electronic Equipment, Instruments & Components	$30,694

	Energy Equipment & Services — 1.9%
1,566	Baker Hughes Co.	$ 52,461
	Total Energy Equipment & Services	$52,461

The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/249

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Shares		Value
	Entertainment — 3.4%
270	Electronic Arts, Inc.	$ 35,821
1,100	Nintendo Co., Ltd.	60,206
	Total Entertainment	$96,027

	Financial Services — 5.0%
813	Edenred SE	$ 43,342
117	Mastercard, Inc., Class A	56,344
600(a)	PayPal Holdings, Inc.	40,194
	Total Financial Services	$139,880

	Ground Transportation — 2.0%
728(a)	Uber Technologies, Inc.	$ 56,049
	Total Ground Transportation	$56,049

	Health Care Equipment & Supplies — 5.1%
360(a)	Edwards Lifesciences Corp.	$ 34,401
500	Hoya Corp.	62,591
3,200	Olympus Corp.	46,037
	Total Health Care Equipment & Supplies	$143,029

	Health Care Providers & Services — 2.3%
585	Cardinal Health, Inc.	$ 65,462
	Total Health Care Providers & Services	$65,462

	Hotels, Restaurants & Leisure — 4.3%
203	Amadeus IT Group S.A.	$ 13,019
384	Hilton Worldwide Holdings, Inc.	81,911
650	Yum China Holdings, Inc.	25,637
	Total Hotels, Restaurants & Leisure	$120,567

	Household Durables — 1.5%
500	Sony Group Corp.	$ 42,851
	Total Household Durables	$42,851

	Insurance — 3.3%
450	Progressive Corp.	$ 93,069
	Total Insurance	$93,069

	Interactive Media & Services — 5.3%
980(a)	Alphabet, Inc., Class C	$ 149,215
	Total Interactive Media & Services	$149,215

	IT Services — 4.8%
493	Cognizant Technology Solutions Corp., Class A	$ 36,132
524	International Business Machines Corp.	100,063
	Total IT Services	$136,195

The accompanying notes are an integral part of these financial statements.
10Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

Shares		Value
	Life Sciences Tools & Services — 1.8%
88	Thermo Fisher Scientific, Inc.	$ 51,146
	Total Life Sciences Tools & Services	$51,146

	Personal Care Products — 0.4%
73	Estee Lauder Cos., Inc., Class A	$ 11,253
	Total Personal Care Products	$11,253

	Pharmaceuticals — 4.9%
120	Eli Lilly & Co.	$ 93,355
468	Sanofi S.A.	45,919
	Total Pharmaceuticals	$139,274

	Professional Services — 3.2%
2,085	RELX Plc	$ 90,091
	Total Professional Services	$90,091

	Semiconductors & Semiconductor Equipment — 9.5%
662(a)	Advanced Micro Devices, Inc.	$ 119,484
48	ASML Holding NV	46,084
307	Microchip Technology, Inc.	27,541
100	Sanken Electric Co., Ltd.	4,388
513	Taiwan Semiconductor Manufacturing Co., Ltd. (A.D.R.)	69,794
	Total Semiconductors & Semiconductor Equipment	$267,291

	Software — 5.7%
284	Microsoft Corp.	$ 119,485
136	Salesforce, Inc.	40,960
	Total Software	$160,445

	Specialty Retail — 1.4%
397	TJX Cos., Inc.	$ 40,264
	Total Specialty Retail	$40,264

	Technology Hardware, Storage & Peripherals — 5.7%
431	Apple, Inc.	$ 73,908
1,467	Samsung Electronics Co., Ltd.	87,836
	Total Technology Hardware, Storage & Peripherals	$161,744

	Textiles, Apparel & Luxury Goods — 1.6%
50	LVMH Moet Hennessy Louis Vuitton SE	$ 45,222
	Total Textiles, Apparel & Luxury Goods	$45,222

	Total Common Stocks (Cost $2,115,728)	$2,773,782

The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2411

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 1.8% of Net Assets
50,000(b)	U.S. Treasury Bills, 4/2/24	$ 49,993
	Total U.S. Government and Agency Obligations (Cost $49,992)	$49,993

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.0% (Cost $2,165,720)	$2,823,775
	OTHER ASSETS AND LIABILITIES — 0.0%†	$ 1,087
	net assets — 100.0%	$2,824,862

(A.D.R.)	American Depositary Receipts.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $57,067, or 2.0% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
†	Amount rounds to less than 0.1%.
Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
United States	65.0%
Japan	10.0%
France	4.8%
Netherlands	3.6%
United Kingdom	3.2%
South Korea	3.1%
China	2.8%
Germany	2.5%
Taiwan	2.5%
Italy	2.1%
Other (individually less than 1%)	0.4%
100.0%
The accompanying notes are an integral part of these financial statements.
12Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation
USD	56,513	CNY	400,000	Goldman Sachs & Co.	8/22/24	$295
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$ 295
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
CNY	— China Yuan Renminbi
USD	— United States Dollar
Purchases and sales of securities (excluding short-term investments) for the six months ended March 31, 2024, aggregated $306,477 and $225,555, respectively.
At March 31, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $2,173,858 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$712,687
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(62,475)
Net unrealized appreciation	$650,212
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$ —	$ 71,074	$—	$ 71,074
Banks	—	58,522	—	58,522
Broadline Retail	178,396	53,246	—	231,642
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2413

Schedule of Investments  |  3/31/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Capital Markets	$ 48,513	$ 57,067	$—	$ 105,580
Consumer Staples Distribution & Retail	—	65,501	—	65,501
Entertainment	35,821	60,206	—	96,027
Financial Services	96,538	43,342	—	139,880
Health Care Equipment & Supplies	34,401	108,628	—	143,029
Hotels, Restaurants & Leisure	81,911	38,656	—	120,567
Household Durables	—	42,851	—	42,851
Pharmaceuticals	93,355	45,919	—	139,274
Professional Services	—	90,091	—	90,091
Semiconductors & Semiconductor Equipment	216,819	50,472	—	267,291
Technology Hardware, Storage & Peripherals	73,908	87,836	—	161,744
Textiles, Apparel & Luxury Goods	—	45,222	—	45,222
All Other Common Stocks	995,487	—	—	995,487
U.S. Government and Agency Obligations	—	49,993	—	49,993
Total Investments in Securities	$1,855,149	$ 968,626	$ —	$2,823,775
Other Financial Instruments
Net unrealized appreciation on forward foreign currency exchange contracts	$ —	$ 295	$—	$ 295
Total Other Financial Instruments	$ —	$ 295	$ —	$ 295
During the period ended March 31, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
14Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

Statement of Assets and Liabilities  |  3/31/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $2,165,720)	$2,823,775
Cash	23,018
Unrealized appreciation on forward foreign currency exchange contracts	295
Receivables —
Investment securities sold	14,940
Dividends	3,751
Due from the Adviser	1,783
Other assets	18,724
Total assets	$2,886,286
LIABILITIES:
Overdraft due to custodian	$ 2
Payables —
Trustees’ fees	1
Professional fees	37,196
Printing expense	14,149
Consulting fees	8,841
Management fees	300
Administrative expenses	63
Distribution fees	165
Accrued expenses	707
Total liabilities	$ 61,424
NET ASSETS:
Paid-in capital	$2,398,009
Distributable earnings	426,853
Net assets	$2,824,862
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $1,142,756/96,676 shares)	$ 11.82
Class C (based on $722,965/62,237 shares)	$ 11.62
Class Y (based on $959,141/81,071 shares)	$ 11.83
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $11.82 net asset value per share/100%-5.75% maximum sales charge)	$ 12.54
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2415

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 3/31/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $576)	$ 13,722
Interest from unaffiliated issuers	1,864
Total Investment Income		$ 15,586
EXPENSES:
Management fees	$ 8,323
Administrative expenses	5,236
Transfer agent fees
Class A	144
Class C	21
Class Y	8
Distribution fees
Class A	1,292
Class C	3,287
Shareholder communications expense	284
Registration fees	15,706
Professional fees	39,257
Printing expense	7,772
Pricing fees	6
Officers’ and Trustees’ fees	4,014
Insurance expense	18
Miscellaneous	527
Total expenses		$ 85,895
Less fees waived and expenses reimbursed by the Adviser		(72,035)
Net expenses		$ 13,860
Net investment income		$ 1,726
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$ (24,451)
Forward foreign currency exchange contracts	16
Other assets and liabilities denominated in foreign currencies	(723)	$ (25,158)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$539,300
Forward foreign currency exchange contracts	224
Other assets and liabilities denominated in foreign currencies	(12)	$539,512
Net realized and unrealized gain (loss) on investments		$514,354
Net increase in net assets resulting from operations		$ 516,080
The accompanying notes are an integral part of these financial statements.
16Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

Statements of Changes in Net Assets
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23
FROM OPERATIONS:
Net investment income (loss)	$ 1,726	$ 7,662
Net realized gain (loss) on investments	(25,158)	(94,515)
Change in net unrealized appreciation (depreciation) on investments	539,512	496,420
Net increase in net assets resulting from operations	$ 516,080	$ 409,567
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.03 and $0.02 per share, respectively)	$ (3,124)	$ (1,654)
Class Y ($0.06 and $0.05 per share, respectively)	(4,753)	(3,828)
Total distributions to shareholders	$ (7,877)	$ (5,482)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 43,825	$ 130,467
Reinvestment of distributions	6,877	5,482
Cost of shares repurchased	(21,002)	(7,098)
Net increase in net assets resulting from Fund share transactions	$ 29,700	$ 128,851
Net increase in net assets	$ 537,903	$ 532,936
NET ASSETS:
Beginning of period	$2,286,959	$1,754,023
End of period	$2,824,862	$2,286,959
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2417

Statements of Changes in Net Assets (continued)
	Six Months Ended 3/31/24 Shares (unaudited)	Six Months Ended 3/31/24 Amount (unaudited)	Year Ended 9/30/23 Shares	Year Ended 9/30/23 Amount
Class A
Shares sold	4,088	$ 43,825	12,021	$116,300
Reinvestment of distributions	262	2,835	194	1,654
Less shares repurchased	(1,840)	(21,002)	(775)	(7,098)
Net increase	2,510	$ 25,658	11,440	$110,856
Class C
Shares sold	—	$ —	1,253	$ 12,667
Reinvestment of distributions	—	—	—	—
Less shares repurchased	—	—	—	—
Net increase	—	$ —	1,253	$ 12,667
Class Y
Shares sold	—	$ —	186	$ 1,500
Reinvestment of distributions	375	4,042	450	3,828
Less shares repurchased	—	—	—	—
Net increase	375	$ 4,042	636	$ 5,328
The accompanying notes are an integral part of these financial statements.
18Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

Financial Highlights
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class A
Net asset value, beginning of period	$ 9.68	$ 7.86	$ 9.84	$ 10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.01	$ 0.04	$ 0.02	$ 0.01
Net realized and unrealized gain (loss) on investments	2.16	1.80	(2.00)	(0.17)
Net increase (decrease) from investment operations	$ 2.17	$ 1.84	$ (1.98)	$ (0.16)
Distributions to shareholders:
Net investment income	$ (0.03)	$ (0.02)	$ —	$ —
Total distributions	$ (0.03)	$ (0.02)	$ —	$ —
Net increase (decrease) in net asset value	$ 2.14	$ 1.82	$ (1.98)	$ (0.16)
Net asset value, end of period	$11.82	$ 9.68	$ 7.86	$ 9.84
Total return (b)	22.47%(c)	23.44%	(20.12)%	(1.60)%(c)
Ratio of net expenses to average net assets	1.00%(d)	1.00%	1.00%	0.75%(d)
Ratio of net investment income (loss) to average net assets	0.22%(d)	0.45%	0.21%	0.28%(d)
Portfolio turnover rate	9%(c)	38%	38%	11%(c)
Net assets, end of period (in thousands)	$1,143	$ 912	$ 650	$ 770
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	6.64%(d)	10.45%	11.71%	12.69%(d)
Net investment income (loss) to average net assets	(5.42)%(d)	(9.00)%	(10.50)%	(11.66)%(d)
*	Class A commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2419

Financial Highlights  (continued)
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class C
Net asset value, beginning of period	$ 9.52	$ 7.76	$ 9.81	$ 10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ (0.03)	$ (0.03)	$ (0.05)	$ (0.03)
Net realized and unrealized gain (loss) on investments	2.13	1.79	(2.00)	(0.16)
Net increase (decrease) from investment operations	$ 2.10	$ 1.76	$ (2.05)	$ (0.19)
Net increase (decrease) in net asset value	$ 2.10	$ 1.76	$ (2.05)	$ (0.19)
Net asset value, end of period	$11.62	$ 9.52	$ 7.76	$ 9.81
Total return (b)	22.06%(c)	22.68%	(20.90)%	(1.90)%(c)
Ratio of net expenses to average net assets	1.72%(d)	1.72%	1.74%	1.69%(d)
Ratio of net investment income (loss) to average net assets	(0.50)%(d)	(0.28)%	(0.53)%	(0.64)%(d)
Portfolio turnover rate	9%(c)	38%	38%	11%(c)
Net assets, end of period (in thousands)	$ 723	$ 593	$ 474	$ 598
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	7.33%(d)	11.15%	12.43%	13.63%(d)
Net investment income (loss) to average net assets	(6.11)%(d)	(9.71)%	(11.22)%	(12.58)%(d)
*	Class C commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
20Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class Y
Net asset value, beginning of period	$ 9.70	$ 7.87	$ 9.85	$ 10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.03	$ 0.07	$ 0.05	$ 0.01
Net realized and unrealized gain (loss) on investments	2.16	1.81	(2.02)	(0.16)
Net increase (decrease) from investment operations	$ 2.19	$ 1.88	$ (1.97)	$ (0.15)
Distributions to shareholders:
Net investment income	$ (0.06)	$ (0.05)	$ (0.01)	$ —
Total distributions	$ (0.06)	$ (0.05)	$ (0.01)	$ —
Net increase (decrease) in net asset value	$ 2.13	$ 1.83	$ (1.98)	$ (0.15)
Net asset value, end of period	$11.83	$ 9.70	$ 7.87	$ 9.85
Total return (b)	22.62%(c)	23.94%	(20.04)%	(1.50)%(c)
Ratio of net expenses to average net assets	0.70%(d)	0.70%	0.70%	0.70%(d)
Ratio of net investment income (loss) to average net assets	0.52%(d)	0.74%	0.51%	0.35%(d)
Portfolio turnover rate	9%(c)	38%	38%	11%(c)
Net assets, end of period (in thousands)	$ 959	$ 783	$ 630	$ 788
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	6.32%(d)	10.14%	11.40%	12.64%(d)
Net investment income (loss) to average net assets	(5.10)%(d)	(8.70)%	(10.19)%	(11.59)%(d)
*	Class Y commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period and no sales charges.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2421

Notes to Financial Statements  |  3/31/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Global Sustainable Growth Fund (the “Fund”) is one of five portfolios comprising Pioneer Series Trust XIV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open end management investment company. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class A, Class C and Class Y commenced operations on May 10, 2021. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives
22Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2423

provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
24Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of March 31, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2425

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended September 30, 2023 was as follows:
2023
Distributions paid from:
Ordinary income	$5,482
Total	$5,482
The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2023:
2023
Distributable earnings/(losses):
Undistributed ordinary income	$ 3,716
Capital loss carryforward	(195,754)
Net unrealized appreciation	110,688
Total	$ (81,350)
The differences between book-basis and tax-basis net unrealized appreciation are attributable to the tax deferral of losses on wash sales and the mark to market of forward contracts.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $12 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net
26Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2427

partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in small- and mid-size companies. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
Normally, the Fund invests at least a minimum percentage of its net assets in issuers located outside of the U.S.. The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
28Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2429

insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts ("contracts") for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 7).
During the six months ended March 31, 2024, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended March 31, 2024 was $30,179 for sells. Open forward foreign currency exchange contracts outstanding at March 31, 2024 are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund's portfolio. Management fees payable under the Fund's Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Portfolio’s average daily net assets up to $1 billion and 0.60% of the Fund's average daily net assets over $1 billion. For the six months ended March 31, 2024, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all fund expenses
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other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce Fund expenses to 1.00%, 1.75% and 0.70% of the average daily net assets attributable to Class A, Class C and Class Y Shares, respectively. These expense limitations are in effect through February 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended March 31, 2024, are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $300 in management fees payable to the Adviser at March 31, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended March 31, 2024, the Fund paid $4,014 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At March 31, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $1 and a payable for administrative expenses of $63, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2431

In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended March 31, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$236
Class C	39
Class Y	9
Total	$284
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $165 in distribution fees payable to the Distributor at March 31, 2024.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended March 31, 2024, no CDSCs were paid to the Distributor.
6. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set-
32Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2433

Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of March 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets (b)
Goldman Sachs & Co.	$295	$ —	$ —	$ —	$295
Total	$295	$—	$—	$—	$295
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities (c)
Goldman Sachs & Co.	$ —	$ —	$ —	$ —	$ —
Total	$—	$—	$—	$—	$—
(a) The amount presented here may be less than the total amount of collateral received/pledged, as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
(c) Represents the net amount payable to the counterparty in the event of default.
7.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors
34Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Unrealized appreciation on forward foreign currency exchange contracts	$ —	$ —	$295	$ —	$ —
Total Value	$—	$—	$295	$—	$—
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at March 31, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Forward foreign currency exchange contracts	$ —	$ —	$ 16	$ —	$ —
Total Value	$—	$—	$ 16	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Forward foreign currency exchange contracts	$ —	$ —	$224	$ —	$ —
Total Value	$—	$—	$224	$—	$—
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2435

Additional Information
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of Pioneer Global Sustainable Growth Fund (the “Fund”) due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended September 30, 2023 and September 30, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor's satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund's financial statements for such periods; or (2) "reportable events" related to the Fund,  as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
36Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/24

Trustees, Officers and Service Providers
Trustees
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Craig C. MacKay
Lorraine H. Monchak
Marguerite A. Piret*
Fred J. Ricciardi
Officers
Lisa M. Jones, President and
Chief Executive Officer
Marco Pirondini**
Executive Vice President
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
* Ms. Piret became a non-voting Advisory Trustee of the Pioneer Funds effective January 22, 2024.
** Marco Pirondini was appointed to serve as an Executive Vice President of the Fund and Chief Investment Officer of Amundi US, Inc., effective January 1, 2024.
Pioneer Global Sustainable Growth Fund | Semiannual Report | 3/31/2437

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 32973-02-0524

Pioneer Global Sustainable Value Fund
Semiannual Report  |  March 31, 2024

A: PGSVX	C: GBVCX	Y: PSUYX
IMPORTANT NOTICE – UPCOMING CHANGES TO PIONEER FUNDS ANNUAL & SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Fund's Redesigned Reports via USPS mail starting in July 2024. If you would like to receive the Fund's Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at amundi.com/usinvestors and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

visit us: www.amundi.com/us

Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/241

Portfolio Summary  |  3/31/24
Sector Distribution

(As a percentage of total investments)*
Geographical Distribution

(As a percentage of total investments based on country of domicile)*
2Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

10 Largest Holdings

(As a percentage of total investments)*
1.	Shell Plc (A.D.R.)	3.24%
2.	CRH Plc	2.97
3.	Cardinal Health, Inc.	2.89
4.	ABN AMRO Bank NV, (C.V.A.) (144A)	2.71
5.	KB Financial Group, Inc.(A.D.R.)	2.55
6.	Hensoldt AG	2.43
7.	Teck Resources, Ltd., Class B	2.41
8.	Persimmon Plc	2.40
9.	International Business Machines Corp.	2.40
10.	AerCap Holdings NV	2.19
*   Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/243

Prices and Distributions  |  3/31/24
Net Asset Value per Share
Class	3/31/24	9/30/23
A	$11.71	$10.10
C	$11.67	$10.03
Y	$11.71	$10.11

Distributions per Share: 10/1/23 - 3/31/24
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$0.2703	$—	$—
C	$0.1996	$—	$—
Y	$0.3009	$—	$—
Index Definitions
The Morgan Stanley Capital International (MSCI) All Country World Value NR Index measures the free-float weighted equity index that captures large and mid-cap representation across emerging markets countries. The index covers approximately 85% of the free float-adjusted market capitalization in each country. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages  5  -  7.
4Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

Performance Update | 3/31/24	Class A Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Global Sustainable Value Fund at public offering price during the periods shown, compared to that of the MSCI All Country World Value NR Index.*
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	Public Offering Price (POP)	MSCI All Country World Value NR Index
Life of Class (5/10/21)*	7.81%	5.63%	4.76%
1 Year	21.21	14.29	18.01
Expense Ratio (Per prospectus dated February 1, 2024)
Gross	Net
10.02%	1.00%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through February 1, 2025 for Class A shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus for more information.
* Performance of Class A shares shown in the graph above is from the inception of Class A shares on 5/10/21 through 3/31/24. Index information shown in the graph above is from 5/31/21 through 3/31/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/245

Performance Update | 3/31/24	Class C Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Global Sustainable Value Fund during the periods shown, compared to that of the MSCI All Country World Value NR Index.*
Average Annual Total Returns (As of March 31, 2024)
Period	If Held	If Redeemed	MSCI All Country World Value NR Index
Life of Class (5/10/21)*	7.03%	7.03%	4.76%
1 Year	20.37	19.37	18.01
Expense Ratio (Per prospectus dated February 1, 2024)
Gross	Net
10.73%	1.75%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class C shares held for less than one year are subject to a 1% contingent deferred sales charge (CDSC). “If Held” results represent the percent change in net asset value per share. "If Redeemed" returns reflect the deduction of the CDSC for the one-year period, assuming a complete redemption of shares at the last price calculated on the last business day of the period, and no CDSC for the other time periods. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through February 1, 2025 for Class C shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus for more information.
* Performance of Class C shares shown in the graph above is from the inception of Class C shares on 5/10/21 through 3/31/24. Index information shown in the graph above is from 5/31/21 through 3/31/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
6Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

Performance Update | 3/31/24	Class Y Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Global Sustainable Value Fund during the periods shown, compared to that of the MSCI All Country World Value NR Index.*
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	MSCI All Country World Value NR Index
Life of Class (5/10/21)*	8.11%	4.76%
1 Year	21.55	18.01
Expense Ratio (Per prospectus dated February 1, 2024)
Gross	Net
9.73%	0.70%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through February 1, 2025 for Class Y shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
* Performance of Class Y shares shown in the graph above is from the inception of Class Y shares on 5/10/21 through 3/31/24. Index information shown in the graph above is from 5/31/21 through 3/31/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/247

Comparing Ongoing Fund Expenses
As a shareholder in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer Global Sustainable Value Fund
Based on actual returns from October 1, 2023 through March 31, 2024.
Share Class	A	C	Y
Beginning Account Value on 10/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 3/31/24	$1,189.30	$1,185.70	$1,191.50
Expenses Paid During Period*	$5.47	$9.34	$3.84

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, 1.71%, and 0.70% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reﬂect the partial year period).
8Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer Global Sustainable Value Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2023 through March 31, 2024.
Share Class	A	C	Y
Beginning Account Value on 10/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 3/31/24	$1,020.00	$1,016.45	$1,021.50
Expenses Paid During Period*	$5.05	$8.62	$3.54

*	Expenses are equal to the Fund’s annualized expense ratio of 1.00%, 1.71%, and 0.70% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reﬂect the partial year period).
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/249

Schedule of Investments  |  3/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 100.1%
	Common Stocks — 99.7% of Net Assets
	Aerospace & Defense — 2.4%
1,404	Hensoldt AG	$ 65,737
	Total Aerospace & Defense	$65,737

	Air Freight & Logistics — 0.9%
168	United Parcel Service, Inc., Class B	$ 24,970
	Total Air Freight & Logistics	$24,970

	Automobile Components — 1.0%
600	Bridgestone Corp.	$ 26,616
	Total Automobile Components	$26,616

	Automobiles — 1.1%
1,300	Subaru Corp.	$ 29,588
	Total Automobiles	$29,588

	Banks — 17.0%
4,283	ABN AMRO Bank NV (C.V.A.) (144A)	$ 73,475
1,448	Bank of America Corp.	54,908
873	Citizens Financial Group, Inc.	31,681
4,100	Grupo Financiero Banorte S.A.B de CV, Class O	44,047
1,281	Hana Financial Group, Inc.	56,061
1,325	KB Financial Group, Inc. (A.D.R.)	68,993
600	Sumitomo Mitsui Financial Group, Inc.	35,076
1,100	UniCredit S.p.A.	41,744
942	Wells Fargo & Co.	54,598
	Total Banks	$460,583

	Biotechnology — 2.0%
303	AbbVie, Inc.	$ 55,176
	Total Biotechnology	$55,176

	Broadline Retail — 2.6%
4,600	Alibaba Group Holding, Ltd.	$ 41,514
563	eBay, Inc.	29,715
	Total Broadline Retail	$71,229

	Capital Markets — 4.1%
531	Bank of New York Mellon Corp.	$ 30,596
531	State Street Corp.	41,057
1,316	UBS Group AG	40,446
	Total Capital Markets	$112,099

The accompanying notes are an integral part of these financial statements.
10Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

Shares		Value
	Chemicals — 1.1%
278	LyondellBasell Industries NV, Class A	$ 28,434
	Total Chemicals	$28,434

	Communications Equipment — 1.5%
838	Cisco Systems, Inc.	$ 41,825
	Total Communications Equipment	$41,825

	Construction Materials — 3.0%
933	CRH Plc	$ 80,491
	Total Construction Materials	$80,491

	Consumer Staples Distribution & Retail — 1.0%
268 +#	Magnit PJSC	$ 1,121
1,800	Seven & i Holdings Co., Ltd.	26,200
	Total Consumer Staples Distribution & Retail	$27,321

	Diversified Telecommunication Services — 1.8%
2,004	Deutsche Telekom AG	$ 48,648
	Total Diversified Telecommunication Services	$48,648

	Electric Utilities — 6.2%
662	American Electric Power Co., Inc.	$ 56,998
939	Eversource Energy	56,124
1,401	FirstEnergy Corp.	54,107
	Total Electric Utilities	$167,229

	Electrical Equipment — 3.2%
400	Fuji Electric Co., Ltd.	$ 26,820
239(a)	Generac Holdings, Inc.	30,147
1,800	Mitsubishi Electric Corp.	30,171
	Total Electrical Equipment	$87,138

	Financial Services — 2.0%
789(a)	PayPal Holdings, Inc.	$ 52,855
	Total Financial Services	$52,855

	Health Care Equipment & Supplies — 3.1%
601	Medtronic Plc	$ 52,377
2,460	Smith & Nephew Plc	31,108
	Total Health Care Equipment & Supplies	$83,485

	Health Care Providers & Services — 3.6%
699	Cardinal Health, Inc.	$ 78,218
56	Humana, Inc.	19,416
	Total Health Care Providers & Services	$97,634

The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2411

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Shares		Value
	Hotels, Restaurants & Leisure — 0.7%
6,800(a)	Sands China, Ltd.	$ 19,177
	Total Hotels, Restaurants & Leisure	$19,177

	Household Durables — 2.4%
3,925	Persimmon Plc	$ 65,124
	Total Household Durables	$65,124

	Industrial Conglomerates — 1.1%
521(a)	SK Square Co., Ltd.	$ 30,279
	Total Industrial Conglomerates	$30,279

	Insurance — 4.8%
212	Chubb, Ltd.	$ 54,936
6,000	Ping An Insurance Group Co. of China, Ltd., Class H	25,524
181	Willis Towers Watson Plc	49,775
	Total Insurance	$130,235

	IT Services — 2.4%
340	International Business Machines Corp.	$ 64,926
	Total IT Services	$64,926

	Machinery — 1.3%
4,000	Mitsubishi Heavy Industries, Ltd.	$ 36,284
	Total Machinery	$36,284

	Metals & Mining — 6.6%
3,389	Barrick Gold Corp.	$ 56,393
871	Newmont Corp.	31,217
394	Rio Tinto Plc	25,002
1,425	Teck Resources, Ltd., Class B	65,236
	Total Metals & Mining	$177,848

	Oil, Gas & Consumable Fuels — 9.4%
381	Chesapeake Energy Corp.	$ 33,844
239	Exxon Mobil Corp.	27,781
1,924	Marathon Oil Corp.	54,526
2,784	Permian Resources Corp.	49,165
4,480 +#	Rosneft Oil Co. PJSC	1,365
1,311	Shell Plc (A.D.R.)	87,890
	Total Oil, Gas & Consumable Fuels	$254,571

	Pharmaceuticals — 4.3%
1,341	GSK Plc	$ 28,801
The accompanying notes are an integral part of these financial statements.
12Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

Shares		Value
	Pharmaceuticals — (continued)
1,338	Pfizer, Inc.	$ 37,129
509	Sanofi S.A.	49,942
	Total Pharmaceuticals	$115,872

	Semiconductors & Semiconductor Equipment — 2.0%
319	QUALCOMM, Inc.	$ 54,007
	Total Semiconductors & Semiconductor Equipment	$54,007

	Technology Hardware, Storage & Peripherals — 3.5%
1,200	FUJIFILM Holdings Corp.	$ 26,958
22,000	Lenovo Group, Ltd.	25,502
707	Samsung Electronics Co., Ltd.	42,331
	Total Technology Hardware, Storage & Peripherals	$94,791

	Trading Companies & Distributors — 3.6%
684(a)	AerCap Holdings NV	$ 59,447
800	Mitsui & Co., Ltd.	37,378
	Total Trading Companies & Distributors	$96,825

	Total Common Stocks (Cost $2,349,710)	$2,700,997

Principal Amount USD ($)
	U.S. Government and Agency Obligations — 0.4% of Net Assets
10,000(b)	U.S. Treasury Bills, 4/2/24	$ 9,999
	Total U.S. Government and Agency Obligations (Cost $9,999)	$9,999

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 100.1% (Cost $2,359,709)	$ 2,710,996
	OTHER ASSETS AND LIABILITIES — (0.1)%	$ (1,575)
	net assets — 100.0%	$2,709,421

The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2413

Schedule of Investments  |  3/31/24
(unaudited) (continued)
(A.D.R.)	American Depositary Receipts.
(C.V.A.)	Certificaaten van aandelen (Share Certificates).
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such security may be resold normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $73,475, or 2.7% of net assets.
(a)	Non-income producing security.
(b)	Security issued with a zero coupon. Income is recognized through accretion of discount.
+	Security is valued using significant unobservable inputs (Level 3).
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Magnit PJSC	5/10/2021	$19,543	$1,121
Rosneft Oil Co. PJSC	6/23/2021	37,564	1,365
Total Restricted Securities			$2,486
% of Net assets			0.1%
Distribution of investments by country of domicile (excluding short-term investments) as a percentage of total investments in securities, is as follows:
United States	40.7%
United Kingdom	10.6%
Japan	10.2%
South Korea	7.3%
Ireland	7.1%
Canada	4.5%
Germany	4.2%
Switzerland	3.5%
China	3.4%
Netherlands	2.7%
France	1.9%
Mexico	1.6%
Italy	1.5%
Other (individually less than 1%)	0.8%
100.0%
Purchases and sales of securities (excluding short-term investments) for the six months ended March 31, 2024, aggregated $1,038,493 and $930,412, respectively.
The accompanying notes are an integral part of these financial statements.
14Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

At March 31, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $2,364,214 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 518,953
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(172,171)
Net unrealized appreciation	$ 346,782
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks
Aerospace & Defense	$ —	$ 65,737	$ —	$ 65,737
Automobile Components	—	26,616	—	26,616
Automobiles	—	29,588	—	29,588
Banks	254,227	206,356	—	460,583
Broadline Retail	29,715	41,514	—	71,229
Capital Markets	71,653	40,446	—	112,099
Construction Materials	—	80,491	—	80,491
Consumer Staples Distribution & Retail	—	26,200	1,121	27,321
Diversified Telecommunication Services	—	48,648	—	48,648
Electrical Equipment	30,147	56,991	—	87,138
Health Care Equipment & Supplies	52,377	31,108	—	83,485
Hotels, Restaurants & Leisure	—	19,177	—	19,177
Household Durables	—	65,124	—	65,124
Industrial Conglomerates	—	30,279	—	30,279
Insurance	104,711	25,524	—	130,235
Machinery	—	36,284	—	36,284
Metals & Mining	152,846	25,002	—	177,848
Oil, Gas & Consumable Fuels	253,206	—	1,365	254,571
Pharmaceuticals	37,129	78,743	—	115,872
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2415

Schedule of Investments  |  3/31/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Technology Hardware, Storage & Peripherals	$ —	$ 94,791	$ —	$ 94,791
Trading Companies & Distributors	59,447	37,378	—	96,825
All Other Common Stocks	587,056	—	—	587,056
U.S. Government and Agency Obligations	—	9,999	—	9,999
Total Investments in Securities	$1,632,514	$1,075,996	$ 2,486	$2,710,996
During the period ended March 31, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
16Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

Statement of Assets and Liabilities  |  3/31/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $2,359,709)	$2,710,996
Cash	23,539
Foreign currencies, at value (cost $344)	344
Receivables —
Dividends	7,502
Due from the Adviser	1,382
Other assets	19,612
Total assets	$2,763,375
LIABILITIES:
Payables —
Trustees’ fees	$ 35
Professional fees	40,548
Printing expense	11,419
Management fees	287
Administrative expenses	57
Distribution fees	163
Accrued expenses	1,445
Total liabilities	$ 53,954
NET ASSETS:
Paid-in capital	$2,312,697
Distributable earnings	396,724
Net assets	$2,709,421
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $905,904/77,340 shares)	$ 11.71
Class C (based on $776,916/66,583 shares)	$ 11.67
Class Y (based on $1,026,601/87,650 shares)	$ 11.71
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $11.71 net asset value per share/100%-5.75% maximum sales charge)	$ 12.42
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2417

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 3/31/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers (net of foreign taxes withheld $1,316)	$ 30,804
Interest from unaffiliated issuers	710
Total Investment Income		$ 31,514
EXPENSES:
Management fees	$ 7,876
Administrative expenses	5,168
Transfer agent fees
Class A	81
Class C	20
Class Y	23
Distribution fees
Class A	1,017
Class C	3,471
Shareholder communications expense	203
Custodian fees	54
Registration fees	16,049
Professional fees	34,062
Printing expense	4,916
Officers’ and Trustees’ fees	4,028
Miscellaneous	1,524
Total expenses		$ 78,492
Less fees waived and expenses reimbursed by the Adviser		(65,276)
Net expenses		$ 13,216
Net investment income		$ 18,298
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$ 55,646
Other assets and liabilities denominated in foreign currencies	300	$ 55,946
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers	$358,288
Other assets and liabilities denominated in foreign currencies	(22)	$358,266
Net realized and unrealized gain (loss) on investments		$414,212
Net increase in net assets resulting from operations		$432,510
The accompanying notes are an integral part of these financial statements.
18Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

Statements of Changes in Net Assets
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23
FROM OPERATIONS:
Net investment income (loss)	$ 18,298	$ 44,118
Net realized gain (loss) on investments	55,946	46,220
Change in net unrealized appreciation (depreciation) on investments	358,266	344,672
Net increase in net assets resulting from operations	$ 432,510	$ 435,010
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.27 and $0.21 per share, respectively)	$ (20,576)	$ (16,032)
Class C ($0.20 and $0.15 per share, respectively)	(13,076)	(9,079)
Class Y ($0.30 and $0.24 per share, respectively)	(25,743)	(20,026)
Total distributions to shareholders	$ (59,395)	$ (45,137)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 3,376	$ 93,718
Reinvestment of distributions	51,280	45,137
Cost of shares repurchased	(9,403)	(81,445)
Net increase in net assets resulting from Fund share transactions	$ 45,253	$ 57,410
Net increase in net assets	$ 418,368	$ 447,283
NET ASSETS:
Beginning of period	$2,291,053	$1,843,770
End of period	$2,709,421	$ 2,291,053
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2419

Statements of Changes in Net Assets (continued)
	Six Months Ended 3/31/24 Shares (unaudited)	Six Months Ended 3/31/24 Amount (unaudited)	Year Ended 9/30/23 Shares	Year Ended 9/30/23 Amount
Class A
Shares sold	322	$ 3,376	6,709	$ 67,098
Reinvestment of distributions	1,720	18,057	1,691	16,032
Less shares repurchased	(845)	(9,403)	(7,692)	(76,589)
Net increase	1,197	$12,030	708	$ 6,541
Class C
Shares sold	—	$ —	2,107	$ 21,620
Reinvestment of distributions	1,072	11,237	960	9,079
Less shares repurchased	—	—	—	—
Net increase	1,072	$11,237	3,067	$ 30,699
Class Y
Shares sold	—	$ —	479	$ 5,000
Reinvestment of distributions	2,096	21,986	2,115	20,026
Less shares repurchased	—	—	(480)	(4,856)
Net increase	2,096	$21,986	2,114	$ 20,170
The accompanying notes are an integral part of these financial statements.
20Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

Financial Highlights
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class A
Net asset value, beginning of period	$10.10	$ 8.34	$ 9.64	$ 10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.08	$ 0.20	$ 0.21	$ 0.08
Net realized and unrealized gain (loss) on investments	1.80	1.77	(1.39)	(0.44)
Net increase (decrease) from investment operations	$ 1.88	$ 1.97	$ (1.18)	$ (0.36)
Distributions to shareholders:
Net investment income	$ (0.27)	$ (0.21)	$ (0.12)	$ —
Total distributions	$ (0.27)	$ (0.21)	$ (0.12)	$ —
Net increase (decrease) in net asset value	$ 1.61	$ 1.76	$ (1.30)	$ (0.36)
Net asset value, end of period	$11.71	$10.10	$ 8.34	$ 9.64
Total return (b)	18.93%(c)	23.82%	(12.40)%	(3.60)%(c)
Ratio of net expenses to average net assets	1.00%(d)	1.00%	0.99%	0.94%(d)
Ratio of net investment income (loss) to average net assets	1.60%(d)	2.06%	2.24%	1.99%(d)
Portfolio turnover rate	39%(c)	81%	68%	26%(c)
Net assets, end of period (in thousands)	$ 906	$ 769	$ 629	$ 588
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	6.39%(d)	10.02%	11.90%	13.75%(d)
Net investment income (loss) to average net assets	(3.79)%(d)	(6.96)%	(8.67)%	(10.82)%(d)
*	Class A commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2421

Financial Highlights  (continued)
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class C
Net asset value, beginning of period	$10.03	$ 8.29	$ 9.61	$ 10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.05	$ 0.13	$ 0.13	$ 0.05
Net realized and unrealized gain (loss) on investments	1.79	1.76	(1.37)	(0.44)
Net increase (decrease) from investment operations	$ 1.84	$ 1.89	$ (1.24)	$ (0.39)
Distributions to shareholders:
Net investment income	$ (0.20)	$ (0.15)	$ (0.08)	$ —
Total distributions	$ (0.20)	$ (0.15)	$ (0.08)	$ —
Net increase (decrease) in net asset value	$ 1.64	$ 1.74	$ (1.32)	$ (0.39)
Net asset value, end of period	$11.67	$10.03	$ 8.29	$ 9.61
Total return (b)	18.57%(c)	22.85%	(13.01)%	(3.90)%(c)
Ratio of net expenses to average net assets	1.71%(d)	1.71%	1.70%	1.71%(d)
Ratio of net investment income (loss) to average net assets	0.89%(d)	1.35%	1.38%	1.22%(d)
Portfolio turnover rate	39%(c)	81%	68%	26%(c)
Net assets, end of period (in thousands)	$ 777	$ 657	$ 517	$ 577
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	7.09%(d)	10.73%	12.61%	14.52%(d)
Net investment income (loss) to average net assets	(4.49)%(d)	(7.67)%	(9.53)%	(11.59)%(d)
*	Class C commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
22Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class Y
Net asset value, beginning of period	$10.11	$ 8.35	$ 9.65	$ 10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.10	$ 0.23	$ 0.23	$ 0.09
Net realized and unrealized gain (loss) on investments	1.80	1.77	(1.38)	(0.44)
Net increase (decrease) from investment operations	$ 1.90	$ 2.00	$ (1.15)	$ (0.35)
Distributions to shareholders:
Net investment income	$ (0.30)	$ (0.24)	$ (0.15)	$ —
Total distributions	$ (0.30)	$ (0.24)	$ (0.15)	$ —
Net increase (decrease) in net asset value	$ 1.60	$ 1.76	$ (1.30)	$ (0.35)
Net asset value, end of period	$11.71	$10.11	$ 8.35	$ 9.65
Total return (b)	19.15%(c)	24.15%	(12.18)%	(3.50)%(c)
Ratio of net expenses to average net assets	0.70%(d)	0.70%	0.70%	0.70%(d)
Ratio of net investment income (loss) to average net assets	1.90%(d)	2.36%	2.43%	2.22%(d)
Portfolio turnover rate	39%(c)	81%	68%	26%(c)
Net assets, end of period (in thousands)	$1,027	$ 865	$ 697	$ 782
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	6.09%(d)	9.73%	11.63%	13.51%(d)
Net investment income (loss) to average net assets	(3.49)%(d)	(6.67)%	(8.50)%	(10.59)%(d)
*	Class Y commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2423

Notes to Financial Statements  |  3/31/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Global Sustainable Value Fund (the “Fund”) is one of five portfolios comprising Pioneer Series Trust XIV (the “Trust”), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act") as a diversified, open end management investment company. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class A, Class C and Class Y commenced operations on May 10, 2021. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-specific fees and expenses, such as transfer agent and distribution fees. Differences in class specific fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the flexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an affiliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives
24Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2425

provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds' net asset value.
Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
26Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of March 31, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2427

The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended September 30, 2023 was as follows:
2023
Distributions paid from:
Ordinary income	$45,137
Total	$45,137
The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2023:
2023
Distributable earnings/(losses):
Undistributed ordinary income	$ 41,014
Capital loss carryforward	(3,918)
Other book/tax temporary differences	(1,981)
Net unrealized depreciation	(11,506)
Total	$ 23,609
The differences between book basis and tax basis net unrealized depreciation are attributable to the tax deferral of losses on wash sales and tax basis differences on partnership holdings.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $11 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are
28Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2429

disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of borrowings, if any, for investment purposes) in securities of issuers that the Adviser believes adhere to the Fund’s ESG criteria. The Fund’s ESG criteria exclude securities of issuers in certain industries, and the Adviser considers ESG factors in making investment decisions. Excluding specific issuers limits the universe of investments available to the Fund as compared with other funds that do not consider ESG criteria or ESG factors, which may mean forgoing some investment opportunities available to funds that do not consider ESG criteria or ESG factors. Accordingly, the Fund may underperform other funds that do not utilize an investment strategy that considers ESG criteria or ESG factors. However, the strategy of seeking to identify companies with sustainable business models is believed to provide potential return and risk benefits, including the selection of issuers with fewer ESG-related risks. In considering ESG factors, the Adviser may use third party ESG ratings information that it believes to be reliable, but such information may not be accurate or complete, or may be biased.
The Fund may invest in small- and mid-size companies. Compared to large companies, small- and mid-size companies, and the market for their equity securities, may be more sensitive to changes in earnings results and investor expectations or poor economic or market conditions, including those experienced during a recession, have more limited product lines, operating histories, markets or capital resources, may be dependent upon a limited management group, experience sharper swings in market values, have limited liquidity, be harder to value or to sell at the times and prices the Adviser thinks appropriate, and offer greater potential for gain and loss.
Normally, the Fund invests at least a minimum percentage of its net assets in issuers located outside of the U.S.. The Fund’s investments in
30Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets, and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2431

limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.65% of the Fund’s average daily net assets up to $1 billion and 0.60% of the Fund’s average daily net assets over $1 billion. For the six months ended March 31, 2024, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.65% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) of the Fund to the extent required to reduce Fund expenses to 1.00%, 1.75% and 0.70% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through February 1,
32Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended March 31, 2024 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $287 in management fees payable to the Adviser at March 31, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended March 31, 2024, the Fund paid $4,028 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At March 31, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $35 and a payable for administrative expenses of $57, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended March 31, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$167
Class C	23
Class Y	13
Total	$203
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2433

5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $163 in distribution fees payable to the Distributor at March 31, 2024.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended March 31, 2024, no CDSCs were paid to the Distributor.
34Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

Additional Information
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of Pioneer Global Sustainable Value Fund (the “Fund”) due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended September 30, 2023 and September 30, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor's satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund's financial statements for such periods; or (2) "reportable events" related to the Fund,  as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/2435

Trustees, Officers and Service Providers
Trustees
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Craig C. MacKay
Lorraine H. Monchak
Marguerite A. Piret*
Fred J. Ricciardi
Officers
Lisa M. Jones, President and
Chief Executive Officer
Marco Pirondini**
Executive Vice President
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
* Ms. Piret became a non-voting Advisory Trustee of the Pioneer Funds effective January 22, 2024.
** Marco Pirondini was appointed to serve as an Executive Vice President of the Fund and Chief Investment Officer of Amundi US, Inc., effective January 1, 2024.
36Pioneer Global Sustainable Value Fund | Semiannual Report | 3/31/24

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 32974-02-0524

Pioneer Intrinsic Value Fund
Semiannual Report  |  March 31, 2024

A: PISVX	C: PVCCX	Y: PISYX
IMPORTANT NOTICE – UPCOMING CHANGES TO PIONEER FUNDS ANNUAL & SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Fund's Redesigned Reports via USPS mail starting in July 2024. If you would like to receive the Fund's Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at amundi.com/usinvestors and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

visit us: www.amundi.com/us

Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/241

Portfolio Summary  |  3/31/24
Sector Distribution

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*
1.	Exxon Mobil Corp.	4.94%
2.	Wells Fargo & Co.	4.72
3.	Deere & Co.	4.10
4.	Cisco Systems, Inc.	3.95
5.	Bank of America Corp.	3.93
6.	United Parcel Service, Inc., Class B	3.83
7.	Truist Financial Corp.	3.57
8.	International Business Machines Corp.	3.30
9.	ConocoPhillips	3.20
10.	Coterra Energy, Inc.	3.10
*   Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
2Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

Prices and Distributions  |  3/31/24
Net Asset Value per Share
Class	3/31/24	9/30/23
A	$11.64	$10.05
C	$11.70	$10.07
Y	$11.65	$10.06

Distributions per Share: 10/1/23 - 3/31/24
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$0.2064	$—	$—
C	$0.1308	$—	$—
Y	$0.2348	$—	$—
Index Definition
The Russell 1000 Value Index is an unmanaged measure of the performance of large-cap U.S. value stocks. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages 4 - 6.
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/243

Performance Update | 3/31/24	Class A Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Intrinsic Value Fund at public offering price during the periods shown, compared to that of the Russell 1000 Value Index.*
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	Public Offering Price (POP)	Russell 1000 Value Index
Life of Class (5/10/21)*	7.20%	5.03%	5.94%
1 Year	21.43	14.41	20.27
Expense Ratio (Per prospectus dated February 1, 2024)
Gross	Net
14.10%	0.86%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 5.75% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through February 1, 2025 for Class A shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus for more information.
* Performance of Class A shares shown in the graph above is from the inception of Class A shares on 5/10/21 through 3/31/24. Index information shown in the graph above is from 5/31/21 through 3/31/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
4Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

Performance Update | 3/31/24	Class C Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Intrinsic Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.*
Average Annual Total Returns (As of March 31, 2024)
Period	If Held	If Redeemed	Russell 1000 Value Index
Life of Class (5/10/21)*	6.36%	6.36%	5.94%
1 Year	20.59	19.59	20.27
Expense Ratio (Per prospectus dated February 1, 2024)
Gross	Net
14.82%	1.61%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class C shares held for less than one year are subject to a 1% contingent deferred sales charge (CDSC). “If Held” results represent the percent change in net asset value per share. “If Redeemed” returns reflect deduction of the CDSC for the one-year period, assuming a complete redemption of shares at the last price calculated on the last business day of the period, and no CDSC for the other time periods. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through February 1, 2025 for Class C shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus for more information.
* Performance of Class C shares shown in the graph above is from the inception of Class C shares on 5/10/21 through 3/31/24. Index information shown in the graph above is from 5/31/21 through 3/31/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/245

Performance Update | 3/31/24	Class Y Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Intrinsic Value Fund during the periods shown, compared to that of the Russell 1000 Value Index.*
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	Russell 1000 Value Index
Life of Class (5/10/21)*	7.49%	5.94%
1 Year	21.85	20.27
Expense Ratio (Per prospectus dated February 1, 2024)
Gross	Net
13.82%	0.56%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through February 1, 2025 for Class Y shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
* Performance of Class Y shares shown in the table and graph above is from the inception of Class Y shares on 5/10/21 through 3/31/24. Index information shown in the graph above is from 5/31/21 through 3/31/24.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
6Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

Comparing Ongoing Fund Expenses
As a shareholder in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer Intrinsic Value Fund
Based on actual returns from October 1, 2023 through March 31, 2024.
Share Class	A	C	Y
Beginning Account Value on 10/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 3/31/24	$1,180.50	$1,175.90	$1,183.40
Expenses Paid During Period*	$4.63	$8.59	$3.00

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, 1.58%, and 0.55% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reﬂect the partial year period).
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/247

Comparing Ongoing Fund Expenses (continued)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer Intrinsic Value Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2023 through March 31, 2024.
Share Class	A	C	Y
Beginning Account Value on 10/1/23	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 3/31/24	$1,020.75	$1,017.10	$1,022.25
Expenses Paid During Period*	$4.29	$7.97	$2.78

*	Expenses are equal to the Fund’s annualized expense ratio of 0.85%, 1.58%, and 0.55% for Class A, Class C, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reﬂect the partial year period).
8Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

Schedule of Investments  |  3/31/24
(unaudited)
Shares		Value
	UNAFFILIATED ISSUERS — 102.1%
	Common Stocks — 101.1% of Net Assets
	Air Freight & Logistics — 3.9%
493	United Parcel Service, Inc., Class B	$ 73,275
	Total Air Freight & Logistics	$73,275

	Automobiles — 2.2%
3,074	Ford Motor Co.	$ 40,823
	Total Automobiles	$40,823

	Banks — 13.8%
1,986	Bank of America Corp.	$ 75,309
769	Citizens Financial Group, Inc.	27,907
1,755	Truist Financial Corp.	68,410
1,559	Wells Fargo & Co.	90,360
	Total Banks	$261,986

	Biotechnology — 3.4%
131	AbbVie, Inc.	$ 23,855
560	Gilead Sciences, Inc.	41,020
	Total Biotechnology	$64,875

	Broadline Retail — 2.1%
742	eBay, Inc.	$ 39,163
	Total Broadline Retail	$39,163

	Capital Markets — 7.2%
532	Morgan Stanley	$ 50,093
451	Northern Trust Corp.	40,103
610	State Street Corp.	47,165
	Total Capital Markets	$137,361

	Chemicals — 4.1%
468	LyondellBasell Industries NV, Class A	$ 47,867
904	Mosaic Co.	29,344
	Total Chemicals	$77,211

	Communications Equipment — 4.0%
1,514	Cisco Systems, Inc.	$ 75,564
	Total Communications Equipment	$75,564

	Consumer Staples Distribution & Retail — 4.3%
200	Target Corp.	$ 35,442
2,140	Walgreens Boots Alliance, Inc.	46,417
	Total Consumer Staples Distribution & Retail	$81,859

The accompanying notes are an integral part of these financial statements.
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/249

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Shares		Value
	Diversified Telecommunication Services — 2.9%
1,301	Verizon Communications, Inc.	$ 54,590
	Total Diversified Telecommunication Services	$54,590

	Electric Utilities — 3.3%
261	Duke Energy Corp.	$ 25,241
614	Eversource Energy	36,699
	Total Electric Utilities	$61,940

	Financial Services — 2.5%
699(a)	PayPal Holdings, Inc.	$ 46,826
	Total Financial Services	$46,826

	Food Products — 4.7%
1,026	Kellanova	$ 58,779
821	Kraft Heinz Co.	30,295
	Total Food Products	$89,074

	Health Care Equipment & Supplies — 2.0%
436	Medtronic Plc	$ 37,997
	Total Health Care Equipment & Supplies	$37,997

	Health Care Providers & Services — 2.1%
301	Quest Diagnostics, Inc.	$ 40,066
	Total Health Care Providers & Services	$40,066

	Household Durables — 1.9%
304	Whirlpool Corp.	$ 36,368
	Total Household Durables	$36,368

	Insurance — 2.9%
692	American International Group, Inc.	$ 54,094
	Total Insurance	$54,094

	IT Services — 3.3%
331	International Business Machines Corp.	$ 63,208
	Total IT Services	$63,208

	Machinery — 4.1%
191	Deere & Co.	$ 78,451
	Total Machinery	$78,451

	Media — 1.1%
657	Fox Corp., Class A	$ 20,544
	Total Media	$20,544

The accompanying notes are an integral part of these financial statements.
10Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

Shares		Value
	Metals & Mining — 2.5%
642	Freeport-McMoRan, Inc.	$ 30,187
503	Newmont Corp.	18,027
	Total Metals & Mining	$48,214

	Oil, Gas & Consumable Fuels — 11.4%
481	ConocoPhillips	$ 61,222
2,128	Coterra Energy, Inc.	59,329
814	Exxon Mobil Corp.	94,619
	Total Oil, Gas & Consumable Fuels	$215,170

	Passenger Airlines — 1.1%
443	Delta Air Lines, Inc.	$ 21,206
	Total Passenger Airlines	$21,206

	Pharmaceuticals — 5.5%
212	Johnson & Johnson	$ 33,536
1,476	Pfizer, Inc.	40,959
628	Sanofi S.A. (A.D.R.)	30,521
	Total Pharmaceuticals	$105,016

	Specialty Retail — 1.6%
359	Best Buy Co., Inc.	$ 29,449
	Total Specialty Retail	$29,449

	Technology Hardware, Storage & Peripherals — 1.4%
865	HP, Inc.	$ 26,140
	Total Technology Hardware, Storage & Peripherals	$26,140

	Trading Companies & Distributors — 1.8%
395(a)	AerCap Holdings NV	$ 34,329
	Total Trading Companies & Distributors	$34,329

	Total Common Stocks (Cost $1,727,399)	$1,914,799

The accompanying notes are an integral part of these financial statements.
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/2411

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Shares		Value

	SHORT TERM INVESTMENTS — 1.0% of Net Assets
	Open-End Fund — 1.0%
18,200(b)	Dreyfus Government Cash Management, Institutional Shares, 5.20%	$ 18,200
		$ 18,200

	TOTAL SHORT TERM INVESTMENTS (Cost $18,200)	$18,200

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 102.1% (Cost $1,745,599)	$1,932,999
	OTHER ASSETS AND LIABILITIES — (2.1)%	$ (39,156)
	net assets — 100.0%	$1,893,843

(A.D.R.)	American Depositary Receipts.
(a)	Non-income producing security.
(b)	Rate periodically changes. Rate disclosed is the 7-day yield at March 31, 2024.
Purchases and sales of securities (excluding short-term investments) for the six months ended March 31, 2024, aggregated $1,148,412 and $1,048,538, respectively.
At March 31, 2024, the net unrealized appreciation on investments based on cost for federal tax purposes of $1,745,646 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$221,181
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(33,828)
Net unrealized appreciation	$187,353
The accompanying notes are an integral part of these financial statements.
12Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Common Stocks	$1,914,799	$—	$—	$1,914,799
Open-End Fund	18,200	—	—	18,200
Total Investments in Securities	$ 1,932,999	$ —	$ —	$ 1,932,999
During the period ended March 31, 2024, there were no transfers in or out of Level 3.
The accompanying notes are an integral part of these financial statements.
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/2413

Statement of Assets and Liabilities  |  3/31/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $1,745,599)	$1,932,999
Cash	1,149
Receivables —
Fund shares sold	94
Dividends	2,036
Due from the Adviser	2,845
Other assets	18,176
Total assets	$1,957,299
LIABILITIES:
Payables —
Investment securities purchased	$ 438
Trustees’ fees	5
Professional fees	47,160
Printing expense	14,213
Management fees	138
Administrative expenses	39
Distribution fees	122
Accrued expenses	1,341
Total liabilities	$ 63,456
NET ASSETS:
Paid-in capital	$1,627,724
Distributable earnings	266,119
Net assets	$1,893,843
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $827,094/71,059 shares)	$ 11.64
Class C (based on $549,046/46,912 shares)	$ 11.70
Class Y (based on $517,703/44,442 shares)	$ 11.65
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $11.64 net asset value per share/100%-5.75% maximum sales charge)	$ 12.35
The accompanying notes are an integral part of these financial statements.
14Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 3/31/24
INVESTMENT INCOME:
Dividends from unaffiliated issuers	$28,379
Total Investment Income		$ 28,379
EXPENSES:
Management fees	$ 3,749
Administrative expenses	5,013
Transfer agent fees
Class A	75
Class C	25
Class Y	11
Distribution fees
Class A	905
Class C	2,384
Shareholder communications expense	172
Custodian fees	7
Registration fees	16,328
Professional fees	40,019
Printing expense	8,035
Officers’ and Trustees’ fees	3,992
Insurance expense	13
Miscellaneous	1,147
Total expenses		$ 81,875
Less fees waived and expenses reimbursed by the Adviser		(73,755)
Net expenses		$ 8,120
Net investment income		$ 20,259
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers		$ 76,956
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers		$188,309
Net realized and unrealized gain (loss) on investments		$265,265
Net increase in net assets resulting from operations		$285,524
The accompanying notes are an integral part of these financial statements.
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/2415

Statements of Changes in Net Assets
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23
FROM OPERATIONS:
Net investment income (loss)	$ 20,259	$ 26,843
Net realized gain (loss) on investments	76,956	21,543
Change in net unrealized appreciation (depreciation) on investments	188,309	152,088
Net increase in net assets resulting from operations	$ 285,524	$ 200,474
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.21 and $0.18 per share, respectively)	$ (13,816)	$ (8,635)
Class C ($0.13 and $0.10 per share, respectively)	(5,814)	(4,242)
Class Y ($0.23 and $0.20 per share, respectively)	(10,254)	(9,396)
Total distributions to shareholders	$ (29,884)	$ (22,273)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 59,890	$ 283,379
Reinvestment of distributions	26,873	22,273
Cost of shares repurchased	(3,979)	(105,490)
Net increase in net assets resulting from Fund share transactions	$ 82,784	$ 200,162
Net increase in net assets	$ 338,424	$ 378,363
NET ASSETS:
Beginning of period	$1,555,419	$1,177,056
End of period	$1,893,843	$1,555,419
The accompanying notes are an integral part of these financial statements.
16Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

	Six Months Ended 3/31/24 Shares (unaudited)	Six Months Ended 3/31/24 Amount (unaudited)	Year Ended 9/30/23 Shares	Year Ended 9/30/23 Amount
Class A
Shares sold	3,629	$38,390	28,310	$280,979
Reinvestment of distributions	1,200	12,858	876	8,635
Less shares repurchased	(311)	(3,451)	(6,100)	(62,357)
Net increase	4,518	$47,797	23,086	$227,257
Class C
Shares sold	1,978	$21,500	242	$ 2,400
Reinvestment of distributions	483	5,220	427	4,242
Less shares repurchased	—	—	—	—
Net increase	2,461	$26,720	669	$ 6,642
Class Y
Shares sold	—	$ —	—	$ —
Reinvestment of distributions	820	8,795	953	9,396
Less shares repurchased	(49)	(528)	(4,146)	(43,133)
Net increase (decrease)	771	$ 8,267	(3,193)	$ (33,737)
The accompanying notes are an integral part of these financial statements.
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/2417

Financial Highlights
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class A
Net asset value, beginning of period	$10.05	$ 8.77	$ 9.68	$ 10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.14	$ 0.20	$ 0.17	$ 0.06
Net realized and unrealized gain (loss) on investments	1.66	1.26	(0.94)	(0.38)
Net increase (decrease) from investment operations	$ 1.80	$ 1.46	$ (0.77)	$ (0.32)
Distributions to shareholders:
Net investment income	$ (0.21)	$ (0.18)	$ (0.14)	$ —
Total distributions	$ (0.21)	$ (0.18)	$ (0.14)	$ —
Net increase (decrease) in net asset value	$ 1.59	$ 1.28	$ (0.91)	$ (0.32)
Net asset value, end of period	$11.64	$ 10.05	$ 8.77	$ 9.68
Total return (b)	18.05%(c)	16.64%	(8.23)%	(3.20)%(c)
Ratio of net expenses to average net assets	0.85%(d)	0.85%	0.84%	0.80%(d)
Ratio of net investment income (loss) to average net assets	2.56%(d)	1.96%	1.68%	1.45%(d)
Portfolio turnover rate	63%(c)	22%	28%	1%(c)
Net assets, end of period (in thousands)	$ 827	$ 668	$ 381	$ 291
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	9.71%(d)	14.09%	18.21%	23.11%(d)
Net investment income (loss) to average net assets	(6.30)%(d)	(11.28)%	(15.69)%	(20.86)%(d)
*	Class A commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
18Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class C
Net asset value, beginning of period	$10.07	$ 8.78	$ 9.65	$ 10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.10	$ 0.12	$ 0.09	$ 0.03
Net realized and unrealized gain (loss) on investments	1.66	1.27	(0.96)	(0.38)
Net increase (decrease) from investment operations	$ 1.76	$ 1.39	$ (0.87)	$ (0.35)
Distributions to shareholders:
Net investment income	$ (0.13)	$ (0.10)	$ —	$ —
Total distributions	$ (0.13)	$ (0.10)	$ —	$ —
Net increase (decrease) in net asset value	$ 1.63	$ 1.29	$ (0.87)	$ (0.35)
Net asset value, end of period	$11.70	$ 10.07	$ 8.78	$ 9.65
Total return (b)	17.59%(c)	15.81%	(9.02)%	(3.50)%(c)
Ratio of net expenses to average net assets	1.58%(d)	1.58%	1.58%	1.60%(d)
Ratio of net investment income (loss) to average net assets	1.82%(d)	1.21%	0.90%	0.65%(d)
Portfolio turnover rate	63%(c)	22%	28%	1%(c)
Net assets, end of period (in thousands)	$ 549	$ 447	$ 384	$ 368
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	10.43%(d)	14.81%	18.96%	23.98%(d)
Net investment income (loss) to average net assets	(7.03)%(d)	(12.02)%	(16.48)%	(21.73)%(d)
*	Class C commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/2419

Financial Highlights  (continued)
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	5/10/21* to 9/30/21
Class Y
Net asset value, beginning of period	$10.06	$ 8.78	$ 9.69	$ 10.00
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.15	$ 0.22	$ 0.20	$ 0.07
Net realized and unrealized gain (loss) on investments	1.67	1.26	(0.95)	(0.38)
Net increase (decrease) from investment operations	$ 1.82	$ 1.48	$ (0.75)	$ (0.31)
Distributions to shareholders:
Net investment income	$ (0.23)	$ (0.20)	$ (0.16)	$ —
Total distributions	$ (0.23)	$ (0.20)	$ (0.16)	$ —
Net increase (decrease) in net asset value	$ 1.59	$ 1.28	$ (0.91)	$ (0.31)
Net asset value, end of period	$11.65	$ 10.06	$ 8.78	$ 9.69
Total return (b)	18.34%(c)	16.91%	(8.04)%	(3.10)%(c)
Ratio of net expenses to average net assets	0.55%(d)	0.55%	0.55%	0.55%(d)
Ratio of net investment income (loss) to average net assets	2.85%(d)	2.24%	1.95%	1.70%(d)
Portfolio turnover rate	63%(c)	22%	28%	1%(c)
Net assets, end of period (in thousands)	$ 518	$ 440	$ 412	$ 404
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	9.40%(d)	13.81%	17.95%	22.87%(d)
Net investment income (loss) to average net assets	(6.00)%(d)	(11.02)%	(15.45)%	(20.62)%(d)
*	Class Y commenced operations on May 10, 2021.
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	Annualized.
The accompanying notes are an integral part of these financial statements.
20Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

Notes to Financial Statements  |  3/31/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Intrinsic Value Fund (the “Fund”) is one of five portfolios comprising Pioneer Series Trust XIV (the "Trust"), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company. The Fund’s investment objective is to seek long-term capital growth.
The Fund offers three classes of shares designated as Class A, Class C and Class Y shares. Class A, Class C and Class Y commenced operations on May 10, 2021. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. Rule 18f-4 requires a fund to establish and maintain a comprehensive derivatives risk management program, appoint a derivatives
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/2421

risk manager and comply with a relative or absolute limit on fund leverage risk calculated based on value-at-risk (“VaR”), unless the fund uses derivatives in only a limited manner (a "limited derivatives user"). The Fund is currently a limited derivatives user for purposes of Rule 18f-4.
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
22Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

Securities for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/2423

currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of March 31, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended September 30, 2023 was as follows:
2023
Distributions paid from:
Ordinary income	$22,273
Total	$22,273
The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2023:
2023
Distributable earnings/(losses):
Undistributed ordinary income	$18,903
Capital loss carryforward	(7,468)
Net unrealized depreciation	(956)
Total	$ 10,479
24Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

The differences between book-basis and tax-basis net unrealized depreciation are attributable to the tax deferral of losses on wash sales.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $63 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A and Class C shares of the Fund, respectively (see Note 5). Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/2425

The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in equity securities of large companies. Large companies may fall out of favor with investors and underperform the overall equity market.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging
26Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/2427

The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.45% of the Fund’s average daily net assets up to $1 billion and 0.40% of the Fund’s average daily net assets over $1 billion. For the six months ended March 31, 2024, the effective management fee (excluding waivers and/or assumption of expenses) was equivalent to 0.45% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to waive and/or reimburse ordinary operating expenses (ordinary operating expenses means all Fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 0.85%, 1.60% and 0.55% of the average daily net assets attributable to Class A, Class C and Class Y shares, respectively. These expense limitations are in effect through February 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended March 31, 2024 are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $138 in management fees payable to the Adviser at March 31, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer. Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended March 31, 2024, the Fund paid $3,992 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At March 31, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for
28Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

Trustees’ fees of $5 and a payable for administrative expenses of $39, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended March 31, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$137
Class C	42
Class Y	(7)
Total	$172
5. Distribution Plan
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A and Class C shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Reflected on the Statement of Assets and Liabilities is $122 in distribution fees payable to the Distributor at March 31, 2024.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00%, based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class Y shares. Proceeds
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/2429

from the CDSCs are paid to the Distributor. For the six months ended March 31, 2024, no CDSCs were paid to the Distributor.
30Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

Additional Information
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of Pioneer Intrinsic Value Fund (the “Fund”) due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended September 30, 2023 and September 30, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor's satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund's financial statements for such periods; or (2) "reportable events" related to the Fund,  as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/2431

Trustees, Officers and Service Providers
Trustees
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Craig C. MacKay
Lorraine H. Monchak
Marguerite A. Piret*
Fred J. Ricciardi
Officers
Lisa M. Jones, President and
Chief Executive Officer
Marco Pirondini**
Executive Vice President
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
* Ms. Piret became a non-voting Advisory Trustee of the Pioneer Funds effective January 22, 2024.
** Marco Pirondini was appointed to serve as an Executive Vice President of the Fund and Chief Investment Officer of Amundi US, Inc., effective January 1, 2024.
32Pioneer Intrinsic Value Fund | Semiannual Report | 3/31/24

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 32975-02-0524

Pioneer Strategic Income Fund
Semiannual Report  |  March 31, 2024

A: PSRAX	C: PSRCX	K: STRKX	R: STIRX	Y: STRYX
IMPORTANT NOTICE – UPCOMING CHANGES TO PIONEER FUNDS ANNUAL & SEMI-ANNUAL REPORTS
The Securities and Exchange Commission (the “SEC”) has adopted rule and form amendments that will result in changes to the design and delivery of annual and semi-annual fund reports (“Reports”). Beginning in July 2024, Reports will be streamlined to highlight key information (“Redesigned Reports”). Certain information currently included in the Reports, including financial statements, will no longer appear in the Reports but will be available online, delivered free of charge to shareholders upon request, and filed with the SEC.
If you previously elected to receive the Fund's Reports electronically, you will continue to receive the Redesigned Reports electronically. Otherwise, you will receive paper copies of the Fund's Redesigned Reports via USPS mail starting in July 2024. If you would like to receive the Fund's Redesigned Reports (and/or other communications) electronically instead of by mail, please contact your financial advisor or, if you are a direct investor, please log into your mutual fund account at amundi.com/usinvestors and select “E-Delivery” under the Profile page. You must be registered for online account access before you can enroll in E-Delivery.

visit us: www.amundi.com/us

Pioneer Strategic Income Fund | Semiannual Report | 3/31/241

Portfolio Summary  |  3/31/24
Portfolio Diversification

(As a percentage of total investments)*
10 Largest Holdings

(As a percentage of total investments)*
1.	U.S. Treasury Notes, 4.50%, 9/30/30	4.68%
2.	Federal National Mortgage Association, 2.50%, 4/1/54 (TBA)	2.26
3.	Federal National Mortgage Association, 3.00%, 4/1/54 (TBA)	1.70
4.	Federal National Mortgage Association, 6.50%, 4/15/54 (TBA)	1.65
5.	U.S. Treasury Bills, 4/9/24	1.32
6.	U.S. Treasury Bonds, 2.25%, 2/15/52	1.24
7.	Federal National Mortgage Association, 1.50%, 3/1/42	1.00
8.	Federal Home Loan Mortgage Corp., 5.50%, 8/1/53	0.98
9.	U.S. Treasury Bonds, 4.375%, 8/15/43	0.79
10.	Federal Home Loan Mortgage Corp., 6.00%, 2/1/54	0.79
*   Excludes short-term investments and all derivative contracts except for options purchased. The Fund is actively managed, and current holdings may be different. The holdings listed should not be considered recommendations to buy or sell any securities.
2Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Prices and Distributions  |  3/31/24
Net Asset Value per Share
Class	3/31/24	9/30/23
A	$9.41	$8.91
C	$9.20	$8.71
K	$9.43	$8.92
R	$9.58	$9.07
Y	$9.41	$8.91

Distributions per Share: 10/1/23 - 3/31/24
Class	Net Investment Income	Short-Term Capital Gains	Long-Term Capital Gains
A	$0.1821	$—	$—
C	$0.1490	$—	$—
K	$0.2045	$—	$—
R	$0.1721	$—	$—
Y	$0.1998	$—	$—
Index Definitions
The Bloomberg U.S. Universal Index is an unmanaged index that represents the union of the U.S. Aggregate Index, the U.S. High Yield Corporate Index, the 144A Index, the Eurodollar Index, the Emerging Markets Index, the non-ERISA portion of the CMBS Index, and the CMBS High Yield Index. Municipal debt, private placements and non-dollar-denominated issues are excluded. Indices are unmanaged and their returns assume reinvestment of dividends and do not reflect any fees or expenses. It is not possible to invest directly in an index.
The index defined here pertains to the “Value of $10,000 Investment” and “Value of $5 Million Investment” charts on pages 4 - 8.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/243

Performance Update | 3/31/24	Class A Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class A shares of Pioneer Strategic Income Fund at public offering price during the periods shown, compared to that of the Bloomberg U.S. Universal Index.
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	Public Offering Price (POP)	Bloomberg U.S. Universal Index
10 Years	2.41%	1.94%	1.83%
5 Years	1.92	0.98	0.69
1 Year	4.94	0.21	2.67
Expense Ratio (Per prospectus dated February 1, 2024)
Gross
1.11%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
NAV results represent the percent change in net asset value per share. NAV returns would have been lower had sales charges been reflected. POP returns reflect deduction of maximum 4.50% sales charge. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
4Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Performance Update | 3/31/24	Class C Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class C shares of Pioneer Strategic Income Fund during the periods shown, compared to that of the Bloomberg U.S. Universal Index.
Average Annual Total Returns (As of March 31, 2024)
Period	If Held	If Redeemed	Bloomberg U.S. Universal Index
10 Years	1.74%	1.74%	1.83%
5 Years	1.26	1.26	0.69
1 Year	4.29	3.29	2.67
Expense Ratio (Per prospectus dated February 1, 2024)
Gross
1.75%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class C shares held for less than one year are also subject to a 1% contingent deferred sales charge (CDSC). “If Held” results represent the percent change in net asset value per share. “If Redeemed” returns reflect deduction of the CDSC for the one-year period, assuming a complete redemption of shares at the last price calculated on the last business day of the period, and no CDSC for the five- and 10-year periods. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for a more current expense ratio.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/245

Performance Update | 3/31/24	Class K Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class K shares of Pioneer Strategic Income Fund during the periods shown, compared to that of the Bloomberg U.S. Universal Index.
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	Bloomberg U.S. Universal Index
10 Years	2.87%	1.83%
5 Years	2.40	0.69
1 Year	5.56	2.67
Expense Ratio (Per prospectus dated February 1, 2024)
Gross	Net
0.65%	0.60%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class K shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
The net expense ratio reflects the contractual expense limitation in effect through February 1, 2025 for Class K shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
Performance results shown reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
6Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Performance Update | 3/31/24	Class R Shares
Investment Returns

The mountain chart on the right shows the change in value of a $10,000 investment made in Class R shares of Pioneer Strategic Income Fund during the periods shown, compared to that of the Bloomberg U.S. Universal Index.
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	Bloomberg U.S. Universal Index
10 Years	2.09%	1.83%
5 Years	1.62	0.69
1 Year	4.62	2.67
Expense Ratio (Per prospectus dated February 1, 2024)
Gross
1.40%
Value of $10,000 Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class R shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please  refer to the financial highlights a more current expense ratio.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/247

Performance Update | 3/31/24	Class Y Shares
Investment Returns

The mountain chart on the right shows the change in value of a $5 million investment made in Class Y shares of Pioneer Strategic Income Fund during the periods shown, compared to that of the Bloomberg U.S. Universal Index.
Average Annual Total Returns (As of March 31, 2024)
Period	Net Asset Value (NAV)	Bloomberg U.S. Universal Index
10 Years	2.76%	1.83%
5 Years	2.29	0.69
1 Year	5.46	2.67
Expense Ratio (Per prospectus dated February 1, 2024)
Gross	Net
0.75%	0.70%
Value of $5 Million Investment
Call 1-800-225-6292 or visit www.amundi.com/us for the most recent month-end performance results. Current performance may be lower or higher than the performance data quoted.
The performance data quoted represents past performance, which is no guarantee of future results. Investment return and principal value will fluctuate, and shares, when redeemed, may be worth more or less than their original cost.
Class Y shares are not subject to sales charges and are available for limited groups of eligible investors, including institutional investors. All results are historical and assume the reinvestment of dividends and capital gains. Other share classes are available for which performance and expenses will differ.
Performance results reflect any applicable expense waivers in effect during the periods shown. Without such waivers Fund performance would be lower. Waivers may not be in effect for all funds. Certain fee waivers are contractual through a specified period. Otherwise, fee waivers can be rescinded at any time. See the prospectus and financial statements for more information.
The net expense ratio reflects the contractual expense limitation in effect through February 1, 2025 for Class Y shares. There can be no assurance that Amundi US will extend the expense limitation beyond such time. Please see the prospectus and financial statements for more information.
The performance table and graph do not reflect the deduction of fees and taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.
Please refer to the financial highlights for more current expense ratios.
8Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Comparing Ongoing Fund Expenses
As a shareholder in the Fund, you incur two types of costs:
(1)	ongoing costs, including management fees, distribution and/or service (12b-1) fees, and other Fund expenses; and
(2)	transaction costs, including sales charges (loads) on purchase payments.
This example is intended to help you understand your ongoing expenses (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. The example is based on an investment of $1,000 at the beginning of the Fund’s latest six-month period and held throughout the six months.
Using the Tables

Actual Expenses
The first table below provides information about actual account values and actual expenses. You may use the information in this table, together with the amount you invested, to estimate the expenses that you paid over the period as follows:
(1)	Divide your account value by $1,000 Example: an $8,600 account value ÷ $1,000 = 8.6
(2)	Multiply the result in (1) above by the corresponding share class’s number in the third row under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.
Expenses Paid on a $1,000 Investment in Pioneer Strategic Income Fund
Based on actual returns from October 1, 2023 through March 31, 2024.
Share Class	A	C	K	R	Y
Beginning Account Value on 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 3/31/24	$1,077.10	$1,073.80	$1,080.70	$1,075.70	$1,079.10
Expenses Paid During Period*	$5.50	$8.81	$3.07	$6.90	$3.59

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06%, 1.70%, 0.59%, 1.33%, and 0.69% for Class A, Class C, Class K, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reﬂect the one-half year period).
Pioneer Strategic Income Fund | Semiannual Report | 3/31/249

Comparing Ongoing Fund Expenses (continued)
Hypothetical Example for Comparison Purposes
The table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.
You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Please note that the expenses shown in the tables are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) that are charged at the time of the transaction. Therefore, the table below is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
Expenses Paid on a $1,000 Investment in Pioneer Strategic Income Fund
Based on a hypothetical 5% return per year before expenses, reflecting the period from October 1, 2023 through March 31, 2024.
Share Class	A	C	K	R	Y
Beginning Account Value on 10/1/23	$1,000.00	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value (after expenses) on 3/31/24	$1,019.70	$1,016.50	$1,022.05	$1,018.35	$1,021.55
Expenses Paid During Period*	$5.35	$8.57	$2.98	$6.71	$3.49

*	Expenses are equal to the Fund’s annualized expense ratio of 1.06%, 1.70%, 0.59%, 1.33%, and 0.69% for Class A, Class C, Class K, Class R, and Class Y shares, respectively, multiplied by the average account value over the period, multiplied by 183/366 (to reﬂect the one-half year period).
10Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Schedule of Investments  |  3/31/24
(unaudited)
Principal Amount USD ($)		Value
	UNAFFILIATED ISSUERS — 106.0%
	Senior Secured Floating Rate Loan Interests — 0.5% of Net Assets*(a)
	Building & Construction Products — 0.0%†
1,045,000(b)	MIWD Holdco II LLC, Term Loan, 3/20/31	$ 1,051,205
	Total Building & Construction Products	$1,051,205

	Chemicals-Diversified — 0.1%
1,881,600	LSF11 A5 HoldCo LLC, Term Loan, 8.942% (Term SOFR + 350 bps), 10/15/28	$ 1,884,539
	Total Chemicals-Diversified	$1,884,539

	Electric-Generation — 0.1%
2,489,968	Generation Bridge Northeast LLC, Term Loan B, 8.826% (Term SOFR + 350 bps), 8/22/29	$ 2,502,418
	Total Electric-Generation	$2,502,418

	Electronic Composition — 0.0%†
302,297	Energy Acquisition LP, First Lien Initial Term Loan, 9.677% (Term SOFR + 425 bps), 6/26/25	$ 302,045
	Total Electronic Composition	$302,045

	Medical-Wholesale Drug Distribution — 0.1%
3,015,675	Owens & Minor, Inc., Term B-1 Loan, 9.18% (Term SOFR + 375 bps), 3/29/29	$ 3,032,638
	Total Medical-Wholesale Drug Distribution	$3,032,638

	Metal Processors & Fabrication — 0.1%
2,708,654	Grinding Media, Inc. (Molycop, Ltd.), First Lien Initial Term Loan, 9.591% (Term SOFR + 400 bps), 10/12/28	$ 2,701,882
989,384	WireCo WorldGroup, Inc., 2023 Refinancing Term Loan, 9.068% (Term SOFR + 375 bps), 11/13/28	993,095
	Total Metal Processors & Fabrication	$3,694,977

The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2411

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Recreational Centers — 0.1%
2,711,800	Fitness International LLC, Term B Loan, 10.577% (Term SOFR + 525 bps), 2/12/29	$ 2,684,682
	Total Recreational Centers	$2,684,682

	Total Senior Secured Floating Rate Loan Interests (Cost $15,018,618)	$15,152,504

Shares
	Common Stocks — 0.1% of Net Assets
	Automobile Components — 0.0%†
95,654(c)	Ascent CNR Corp., Class A	$ 956,540
	Total Automobile Components	$956,540

	Communications Equipment — 0.0%†
43,579(c) +	Digicel International Finance Ltd.	$ 152,526
	Total Communications Equipment	$152,526

	Household Durables — 0.0%†
1,018,282(c)	Desarrolladora Homex SAB de CV	$ 674
	Total Household Durables	$674

	Oil, Gas & Consumable Fuels — 0.0%†
336(c)	Frontera Energy Corp.	$ 2,050
	Total Oil, Gas & Consumable Fuels	$2,050

	Paper & Forest Products — 0.0%†
162,828 +	Emerald Plantation Holdings, Ltd.	$ —
	Total Paper & Forest Products	$—

	Passenger Airlines — 0.1%
128,171(c)	Grupo Aeromexico SAB de CV	$ 1,784,811
	Total Passenger Airlines	$1,784,811

	Total Common Stocks (Cost $2,527,855)	$2,896,601

The accompanying notes are an integral part of these financial statements.
12Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — 8.6% of Net Assets
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class C, 9.36%, 1/15/48 (144A)	$ 492,141
500,000	321 Henderson Receivables III LLC, Series 2008-1A, Class D, 10.81%, 1/15/50 (144A)	499,978
4,000,000(a)	522 Funding CLO, Ltd., Series 2019-4A, Class E, 12.579% (3 Month Term SOFR + 726 bps), 4/20/30 (144A)	3,800,556
4,750,000(a)	522 Funding CLO, Ltd., Series 2019-5A, Class ER, 12.074% (3 Month Term SOFR + 676 bps), 4/15/35 (144A)	4,372,081
439,869	Accelerated Assets LLC, Series 2018-1, Class B, 4.51%, 12/2/33 (144A)	431,367
621,814	Accelerated Assets LLC, Series 2018-1, Class C, 6.65%, 12/2/33 (144A)	610,909
2,350,000	Amur Equipment Finance Receivables X LLC, Series 2022-1A, Class E, 5.02%, 12/20/28 (144A)	2,287,634
1,413,000	Amur Equipment Finance Receivables XI LLC, Series 2022-2A, Class E, 9.32%, 10/22/29 (144A)	1,395,965
5,250,000	Amur Equipment Finance Receivables XII LLC, Series 2023-1A, Class D, 7.48%, 7/22/30 (144A)	5,391,395
4,910,000	Amur Equipment Finance Receivables XIII LLC, Series 2024-1A, Class D, 6.57%, 4/21/31 (144A)	4,973,207
2,000,000	Arivo Acceptance Auto Loan Receivables Trust, Series 2022-1A, Class D, 7.38%, 9/17/29 (144A)	1,873,687
1,054,000(d)	B2R Mortgage Trust, Series 2015-1, Class D, 4.831%, 5/15/48 (144A)	1,042,298
3,295,000(a)	Battalion CLO IX, Ltd., Series 2015-9A, Class ER, 11.826% (3 Month Term SOFR + 651 bps), 7/15/31 (144A)	2,897,396
1,600,000(a)	Benefit Street Partners CLO XIX, Ltd., Series 2019-19A, Class D, 9.376% (3 Month Term SOFR + 406 bps), 1/15/33 (144A)	1,592,016
3,351,162	Blackbird Capital Aircraft Lease, Ltd., Series 2021-1A, Class B, 3.446%, 7/15/46 (144A)	2,915,679
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2413

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
3,000,000(a)	Carlyle US CLO, Ltd., Series 2019-4A, Class CR, 8.514% (3 Month Term SOFR + 320 bps), 4/15/35 (144A)	$ 2,896,596
2,150,000	Cascade MH Asset Trust, Series 2021-MH1, Class B1, 4.573%, 2/25/46 (144A)	1,765,089
4,000,000(d)	Cascade MH Asset Trust, Series 2021-MH1, Class B3, 7.569%, 2/25/46 (144A)	3,157,272
4,250,000(a)	Catskill Park CLO, Ltd., Series 2017-1A, Class D, 11.579% (3 Month Term SOFR + 626 bps), 4/20/29 (144A)	4,181,052
12,000,000(d)	CFMT LLC, Series 2021-HB7, Class M4, 5.072%, 10/27/31 (144A)	11,279,048
7,465,000	Cologix Canadian Issuer LP, Series 2022-1CAN, Class A2, 4.94%, 1/25/52 (144A)	5,115,196
2,500,000	Commercial Equipment Finance LLC, Series 2021-A, Class D, 6.49%, 12/17/29 (144A)	2,404,458
70,511	Commonbond Student Loan Trust, Series 2017-BGS, Class C, 4.44%, 9/25/42 (144A)	60,957
4,155,000	Continental Credit Card ABS LLC, Series 2019-1A, Class C, 6.16%, 8/15/26 (144A)	4,127,016
6,550,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class C, 9.33%, 10/15/30 (144A)	6,527,807
3,000,000	Continental Finance Credit Card ABS Master Trust, Series 2022-A, Class D, 12.42%, 10/15/30 (144A)	2,953,862
1,000,000	Crossroads Asset Trust, Series 2021-A, Class E, 5.48%, 1/20/28 (144A)	993,516
2,300,000	DataBank Issuer, Series 2021-1A, Class C, 4.43%, 2/27/51 (144A)	1,913,542
11,400,000	DataBank Issuer, Series 2024-1A, Class A2, 5.30%, 1/26/54 (144A)	10,724,064
6,000,000	ExteNet LLC, Series 2019-1A, Class C, 5.219%, 7/25/49 (144A)	5,935,899
9,460,000(d)	Finance of America HECM Buyout, Series 2022-HB1, Class M6, 9.317%, 2/25/32 (144A)	7,947,705
7,459,460(e)	Finance of America Structured Securities Trust, Series 2021-S2, Class A2, 1.75%, 9/25/71 (144A)	6,801,510
The accompanying notes are an integral part of these financial statements.
14Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
13,878,157(e)	Finance of America Structured Securities Trust, Series 2021-S3, Class A2, 3.25%, 12/28/26 (144A)	$ 12,666,553
1,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class C, 9.929% (3 Month Term SOFR + 461 bps), 1/20/33 (144A)	991,226
3,000,000(a)	First Eagle BSL CLO, Ltd., Series 2019-1A, Class D, 13.279% (3 Month Term SOFR + 796 bps), 1/20/33 (144A)	2,791,107
5,500,000	Four Seas LP, Series 2017-1A, Class A2, 5.927%, 8/28/27 (144A)	5,286,538
4,250,000(a)	Goldentree Loan Management US CLO 6, Ltd., Series 2019-6A, Class DR, 8.418% (3 Month Term SOFR + 310 bps), 4/20/35 (144A)	4,212,247
2,885,000	Granite Park Equipment Leasing LLC, Series 2023-1A, Class E, 7.00%, 6/20/35 (144A)	2,485,824
10,000,000	Hertz Vehicle Financing III LP, Series 2021-2A, Class D, 4.34%, 12/27/27 (144A)	9,118,744
9,945,000	HOA Funding LLC - HOA, Series 2021-1A, Class A2, 4.723%, 8/20/51 (144A)	7,742,981
585,178	Home Partners of America Trust, Series 2019-1, Class F, 4.101%, 9/17/39 (144A)	518,618
2,220,000	HPEFS Equipment Trust, Series 2023-2A, Class D, 6.97%, 7/21/31 (144A)	2,259,036
1,020,000	HPEFS Equipment Trust, Series 2024-1A, Class D, 5.82%, 11/20/31 (144A)	1,020,802
3,175,000(a)	ICG US CLO, Ltd., Series 2016-1A, Class DRR, 13.021% (3 Month Term SOFR + 770 bps), 4/29/34 (144A)	2,615,473
2,250,000(a)	ICG US CLO, Ltd., Series 2021-1A, Class E, 11.908% (3 Month Term SOFR + 659 bps), 4/17/34 (144A)	2,005,160
293,662	JG Wentworth XXII LLC, Series 2010-3A, Class A, 3.82%, 12/15/48 (144A)	293,315
3,070,000	JPMorgan Chase Bank N.A. - CACLN, Series 2021-2, Class F, 4.393%, 12/26/28 (144A)	3,017,653
1,845,000(a)	MF1, Ltd., Series 2021-FL7, Class E, 8.241% (1 Month Term SOFR + 291 bps), 10/16/36 (144A)	1,692,206
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2415

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
1,769,558	Mosaic Solar Loan Trust, Series 2019-2A, Class D, 6.18%, 9/20/40 (144A)	$ 1,708,198
2,936,805	Mosaic Solar Loan Trust, Series 2021-1A, Class D, 3.71%, 12/20/46 (144A)	2,498,138
5,000,000(a)	Neuberger Berman CLO XVII, Ltd., Series 2014-17A, Class ER2, 12.779% (3 Month Term SOFR + 746 bps), 4/22/29 (144A)	4,974,020
4,500,000(a)	Newark BSL CLO 1, Ltd., Series 2016-1A, Class DR, 11.831% (3 Month Term SOFR + 651 bps), 12/21/29 (144A)	4,288,793
5,950,000	NMEF Funding LLC, Series 2022-B, Class C, 8.54%, 6/15/29 (144A)	5,908,556
1,119,000	Octane Receivables Trust, Series 2020-1A, Class D, 5.45%, 3/20/28 (144A)	1,113,383
1,900,000(a)	Palmer Square Loan Funding, Ltd., Series 2022-1A, Class C, 7.917% (3 Month Term SOFR + 260 bps), 4/15/30 (144A)	1,873,780
6,400,000	PEAR LLC, Series 2021-1, Class B, 0.000%, 1/15/34 (144A)	4,845,760
2,260,000	Post Road Equipment Finance LLC, Series 2024-1A, Class E, 8.50%, 12/15/31 (144A)	2,172,583
5,000,000(a)	Race Point VIII CLO, Ltd., Series 2013-8A, Class DR2, 9.081% (3 Month Term SOFR + 376 bps), 2/20/30 (144A)	4,960,180
9,600,000	Republic Finance Issuance Trust, Series 2021-A, Class D, 5.23%, 12/22/31 (144A)	8,703,262
3,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M4, 4.704%, 11/25/31 (144A)	2,552,108
6,000,000(d)	RMF Buyout Issuance Trust, Series 2021-HB1, Class M5, 6.00%, 11/25/31 (144A)	4,944,625
3,750,000(d) +	RMF Buyout Issuance Trust, Series 2022-HB1, Class M5, 4.50%, 4/25/32 (144A)	693,750
1,500,000	Rosy Blue Carat SCS, Series 2018-1, Class A1R, 8.481%, 3/15/30 (144A)	1,524,300
1,250,000(a)	RRX 3, Ltd., Series 2021-3A, Class D, 12.326% (3 Month Term SOFR + 701 bps), 4/15/34 (144A)	1,235,190
9,550,000	Santander Bank Auto Credit-Linked Notes, Series 2022-B, Class F, 11.91%, 8/16/32 (144A)	9,590,066
The accompanying notes are an integral part of these financial statements.
16Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Asset Backed Securities — (continued)
678,923	Sierra Timeshare Receivables Funding LLC, Series 2020-2A, Class D, 6.59%, 7/20/37 (144A)	$ 659,940
3,500,000(a)	Signal Peak CLO 2 LLC, Series 2015-1A, Class DR2, 8.429% (3 Month Term SOFR + 311 bps), 4/20/29 (144A)	3,468,560
4,750,000(a)	Sound Point CLO XXI, Ltd., Series 2018-3A, Class C, 8.886% (3 Month Term SOFR + 356 bps), 10/26/31 (144A)	4,470,216
3,000,000(a)	Sound Point CLO XXVIII, Ltd., Series 2020-3A, Class E, 12.486% (3 Month Term SOFR + 716 bps), 1/25/32 (144A)	2,867,427
6,050,000	Switch ABS Issuer LLC, Series 2024-1A, Class A2, 6.28%, 3/25/54 (144A)	5,981,600
5,000,000(d)	Towd Point HE Trust, Series 2021-HE1, Class M2, 2.50%, 2/25/63 (144A)	4,564,690
2,750,000	Tricolor Auto Securitization Trust, Series 2021-1A, Class F, 5.08%, 5/15/28 (144A)	2,729,722
4,022,000	Tricolor Auto Securitization Trust, Series 2024-1A, Class E, 11.91%, 9/17/29 (144A)	4,043,567
4,250,000	Tricon American Homes Trust, Series 2020-SFR2, Class E1, 2.73%, 11/17/39 (144A)	3,769,082
639,998	Upstart Securitization Trust, Series 2021-1, Class C, 4.06%, 3/20/31 (144A)	633,477
1,294,000	VFI ABS LLC, Series 2022-1A, Class D, 6.68%, 11/26/29 (144A)	1,248,723
2,540,000	VFI ABS LLC, Series 2023-1A, Class D, 12.36%, 12/24/30 (144A)	2,567,177
344,203	Westgate Resorts LLC, Series 2020-1A, Class C, 6.213%, 3/20/34 (144A)	342,213
2,093,373	Westgate Resorts LLC, Series 2022-1A, Class C, 2.488%, 8/20/36 (144A)	1,996,156
1,322,130	Westgate Resorts LLC, Series 2022-1A, Class D, 3.838%, 8/20/36 (144A)	1,255,148
4,000,000(a)	Whitebox CLO II, Ltd., Series 2020-2A, Class ER, 12.68% (3 Month Term SOFR + 736 bps), 10/24/34 (144A)	3,997,080
	Total Asset Backed Securities (Cost $300,134,118)	$280,259,851

The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2417

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—11.5% of Net Assets
5,970,020(d)	Bayview MSR Opportunity Master Fund Trust, Series 2021-2, Class A8, 2.50%, 6/25/51 (144A)	$ 3,745,971
8,062,000(d)	BINOM Securitization Trust, Series 2022-RPL1, Class M3, 3.00%, 2/25/61 (144A)	5,757,603
3,126,864(d)	Brean Asset Backed Securities Trust, Series 2021-RM1, Class A, 1.40%, 10/25/63 (144A)	2,673,648
2,607,410	Brean Asset Backed Securities Trust, Series 2021-RM2, Class M1, 1.75%, 10/25/61 (144A)	2,021,529
3,432,686(d)	Cascade Funding Mortgage Trust, Series 2019-RM3, Class C, 4.00%, 6/25/69 (144A)	3,173,833
3,017,751(d)	CIM Trust, Series 2021-J2, Class B3, 2.673%, 4/25/51 (144A)	2,292,218
5,264,850(d)	Citigroup Mortgage Loan Trust, Series 2018-RP3, Class B2, 3.25%, 3/25/61 (144A)	3,714,728
8,513,843(d)	Citigroup Mortgage Loan Trust, Series 2021-INV2, Class B1W, 2.988%, 5/25/51 (144A)	6,895,282
2,029,190(d)	Citigroup Mortgage Loan Trust, Inc., Series 2018-RP1, Class B2, 3.157%, 9/25/64 (144A)	1,548,472
2,670,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 1M2, 9.085% (SOFR30A + 376 bps), 2/25/40 (144A)	2,827,683
4,940,000(a)	Connecticut Avenue Securities Trust, Series 2020-SBT1, Class 2M2, 9.085% (SOFR30A + 376 bps), 2/25/40 (144A)	5,231,743
16,450,000(a)	Connecticut Avenue Securities Trust, Series 2022-R02, Class 2B1, 9.82% (SOFR30A + 450 bps), 1/25/42 (144A)	17,288,486
445,407(d)	CSFB Mortgage-Backed Pass-Through Certificates, Series 2003-17, Class B1, 5.50%, 6/25/33	4
2,638,958(d)	CSMC, Series 2021-RPL2, Class M3, 3.632%, 1/25/60 (144A)	1,830,872
8,240,000(a)	Eagle Re, Ltd., Series 2023-1, Class M1B, 9.27% (SOFR30A + 395 bps), 9/26/33 (144A)	8,513,105
7,896,064(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4087, Class SB, 0.597% (SOFR30A + 592 bps), 7/15/42	736,734
The accompanying notes are an integral part of these financial statements.
18Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
4,361,976(a)(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4091, Class SH, 1.117% (SOFR30A + 644 bps), 8/15/42	$ 520,461
2,085,135(f)	Federal Home Loan Mortgage Corp. REMICs, Series 4999, Class QI, 4.00%, 5/25/50	430,498
2,537,054(f)	Federal Home Loan Mortgage Corp. REMICs, Series 5067, Class GI, 4.00%, 12/25/50	518,337
62,921	Federal National Mortgage Association REMICs, Series 2009-36, Class HX, 4.50%, 6/25/29	62,285
2,095,489(a)(f)	Federal National Mortgage Association REMICs, Series 2012-14, Class SP, 1.115% (SOFR30A + 644 bps), 8/25/41	151,883
1,745,472(a)(f)	Federal National Mortgage Association REMICs, Series 2018-43, Class SM, 0.765% (SOFR30A + 609 bps), 6/25/48	184,425
2,005,219(a)(f)	Federal National Mortgage Association REMICs, Series 2019-33, Class S, 0.615% (SOFR30A + 594 bps), 7/25/49	152,544
1,628,392(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class PS, 0.615% (SOFR30A + 594 bps), 8/25/49	174,946
1,619,071(a)(f)	Federal National Mortgage Association REMICs, Series 2019-41, Class SM, 0.615% (SOFR30A + 594 bps), 8/25/49	178,953
1,807,280(f)	Federal National Mortgage Association REMICs, Series 2020-83, Class EI, 4.00%, 11/25/50	373,542
211,573,160(d)(f)	Flagstar Mortgage Trust, Series 2021-4, Class AX1, 0.205%, 6/1/51 (144A)	2,371,143
5,580,415(d)	Flagstar Mortgage Trust, Series 2021-7, Class B3, 2.928%, 8/25/51 (144A)	4,266,239
3,585,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA5, Class B1, 10.12% (SOFR30A + 480 bps), 10/25/50 (144A)	4,026,915
2,910,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B1, 8.32% (SOFR30A + 300 bps), 12/25/50 (144A)	3,060,057
2,630,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-DNA6, Class B2, 10.97% (SOFR30A + 565 bps), 12/25/50 (144A)	2,881,774
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2419

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,670,000(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA3, Class B2, 15.435% (SOFR30A + 1,011 bps), 7/25/50 (144A)	$ 3,541,510
2,678,286(a)	Freddie Mac STACR REMIC Trust, Series 2020-HQA4, Class B1, 10.685% (SOFR30A + 536 bps), 9/25/50 (144A)	2,952,375
2,340,000(a)	Freddie Mac STACR REMIC Trust, Series 2021-HQA4, Class B1, 9.07% (SOFR30A + 375 bps), 12/25/41 (144A)	2,409,985
9,485,000(a)	Freddie Mac STACR REMIC Trust, Series 2022-DNA2, Class B1, 10.07% (SOFR30A + 475 bps), 2/25/42 (144A)	10,099,685
4,110,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B1, 9.32% (SOFR30A + 400 bps), 11/25/50 (144A)	4,617,527
6,250,000(a)	Freddie Mac Structured Agency Credit Risk Debt Notes, Series 2020-HQA5, Class B2, 12.72% (SOFR30A + 740 bps), 11/25/50 (144A)	7,421,344
171,915	Global Mortgage Securitization, Ltd., Series 2004-A, Class B2, 5.25%, 11/25/32 (144A)	2
1,031,552	Government National Mortgage Association, Series 2009-83, Class EB, 4.50%, 9/20/39	1,012,441
1,848,847(a)(f)	Government National Mortgage Association, Series 2019-103, Class SB, 0.607% (1 Month Term SOFR + 594 bps), 8/20/49	169,397
15,587,653(a)(f)	Government National Mortgage Association, Series 2019-117, Class SB, 0.000% (1 Month Term SOFR + 331 bps), 9/20/49	179,300
22,291,199(f)	Government National Mortgage Association, Series 2019-128, Class IB, 3.50%, 10/20/49	3,914,856
22,279,125(f)	Government National Mortgage Association, Series 2019-128, Class ID, 3.50%, 10/20/49	3,705,335
10,250,116(f)	Government National Mortgage Association, Series 2019-159, Class CI, 3.50%, 12/20/49	1,756,694
1,850,468(f)	Government National Mortgage Association, Series 2020-15, Class IM, 3.50%, 2/20/50	308,505
4,440,426(f)	Government National Mortgage Association, Series 2020-7, Class CI, 3.50%, 1/20/50	950,187
The accompanying notes are an integral part of these financial statements.
20Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
13,165,694(a)(f)	Government National Mortgage Association, Series 2020-9, Class SA, 0.01% (1 Month Term SOFR + 324 bps), 1/20/50	$ 215,280
2,416,629(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B4, 3.948%, 3/25/50 (144A)	2,038,181
1,490,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2019-PJ3, Class B5, 3.948%, 3/25/50 (144A)	953,063
4,900,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2021-RPL1, Class B1, 2.75%, 12/25/60 (144A)	3,857,977
9,640,000(d)	GS Mortgage-Backed Securities Corp. Trust, Series 2022-PJ4, Class A33, 3.00%, 9/25/52 (144A)	6,463,543
2,482,575(d)	GS Mortgage-Backed Securities Trust, Series 2021-PJ9, Class B3, 2.93%, 2/26/52 (144A)	1,956,160
2,818,975(d)	GS Mortgage-Backed Securities Trust, Series 2022-MM1, Class B3, 2.82%, 7/25/52 (144A)	2,231,359
4,529,545(d)	GS Mortgage-Backed Securities Trust, Series 2022-PJ1, Class B3, 2.83%, 5/28/52 (144A)	3,559,070
1,920,000(a)	Home Re, Ltd., Series 2023-1, Class M1B, 9.92% (SOFR30A + 460 bps), 10/25/33 (144A)	1,992,823
73,367,606(d)(f)	Hundred Acre Wood Trust, Series 2021-INV1, Class AX1, 0.225%, 7/25/51 (144A)	844,358
2,523,366(d)	Hundred Acre Wood Trust, Series 2021-INV1, Class B2, 3.225%, 7/25/51 (144A)	2,100,325
4,350,000(d)	Imperial Fund Mortgage Trust, Series 2021-NQM2, Class B2, 4.298%, 9/25/56 (144A)	3,225,221
931,000(d)	JP Morgan Mortgage Trust, Series 2018-7FRB, Class B5, 6.756%, 4/25/46 (144A)	742,205
135,182,596(d)(f)	JP Morgan Mortgage Trust, Series 2021-10, Class AX1, 0.119%, 12/25/51 (144A)	853,313
2,000,000(d)	JP Morgan Mortgage Trust, Series 2021-3, Class A5, 2.50%, 7/25/51 (144A)	1,305,020
6,330,684(d)	JP Morgan Mortgage Trust, Series 2021-7, Class B3, 2.803%, 11/25/51 (144A)	4,884,258
119,600,607(d)(f)	JP Morgan Mortgage Trust, Series 2021-8, Class AX1, 0.117%, 12/25/51 (144A)	762,239
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2421

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
8,120,686(d)	JP Morgan Mortgage Trust, Series 2021-8, Class B3, 2.845%, 12/25/51 (144A)	$ 6,276,925
1,951,091(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B3, 2.978%, 10/25/51 (144A)	1,507,970
1,659,730(d)	JP Morgan Mortgage Trust, Series 2021-INV1, Class B4, 2.978%, 10/25/51 (144A)	1,016,397
4,160,076(d)	JP Morgan Mortgage Trust, Series 2021-INV4, Class B3, 3.215%, 1/25/52 (144A)	3,257,007
4,538,482(d)	JP Morgan Mortgage Trust, Series 2022-3, Class B3, 3.106%, 8/25/52 (144A)	3,473,976
5,650,000(d)	JP Morgan Mortgage Trust, Series 2022-4, Class A5, 3.00%, 10/25/52 (144A)	3,791,817
5,401,655(d)	JP Morgan Mortgage Trust, Series 2022-4, Class B3, 3.254%, 10/25/52 (144A)	4,282,200
5,773,933(d)	JP Morgan Mortgage Trust, Series 2022-5, Class B3, 2.958%, 9/25/52 (144A)	4,445,053
8,385,673(d)	JP Morgan Mortgage Trust, Series 2022-INV1, Class B3, 3.295%, 3/25/52 (144A)	6,612,917
5,072,647(a)	JPMorgan Chase Bank N.A. - CHASE, Series 2020-CL1, Class M3, 8.794% (1 Month Term SOFR + 346 bps), 10/25/57 (144A)	5,085,670
2,150,058(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M3, 7.12% (SOFR30A + 180 bps), 3/25/51 (144A)	2,100,560
1,907,797(a)	JPMorgan Chase Bank N.A. - JPMWM, Series 2021-CL1, Class M4, 8.07% (SOFR30A + 275 bps), 3/25/51 (144A)	1,816,171
969,207	La Hipotecaria El Salvadorian Mortgage Trust, Series 2016-1A, Class A, 3.358%, 1/15/46 (144A)	882,584
1,844,458	La Hipotecaria Mortgage Trust, Series 2019-2A, Class BBB, 4.75%, 9/29/46 (144A)	1,696,901
226,910(a)	La Hipotecaria Panamanian Mortgage Trust, Series 2010-1GA, Class A, 3.00% (Panamanian Mortgage Reference Rate - 300 bps), 9/8/39 (144A)	218,401
6,065,047	La Hipotecaria Panamanian Mortgage Trust, Series 2021-1, Class GA, 4.35%, 7/13/52 (144A)	5,350,263
3,901,661(d)	Mello Mortgage Capital Acceptance, Series 2021-MTG2, Class B2, 2.668%, 6/25/51 (144A)	3,047,043
The accompanying notes are an integral part of these financial statements.
22Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
7,915,709(d)	Mello Mortgage Capital Acceptance, Series 2022-INV2, Class B3, 3.529%, 4/25/52 (144A)	$ 6,241,151
4,209,966(d)	MFA Trust, Series 2021-AEI2, Class B3, 3.285%, 10/25/51 (144A)	3,350,017
7,172,000(d)	MFA Trust, Series 2021-RPL1, Class M2, 2.855%, 7/25/60 (144A)	5,700,238
2,931,486(d)	Mill City Mortgage Loan Trust, Series 2017-3, Class B2, 3.25%, 1/25/61 (144A)	2,396,968
6,145,000(d)	Mill City Mortgage Loan Trust, Series 2019-GS1, Class M3, 3.25%, 7/25/59 (144A)	5,142,148
1,305,468(d)	Morgan Stanley Residential Mortgage Loan Trust, Series 2021-1, Class B3, 2.947%, 3/25/51 (144A)	1,042,501
7,865,799(a)	New Residential Mortgage Loan Trust, Series 2020-2A, Class B4A, 7.935% (1 Month Term SOFR + 261 bps), 10/25/46 (144A)	7,597,998
13,903,950(d)	New Residential Mortgage Loan Trust, Series 2020-RPL1, Class B1, 3.874%, 11/25/59 (144A)	10,911,449
3,500,000	NYMT Loan Trust, Series 2022-CP1, Class M2, 3.514%, 7/25/61 (144A)	2,849,461
1,190,862(a)	Oaktown Re V, Ltd., Series 2020-2A, Class M2, 10.685% (SOFR30A + 536 bps), 10/25/30 (144A)	1,210,645
3,030,450(d)	Oceanview Mortgage Trust, Series 2021-1, Class B3A, 3.24%, 6/25/51 (144A)	2,443,015
2,439,818(d)	Oceanview Mortgage Trust, Series 2021-3, Class B3, 2.712%, 6/25/51 (144A)	1,452,185
1,848,223(d)	PRMI Securitization Trust, Series 2021-1, Class B2, 2.478%, 4/25/51 (144A)	1,424,250
3,524,562(d)	PRMI Securitization Trust, Series 2021-1, Class B3, 2.478%, 4/25/51 (144A)	2,677,816
2,757,896(d)	Provident Funding Mortgage Trust, Series 2021-1, Class B1, 2.383%, 4/25/51 (144A)	2,171,305
2,676,142(d)	Provident Funding Mortgage Trust, Series 2021-2, Class B2, 2.352%, 4/25/51 (144A)	2,055,169
2,733,843(d)	Provident Funding Mortgage Trust, Series 2021-INV1, Class B3, 2.782%, 8/25/51 (144A)	2,166,945
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2423

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
2,265,337(d)	Provident Funding Mortgage Trust, Series 2021-J1, Class B2, 2.637%, 10/25/51 (144A)	$ 1,823,369
3,322,187(d)	Provident Funding Mortgage Trust, Series 2021-J1, Class B3, 2.637%, 10/25/51 (144A)	2,639,965
1,460,000(a)	Radnor Re, Ltd., Series 2021-2, Class M2, 10.32% (SOFR30A + 500 bps), 11/25/31 (144A)	1,525,970
1,805,776(d)	Rate Mortgage Trust, Series 2021-HB1, Class B3, 2.702%, 12/25/51 (144A)	1,386,415
4,172,489(d)	Rate Mortgage Trust, Series 2021-J1, Class B2, 2.707%, 7/25/51 (144A)	3,338,901
1,706,002(d)	Rate Mortgage Trust, Series 2021-J1, Class B3, 2.707%, 7/25/51 (144A)	1,221,499
2,200,680(d)	Rate Mortgage Trust, Series 2021-J3, Class B3, 2.713%, 10/25/51 (144A)	1,732,438
1,723,000(d)	Rate Mortgage Trust, Series 2021-J4, Class B4, 2.631%, 11/25/51 (144A)	743,049
3,884,013(d)	Rate Mortgage Trust, Series 2022-J1, Class B3, 2.75%, 1/25/52 (144A)	3,056,883
1,961,857(d)	RCKT Mortgage Trust, Series 2021-2, Class B3, 2.563%, 6/25/51 (144A)	1,531,254
10,150,000(d)	RCKT Mortgage Trust, Series 2022-3, Class A17, 3.00%, 5/25/52 (144A)	6,757,812
2,426,459(d)	RCKT Mortgage Trust, Series 2022-3, Class B3, 3.188%, 5/25/52 (144A)	1,935,769
2,997,193(d)	Sequoia Mortgage Trust, Series 2021-1, Class B3, 2.659%, 3/25/51 (144A)	2,369,038
1,490,936(d)	Sequoia Mortgage Trust, Series 2021-5, Class B4, 3.049%, 7/25/51 (144A)	895,423
1,783,000(d)	Sequoia Mortgage Trust, Series 2021-9, Class B4, 2.86%, 1/25/52 (144A)	914,154
4,100,000(d)	Sequoia Mortgage Trust, Series 2022-1, Class A7, 2.50%, 2/25/52 (144A)	2,520,942
2,743,712(d)	Sequoia Mortgage Trust, Series 2022-1, Class B4, 2.947%, 2/25/52 (144A)	1,435,035
4,330,000(a)	STACR Trust, Series 2018-HRP2, Class B1, 9.635% (SOFR30A + 431 bps), 2/25/47 (144A)	4,804,246
5,000,000(d)	Towd Point Mortgage Trust, Series 2017-1, Class B3, 3.834%, 10/25/56 (144A)	4,048,284
The accompanying notes are an integral part of these financial statements.
24Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Collateralized Mortgage Obligations—(continued)
6,374,998(d)	Towd Point Mortgage Trust, Series 2017-3, Class B3, 3.914%, 7/25/57 (144A)	$ 5,374,935
5,639,000(a)	Towd Point Mortgage Trust, Series 2019-HY1, Class B2, 7.594% (1 Month Term SOFR + 226 bps), 10/25/48 (144A)	5,582,144
8,985,043(d)	Towd Point Mortgage Trust, Series 2021-R1, Class A1, 2.918%, 11/30/60 (144A)	7,424,027
1,830,000(a)	Triangle Re, Ltd., Series 2021-1, Class B1, 9.944% (1 Month Term SOFR + 461 bps), 8/25/33 (144A)	1,839,483
1,402,882(a)	Triangle Re, Ltd., Series 2021-1, Class M2, 9.344% (1 Month Term SOFR + 401 bps), 8/25/33 (144A)	1,406,203
9,670,000(a)	Triangle Re, Ltd., Series 2023-1, Class M1A, 8.72% (SOFR30A + 340 bps), 11/25/33 (144A)	9,869,660
800,000(d)	Visio Trust, Series 2019-2, Class B1, 3.91%, 11/25/54 (144A)	607,009
2,250,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A5, 3.00%, 12/25/51 (144A)	1,495,221
8,970,000(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-2, Class A6, 2.50%, 12/25/51 (144A)	5,470,937
8,270,277(d)	Wells Fargo Mortgage Backed Securities Trust, Series 2022-INV1, Class B3, 3.436%, 3/25/52 (144A)	6,607,119
	Total Collateralized Mortgage Obligations (Cost $445,254,674)	$374,681,751

	Commercial Mortgage-Backed Securities—6.0% of Net Assets
6,320,000(a)	Alen Mortgage Trust, Series 2021-ACEN, Class E, 9.44% (1 Month Term SOFR + 411 bps), 4/15/34 (144A)	$ 2,953,869
3,600,000(a)	AREIT Trust, Series 2022-CRE6, Class D, 8.169% (SOFR30A + 285 bps), 1/20/37 (144A)	3,372,075
4,858,590(e)(f) +	Bayview Commercial Asset Trust, Series 2007-2A, Class IO, 0.01%, 7/25/37 (144A)	—
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2425

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
1,500,000(a)	BDS, Ltd., Series 2020-FL5, Class C, 7.491% (1 Month Term SOFR + 216 bps), 2/16/37 (144A)	$ 1,492,675
2,025,000(d)	Benchmark Mortgage Trust, Series 2020-IG3, Class B, 3.291%, 9/15/48 (144A)	1,129,534
1,895,412(a)	BSREP Commercial Mortgage Trust, Series 2021-DC, Class G, 9.29% (1 Month Term SOFR + 396 bps), 8/15/38 (144A)	1,164,452
9,000,000(a)	BX Trust, Series 2021-ARIA, Class E, 7.684% (1 Month Term SOFR + 236 bps), 10/15/36 (144A)	8,814,375
4,335,000(a)	Capital Funding Mortgage Trust, Series 2021-19, Class B, 20.54% (1 Month Term SOFR + 1,521 bps), 10/27/24 (144A)	4,312,720
1,500,000(a)	CGDB Commercial Mortgage Trust, Series 2019-MOB, Class F, 7.99% (1 Month Term SOFR + 266 bps), 11/15/36 (144A)	1,361,250
2,470,000(a)	CLNY Trust, Series 2019-IKPR, Class E, 8.157% (1 Month Term SOFR + 284 bps), 11/15/38 (144A)	2,182,768
130,457,654(d)(f)	COMM Mortgage Trust, Series 2014-CR19, Class XA, 0.787%, 8/10/47	178,466
7,650,000(d)	COMM Mortgage Trust, Series 2020-CBM, Class E, 3.633%, 2/10/37 (144A)	7,242,482
3,912,000(d)	COMM Mortgage Trust, Series 2020-CBM, Class F, 3.633%, 2/10/37 (144A)	3,654,454
3,750,000	COMM Mortgage Trust, Series 2020-CX, Class A, 2.173%, 11/10/46 (144A)	3,047,178
4,083,017(d)	CSAIL Commercial Mortgage Trust, Series 2015-C1, Class C, 4.249%, 4/15/50	3,537,393
2,680,000(d)	CSAIL Commercial Mortgage Trust, Series 2015-C4, Class D, 3.556%, 11/15/48	2,406,654
1,455,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class B1, 13.07% (SOFR30A + 775 bps), 1/25/51 (144A)	1,492,267
2,750,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN1, Class M2, 9.07% (SOFR30A + 375 bps), 1/25/51 (144A)	2,688,839
6,000,000(a)	Freddie Mac Multifamily Structured Credit Risk, Series 2021-MN3, Class M2, 9.32% (SOFR30A + 400 bps), 11/25/51 (144A)	5,885,700
4,500,000(d)	FREMF Mortgage Trust, Series 2017-KW02, Class B, 3.749%, 12/25/26 (144A)	4,184,825
The accompanying notes are an integral part of these financial statements.
26Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,800,000(d)	FREMF Mortgage Trust, Series 2017-KW03, Class B, 4.068%, 7/25/27 (144A)	$ 2,587,099
2,300,000(d)	FREMF Mortgage Trust, Series 2018-K154, Class B, 4.024%, 11/25/32 (144A)	1,956,243
1,875,000(d)	FREMF Mortgage Trust, Series 2018-K157, Class B, 4.30%, 8/25/33 (144A)	1,624,180
3,534,000(d)	FREMF Mortgage Trust, Series 2018-KBX1, Class B, 3.607%, 1/25/26 (144A)	3,121,696
6,364,000(d)	FREMF Mortgage Trust, Series 2018-KHG1, Class B, 3.823%, 12/25/27 (144A)	5,749,238
1,417,812(a)	FREMF Mortgage Trust, Series 2018-KSW4, Class C, 10.434% (SOFR30A + 511 bps), 10/25/28	1,269,421
975,000(d)	FREMF Mortgage Trust, Series 2018-KW07, Class B, 4.083%, 10/25/31 (144A)	826,449
5,363,753(d)	FREMF Mortgage Trust, Series 2019-KJ24, Class B, 7.60%, 10/25/27 (144A)	4,931,904
8,500,000(a)	FREMF Mortgage Trust, Series 2019-KS12, Class C, 12.334% (SOFR30A + 701 bps), 8/25/29	8,134,906
927,969(a)	FREMF Mortgage Trust, Series 2020-KF74, Class C, 11.684% (SOFR30A + 636 bps), 1/25/27 (144A)	839,653
1,379,318(a)	FREMF Mortgage Trust, Series 2020-KF83, Class C, 14.434% (SOFR30A + 911 bps), 7/25/30 (144A)	1,292,586
5,000,000(g)	FREMF Mortgage Trust, Series 2021-K131, Class D, 0.000%, 9/25/54 (144A)	2,462,916
81,412,906(f)	FREMF Mortgage Trust, Series 2021-K131, Class X2A, 0.10%, 9/25/54 (144A)	448,162
18,374,996(f)	FREMF Mortgage Trust, Series 2021-K131, Class X2B, 0.10%, 9/25/54 (144A)	90,098
10,000,000(g)	FREMF Mortgage Trust, Series 2021-KG05, Class C, 0.000%, 1/25/31 (144A)	5,405,289
123,310,186(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2A, 0.10%, 1/25/31 (144A)	608,166
10,000,000(f)	FREMF Mortgage Trust, Series 2021-KG05, Class X2B, 0.10%, 1/25/31 (144A)	46,468
22,105,093(d)(f)	FRESB Mortgage Trust, Series 2020-SB79, Class X1, 1.082%, 7/25/40	813,700
6,000,000(a)	GS Mortgage Securities Corp. Trust, Series 2020-DUNE, Class E, 8.094% (1 Month Term SOFR + 276 bps), 12/15/36 (144A)	5,760,663
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2427

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
2,200,000(a)	GS Mortgage Securities Corp. Trust, Series 2021-IP, Class E, 8.99% (1 Month Term SOFR + 366 bps), 10/15/36 (144A)	$ 2,163,775
750,000(a)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2019-MFP, Class E, 7.533% (1 Month Term SOFR + 221 bps), 7/15/36 (144A)	724,252
11,650,000(d)	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2020-LOOP, Class F, 3.861%, 12/5/38 (144A)	1,830,122
5,600,000	Key Commercial Mortgage Securities Trust, Series 2019-S2, Class A3, 3.469%, 6/15/52 (144A)	5,138,307
1,250,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C24, Class C, 4.323%, 5/15/48	1,126,761
3,530,000(d)	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C27, Class D, 3.237%, 12/15/47 (144A)	2,800,000
2,000,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C33, Class D, 3.356%, 5/15/50 (144A)	1,575,455
3,350,000	Morgan Stanley Capital I Trust, Series 2014-150E, Class AS, 4.012%, 9/9/32 (144A)	2,816,380
1,550,000	Morgan Stanley Capital I Trust, Series 2016-UBS9, Class D, 3.00%, 3/15/49 (144A)	1,247,013
10,922,897(a)	Multifamily Connecticut Avenue Securities Trust, Series 2019-01, Class M10, 8.685% (SOFR30A + 336 bps), 10/25/49 (144A)	10,748,901
1,030,000(d)	Natixis Commercial Mortgage Securities Trust, Series 2019-FAME, Class D, 4.398%, 8/15/36 (144A)	615,424
3,190,000	Palisades Center Trust, Series 2016-PLSD, Class A, 2.713%, 4/13/33 (144A)	2,025,650
7,050,000(d)	RBS Commercial Funding, Inc. Trust, Series 2013-SMV, Class E, 3.584%, 3/11/31 (144A)	5,171,099
5,600,000(a)	Ready Capital Mortgage Financing LLC, Series 2021-FL7, Class D, 8.394% (1 Month Term SOFR + 306 bps), 11/25/36 (144A)	5,342,417
2,659,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class C, 5.054%, 2/25/52 (144A)	2,514,111
The accompanying notes are an integral part of these financial statements.
28Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Commercial Mortgage-Backed Securities—(continued)
5,400,000(d)	Ready Capital Mortgage Trust, Series 2019-5, Class E, 5.303%, 2/25/52 (144A)	$ 4,412,156
2,443,000(d)	ReadyCap Commercial Mortgage Trust, Series 2019-6, Class C, 4.127%, 10/25/52 (144A)	2,096,390
8,350,000	SLG Office Trust, Series 2021-OVA, Class E, 2.851%, 7/15/41 (144A)	6,339,726
8,000,000	SLG Office Trust, Series 2021-OVA, Class F, 2.851%, 7/15/41 (144A)	5,833,056
1,500,000(d)	Soho Trust, Series 2021-SOHO, Class A, 2.697%, 8/10/38 (144A)	1,002,177
8,045,000(a)	Taubman Centers Commercial Mortgage Trust, Series 2022-DPM, Class B, 8.257% (1 Month Term SOFR + 293 bps), 5/15/37 (144A)	8,095,281
7,000,000(d)	THPT Mortgage Trust, Series 2023-THL, Class B, 7.669%, 12/10/34 (144A)	7,149,375
3,500,000(d)	THPT Mortgage Trust, Series 2023-THL, Class C, 8.534%, 12/10/34 (144A)	3,585,884
67,584,000(d)(f)	UBS Commercial Mortgage Trust, Series 2018-C9, Class XB, 0.372%, 3/15/51	926,002
899,315(a)	XCALI Mortgage Trust, Series 2020-5, Class A, 8.696% (1 Month Term SOFR + 337 bps), 10/15/24 (144A)	899,440
	Total Commercial Mortgage-Backed Securities (Cost $231,881,062)	$195,249,967

	Convertible Corporate Bonds — 0.6% of Net Assets
	Banks — 0.0%†
IDR 15,039,758,000	PT Bakrie & Brothers Tbk, 4/28/24	$ 94,858
	Total Banks	$94,858

	Entertainment — 0.4%
12,093,000(g)	DraftKings Holdings, Inc., 3/15/28	$ 10,430,212
1,892,000	IMAX Corp., 0.50%, 4/1/26	1,757,290
	Total Entertainment	$12,187,502

The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2429

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Software — 0.2%
2,231,000	Bentley Systems, Inc., 0.375%, 7/1/27	$ 2,000,839
4,819,000	Verint Systems, Inc., 0.25%, 4/15/26	4,517,812
	Total Software	$6,518,651

	Total Convertible Corporate Bonds (Cost $21,718,901)	$18,801,011

	Corporate Bonds — 36.0% of Net Assets
	Advertising — 0.0%†
1,545,000	Outfront Media Capital LLC/Outfront Media Capital Corp., 7.375%, 2/15/31 (144A)	$ 1,618,270
	Total Advertising	$1,618,270

	Aerospace & Defense — 0.1%
1,800,000	Bombardier, Inc., 7.50%, 2/1/29 (144A)	$ 1,853,521
	Total Aerospace & Defense	$1,853,521

	Agriculture — 1.2%
7,305,000	Amaggi Luxembourg International S.a.r.l., 5.25%, 1/28/28 (144A)	$ 6,924,673
18,293,000	BAT Capital Corp., 6.00%, 2/20/34	18,522,492
13,305,000	Philip Morris International, Inc., 5.25%, 2/13/34	13,187,047
	Total Agriculture	$38,634,212

	Airlines — 1.0%
11,823,490(h)	ABRA Global Finance, 11.50% (5.50% PIK + 6.00% Cash), 3/2/28 (144A)	$ 10,939,480
1,409,950	American Airlines 2021-1 Class B Pass Through Trust, 3.95%, 7/11/30	1,297,017
1,763,930(a)	Gol Finance S.A., 15.827% (1 Month Term SOFR + 1,050 bps), 1/29/25 (144A)	1,893,859
11,390,000	Grupo Aeromexico SAB de CV, 8.50%, 3/17/27 (144A)	11,293,172
8,185,000	VistaJet Malta Finance Plc/Vista Management Holding, Inc., 6.375%, 2/1/30 (144A)	6,033,354
	Total Airlines	$31,456,882

	Auto Manufacturers — 1.7%
4,430,000	Ford Motor Co., 6.10%, 8/19/32	$ 4,488,986
7,600,000	Ford Motor Credit Co. LLC, 3.625%, 6/17/31	6,571,401
3,700,000	Ford Motor Credit Co. LLC, 7.35%, 3/6/30	3,944,783
The accompanying notes are an integral part of these financial statements.
30Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Auto Manufacturers — (continued)
2,810,000	General Motors Financial Co., Inc., 5.75%, 2/8/31	$ 2,840,463
13,385,000	General Motors Financial Co., Inc., 6.10%, 1/7/34	13,743,622
18,000,000	General Motors Financial Co., Inc., 6.40%, 1/9/33	18,862,766
3,400,000	JB Poindexter & Co., Inc., 8.75%, 12/15/31 (144A)	3,514,346
	Total Auto Manufacturers	$53,966,367

	Auto Parts & Equipment — 0.1%
2,335,000	ZF North America Capital, Inc., 7.125%, 4/14/30 (144A)	$ 2,460,629
	Total Auto Parts & Equipment	$2,460,629

	Banks — 11.8%
20,800,000(d)	ABN AMRO Bank NV, 3.324% (5 Year CMT Index + 190 bps), 3/13/37 (144A)	$ 16,911,697
5,180,000	Access Bank Plc, 6.125%, 9/21/26 (144A)	4,798,234
9,295,000(d)	Australia & New Zealand Banking Group, Ltd., 5.731% (5 Year CMT Index + 162 bps), 9/18/34 (144A)	9,248,434
14,600,000	Banco Bilbao Vizcaya Argentaria S.A., 5.381%, 3/13/29	14,729,687
3,460,000(d)(i)	Banco Mercantil del Norte S.A., 8.375% (10 Year US Treasury Yield Curve Rate T Note Constant Maturity + 776 bps) (144A)	3,540,808
8,400,000(d)	Banco Santander S.A., 3.225% (1 Year CMT Index + 160 bps), 11/22/32	6,978,858
5,000,000	Banco Santander S.A., 6.921%, 8/8/33	5,232,351
6,400,000	Banco Santander S.A., 6.938%, 11/7/33	7,069,065
6,870,000(d)	Bank of New York Mellon Corp., 4.975% (SOFR + 109 bps), 3/14/30	6,875,912
8,258,000(d)	Bank of Nova Scotia, 4.588% (5 Year CMT Index + 205 bps), 5/4/37	7,485,798
14,170,000(d)	Barclays Plc, 5.746% (1 Year CMT Index + 300 bps), 8/9/33	14,230,327
3,915,000(d)	Barclays Plc, 6.224% (SOFR + 298 bps), 5/9/34	4,037,922
5,400,000(d)	Barclays Plc, 7.437% (1 Year CMT Index + 350 bps), 11/2/33	5,998,087
5,608,000(d)(i)	Barclays Plc, 8.00% (5 Year CMT Index + 543 bps)	5,596,442
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2431

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Banks — (continued)
5,200,000(d)	BNP Paribas S.A., 5.497% (SOFR + 159 bps), 5/20/30 (144A)	$ 5,211,366
14,450,000(d)	BPCE S.A., 3.116% (SOFR + 173 bps), 10/19/32 (144A)	11,841,650
7,445,000(d)	BPCE S.A., 3.648% (5 Year CMT Index + 190 bps), 1/14/37 (144A)	6,225,316
2,910,000(d)	CaixaBank S.A., 6.037% (SOFR + 226 bps), 6/15/35 (144A)	2,935,913
2,640,000(d)	Citizens Financial Group, Inc., 5.841% (SOFR + 201 bps), 1/23/30	2,636,210
KZT 1,923,750,000	Development Bank of Kazakhstan JSC, 10.75%, 2/12/25	4,163,257
KZT 1,210,000,000	Development Bank of Kazakhstan JSC, 10.95%, 5/6/26	2,470,805
1,520,000	Freedom Mortgage Corp., 6.625%, 1/15/27 (144A)	1,474,822
890,000	Freedom Mortgage Corp., 12.25%, 10/1/30 (144A)	978,808
1,600,000(d)	ING Groep NV, 4.252% (SOFR + 207 bps), 3/28/33	1,482,181
3,450,000(d)	ING Groep NV, 5.335% (SOFR + 144 bps), 3/19/30	3,441,570
19,337,000(d)(i)	ING Groep NV, 4.25% (5 Year CMT Index + 286 bps)	14,670,748
1,245,000(d)	Intesa Sanpaolo S.p.A., 4.198% (1 Year CMT Index + 260 bps), 6/1/32 (144A)	1,040,876
5,760,000(d)	Intesa Sanpaolo S.p.A., 7.778% (1 Year CMT Index + 390 bps), 6/20/54 (144A)	6,142,655
8,015,000	Intesa Sanpaolo S.p.A., 7.80%, 11/28/53 (144A)	9,093,485
11,104,000(d)	Intesa Sanpaolo S.p.A., 8.248% (1 Year CMT Index + 440 bps), 11/21/33 (144A)	12,394,301
9,670,000(d)	KeyCorp, 6.401% (SOFR + 242 bps), 3/6/35	9,875,057
10,350,000(d)	Lloyds Banking Group Plc, 4.976% (1 Year CMT Index + 230 bps), 8/11/33	9,967,601
8,231,000(d)	Lloyds Banking Group Plc, 7.953% (1 Year CMT Index + 375 bps), 11/15/33	9,267,157
5,105,000(d)(i)	Lloyds Banking Group Plc, 8.00% (5 Year CMT Index + 391 bps)	5,140,051
11,185,000(d)	Macquarie Group, Ltd., 2.871% (SOFR + 153 bps), 1/14/33 (144A)	9,302,768
4,180,000(d)	Morgan Stanley, 5.173% (SOFR + 145 bps), 1/16/30	4,183,540
The accompanying notes are an integral part of these financial statements.
32Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Banks — (continued)
11,355,000(d)	Morgan Stanley, 5.297% (SOFR + 262 bps), 4/20/37	$ 10,893,976
7,605,000(d)	Morgan Stanley, 5.942% (5 Year CMT Index + 180 bps), 2/7/39	7,559,127
1,930,000(d)	Morgan Stanley, 5.948% (5 Year CMT Index + 243 bps), 1/19/38	1,933,928
6,765,000(d)	NatWest Group Plc, 6.475% (5 Year CMT Index + 220 bps), 6/1/34	6,876,540
16,049,000(d)(i)	Nordea Bank Abp, 3.75% (5 Year CMT Index + 260 bps) (144A)	13,219,833
6,520,000(d)	PNC Financial Services Group, Inc., 6.875% (SOFR + 228 bps), 10/20/34	7,139,593
4,840,000(d)	Societe Generale S.A., 4.027% (1 Year CMT Index + 190 bps), 1/21/43 (144A)	3,439,099
5,010,000(d)(i)(j)	Sovcombank Via SovCom Capital DAC, 7.60% (5 Year CMT Index + 636 bps) (144A)	180,986
4,452,000(d)	Standard Chartered Plc, 3.603% (1 Year CMT Index + 190 bps), 1/12/33 (144A)	3,763,463
3,000,000(d)	Standard Chartered Plc, 6.097% (1 Year CMT Index + 210 bps), 1/11/35 (144A)	3,089,370
7,507,000(d)	Standard Chartered Plc, 6.296% (1 Year CMT Index + 258 bps), 7/6/34 (144A)	7,856,781
5,565,000(d)	Truist Financial Corp., 5.435% (SOFR + 162 bps), 1/24/30	5,558,509
5,985,000(d)	Truist Financial Corp., 7.161% (SOFR + 245 bps), 10/30/29	6,382,411
9,276,000(d)	UBS Group AG, 4.988% (1 Year CMT Index + 240 bps), 8/5/33 (144A)	8,914,786
2,780,000(d)	UBS Group AG, 6.301% (1 Year CMT Index + 200 bps), 9/22/34 (144A)	2,910,001
5,090,000(d)(i)	UBS Group AG, 9.25% (5 Year CMT Index + 476 bps) (144A)	5,744,253
23,889,000(d)	UniCredit S.p.A., 5.459% (5 Year CMT Index + 475 bps), 6/30/35 (144A)	22,433,055
9,395,000(d)	UniCredit S.p.A., 7.296% (5 Year USD Swap Rate + 491 bps), 4/2/34 (144A)	9,655,559
7,250,000(d)	US Bancorp, 5.384% (SOFR + 156 bps), 1/23/30	7,282,025
3,595,000(d)(i)(k)	Yapi ve Kredi Bankasi AS, 9.743% (5 Year CMT Index + 550 bps) (144A)	3,593,167
	Total Banks	$385,100,221

The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2433

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Biotechnology — 0.1%
EUR 2,405,000	Cidron Aida Finco S.a.r.l., 5.00%, 4/1/28 (144A)	$ 2,513,552
	Total Biotechnology	$2,513,552

	Building Materials — 0.2%
5,318,000	AmeriTex HoldCo Intermediate LLC, 10.25%, 10/15/28 (144A)	$ 5,709,703
2,340,000	Miter Brands Acquisition Holdco, Inc./MIWD Borrower LLC, 6.75%, 4/1/32 (144A)	2,347,998
	Total Building Materials	$8,057,701

	Chemicals — 0.4%
10,765,000	Rain Carbon, Inc., 12.25%, 9/1/29 (144A)	$ 11,166,718
5,055,000	Trinseo Materials Operating SCA/Trinseo Materials Finance, Inc., 5.125%, 4/1/29 (144A)	1,465,950
	Total Chemicals	$12,632,668

	Commercial Services — 0.9%
EUR 2,470,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 3.625%, 6/1/28 (144A)	$ 2,465,169
1,670,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	1,524,995
1,025,000	Allied Universal Holdco LLC/Allied Universal Finance Corp./Atlas Luxco 4 S.a.r.l., 4.625%, 6/1/28 (144A)	931,691
5,400,000	Ashtead Capital, Inc., 5.50%, 8/11/32 (144A)	5,279,332
1,920,000	Ashtead Capital, Inc., 5.95%, 10/15/33 (144A)	1,941,445
1,665,000	Champions Financing, Inc., 8.75%, 2/15/29 (144A)	1,744,332
6,170,000	Element Fleet Management Corp., 5.643%, 3/13/27 (144A)	6,189,126
5,375,000	Garda World Security Corp., 4.625%, 2/15/27 (144A)	5,150,286
3,830,000	Garda World Security Corp., 6.00%, 6/1/29 (144A)	3,428,019
437,000	Garda World Security Corp., 9.50%, 11/1/27 (144A)	438,051
	Total Commercial Services	$29,092,446

The accompanying notes are an integral part of these financial statements.
34Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Diversified Financial Services — 3.7%
8,250,000	AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 3.30%, 1/30/32	$ 7,075,664
1,266,000	Ally Financial, Inc., 6.70%, 2/14/33	1,279,040
4,351,000(d)	Ally Financial, Inc., 6.848% (SOFR + 282 bps), 1/3/30	4,477,898
6,750,000(d)	Ally Financial, Inc., 6.992% (SOFR + 326 bps), 6/13/29	6,997,829
7,924,000	Ally Financial, Inc., 8.00%, 11/1/31	8,826,481
11,445,000	Avolon Holdings Funding, Ltd., 6.375%, 5/4/28 (144A)	11,676,082
6,950,000(d)	Capital One Financial Corp., 2.359% (SOFR + 134 bps), 7/29/32	5,355,624
5,911,000(d)	Capital One Financial Corp., 5.817% (SOFR + 260 bps), 2/1/34	5,902,004
3,010,000(d)	Capital One Financial Corp., 6.051% (SOFR + 226 bps), 2/1/35	3,064,503
14,860,000(d)	Capital One Financial Corp., 6.377% (SOFR + 286 bps), 6/8/34	15,432,318
5,070,000(d)	Charles Schwab Corp., 5.853% (SOFR + 250 bps), 5/19/34	5,191,921
6,660,000(j)	Credito Real SAB de CV SOFOM ER, 8.00%, 1/21/28 (144A)	889,110
790,000	Freedom Mortgage Holdings LLC, 9.25%, 2/1/29 (144A)	808,523
15,366,540(h)	Global Aircraft Leasing Co., Ltd., 6.50% (7.25% PIK or 6.50% Cash), 9/15/24 (144A)	14,615,554
5,775,000	OneMain Finance Corp., 4.00%, 9/15/30	4,942,511
2,285,000	OneMain Finance Corp., 7.875%, 3/15/30	2,357,140
3,830,000	OneMain Finance Corp., 9.00%, 1/15/29	4,064,059
1,130,000	PennyMac Financial Services, Inc., 7.875%, 12/15/29 (144A)	1,161,126
EUR 3,215,000	Sherwood Financing Plc, 4.50%, 11/15/26	3,188,837
GBP 5,170,000	Sherwood Financing Plc, 6.00%, 11/15/26 (144A)	5,792,001
8,705,000	United Wholesale Mortgage LLC, 5.50%, 4/15/29 (144A)	8,233,179
	Total Diversified Financial Services	$121,331,404

	Electric — 0.7%
7,670,000(d)	Algonquin Power & Utilities Corp., 4.75% (5 Year CMT Index + 325 bps), 1/18/82	$ 6,761,534
1,390,000(e)	Algonquin Power & Utilities Corp., 5.365%, 6/15/26	1,382,475
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2435

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Electric — (continued)
EUR 1,635,000	ContourGlobal Power Holdings S.A., 3.125%, 1/1/28 (144A)	$ 1,636,477
EUR 3,240,000	ContourGlobal Power Holdings SA, 2.75%, 1/1/26 (144A)	3,335,556
9,225,000(j)	Light Servicos de Eletricidade SA/Light Energia SA, 4.375%, 6/18/26 (144A)	4,404,937
4,075,000	Vistra Operations Co. LLC, 6.95%, 10/15/33 (144A)	4,349,500
	Total Electric	$21,870,479

	Electrical Components & Equipments — 0.6%
EUR 7,865,000	Belden, Inc., 3.375%, 7/15/27 (144A)	$ 8,202,328
EUR 4,585,000	Belden, Inc., 3.375%, 7/15/31 (144A)	4,552,902
EUR 6,020,000	Energizer Gamma Acquisition BV, 3.50%, 6/30/29 (144A)	5,766,998
	Total Electrical Components & Equipments	$18,522,228

	Energy-Alternate Sources — 0.0%†
563,617	Alta Wind Holdings LLC, 7.00%, 6/30/35 (144A)	$ 573,586
	Total Energy-Alternate Sources	$573,586

	Engineering & Construction — 0.1%
1,615,000	IHS Holding, Ltd., 5.625%, 11/29/26 (144A)	$ 1,498,365
1,425,000	IHS Holding, Ltd., 6.25%, 11/29/28 (144A)	1,245,450
	Total Engineering & Construction	$2,743,815

	Entertainment — 0.6%
EUR 2,115,000	Allwyn Entertainment Financing UK Plc, 7.25%, 4/30/30 (144A)	$ 2,395,856
905,000	Allwyn Entertainment Financing UK Plc, 7.875%, 4/30/29 (144A)	927,435
11,100,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/16/29 (144A)	10,131,875
5,300,000	Resorts World Las Vegas LLC/RWLV Capital, Inc., 4.625%, 4/6/31 (144A)	4,637,058
2,910,000	Scientific Games Holdings LP/Scientific Games US FinCo, Inc., 6.625%, 3/1/30 (144A)	2,813,229
	Total Entertainment	$20,905,453

	Food — 0.9%
1,458,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 3.00%, 5/15/32	$ 1,189,088
The accompanying notes are an integral part of these financial statements.
36Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Food — (continued)
11,860,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 5.75%, 4/1/33	$ 11,684,139
4,610,000	JBS USA LUX S.A./JBS USA Food Co./JBS USA Finance, Inc., 6.50%, 12/1/52	4,555,150
14,425,000	Minerva Luxembourg S.A., 4.375%, 3/18/31 (144A)	12,059,949
	Total Food	$29,488,326

	Forest Products & Paper — 0.0%†
EUR 23,000	Ahlstrom Holding 3 Oy, 3.625%, 2/4/28 (144A)	$ 23,263
	Total Forest Products & Paper	$23,263

	Gas — 0.4%
13,550,000	KeySpan Gas East Corp., 5.994%, 3/6/33 (144A)	$ 13,731,954
	Total Gas	$13,731,954

	Hand & Machine Tools — 0.2%
5,410,000	Regal Rexnord Corp., 6.30%, 2/15/30 (144A)	$ 5,538,260
	Total Hand & Machine Tools	$5,538,260

	Healthcare-Services — 0.3%
7,170,800	Auna SAA, 10.00%, 12/15/29 (144A)	$ 7,442,796
EUR 3,860,000	CAB SELAS, 3.375%, 2/1/28 (144A)	3,764,274
	Total Healthcare-Services	$11,207,070

	Insurance — 1.1%
4,880,000(d)	Farmers Exchange Capital III, 5.454% (3 Month USD LIBOR + 345 bps), 10/15/54 (144A)	$ 4,024,554
13,080,000(d)	Farmers Insurance Exchange, 4.747% (3 Month USD LIBOR + 323 bps), 11/1/57 (144A)	9,678,029
EUR 2,650,000(d)	Liberty Mutual Group, Inc., 3.625% (5 Year EUR Swap + 370 bps), 5/23/59 (144A)	2,846,087
16,165,000	Liberty Mutual Insurance Co., 7.697%, 10/15/97 (144A)	18,339,134
	Total Insurance	$34,887,804

	Internet — 0.1%
EUR 3,257,000	United Group BV, 5.25%, 2/1/30 (144A)	$ 3,382,819
	Total Internet	$3,382,819

The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2437

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Iron & Steel — 0.6%
9,595,000	Cleveland-Cliffs, Inc., 7.00%, 3/15/32 (144A)	$ 9,721,657
2,675,000	Metinvest BV, 7.65%, 10/1/27 (144A)	1,907,990
7,775,000	TMS International Corp., 6.25%, 4/15/29 (144A)	7,096,557
	Total Iron & Steel	$18,726,204

	Leisure Time — 0.1%
3,255,000	NCL Corp., Ltd., 8.125%, 1/15/29 (144A)	$ 3,444,392
1,130,000	NCL Finance, Ltd., 6.125%, 3/15/28 (144A)	1,115,894
300,000	Viking Ocean Cruises Ship VII, Ltd., 5.625%, 2/15/29 (144A)	291,954
	Total Leisure Time	$4,852,240

	Lodging — 0.2%
3,125,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 5.00%, 6/1/29 (144A)	$ 2,914,380
3,360,000	Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Esc, 6.625%, 1/15/32 (144A)	3,373,564
	Total Lodging	$6,287,944

	Machinery-Diversified — 0.0%†
1,325,000(k)	Esab Corp., 6.25%, 4/15/29 (144A)	$ 1,331,205
	Total Machinery-Diversified	$1,331,205

	Media — 0.5%
3,910,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.50%, 6/1/33 (144A)	$ 3,054,184
6,000,000	CCO Holdings LLC/CCO Holdings Capital Corp., 4.75%, 3/1/30 (144A)	5,151,844
1,785,000	CCO Holdings LLC/CCO Holdings Capital Corp., 7.375%, 3/1/31 (144A)	1,750,519
6,200,000	CSC Holdings LLC, 4.625%, 12/1/30 (144A)	3,148,448
2,305,000	CSC Holdings LLC, 5.00%, 11/15/31 (144A)	1,165,253
4,205,000	VZ Secured Financing BV, 5.00%, 1/15/32 (144A)	3,610,427
	Total Media	$17,880,675

	Mining — 1.2%
4,776,000	AngloGold Ashanti Holdings Plc, 3.75%, 10/1/30	$ 4,173,544
11,678,000	Coeur Mining, Inc., 5.125%, 2/15/29 (144A)	11,033,225
The accompanying notes are an integral part of these financial statements.
38Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Mining — (continued)
10,725,000	First Quantum Minerals, Ltd., 8.625%, 6/1/31 (144A)	$ 10,425,563
2,200,000	First Quantum Minerals, Ltd., 9.375%, 3/1/29 (144A)	2,279,013
11,990,000	IAMGOLD Corp., 5.75%, 10/15/28 (144A)	11,001,758
	Total Mining	$38,913,103

	Multi-National — 0.4%
8,430,000	Banque Ouest Africaine de Developpement, 4.70%, 10/22/31 (144A)	$ 7,249,463
INR 512,000,000	European Bank For Reconstruction & Development, 6.25%, 4/11/28	5,975,761
	Total Multi-National	$13,225,224

	Oil & Gas — 2.3%
3,585,000	3R Lux SARL, 9.75%, 2/5/31 (144A)	$ 3,752,247
14,475,000	Aker BP ASA, 6.00%, 6/13/33 (144A)	14,946,577
3,170,000(k)	Baytex Energy Corp., 7.375%, 3/15/32 (144A)	3,202,362
5,785,000	Baytex Energy Corp., 8.50%, 4/30/30 (144A)	6,040,629
2,235,000	CITGO Petroleum Corp., 8.375%, 1/15/29 (144A)	2,348,183
7,175,000	Harbour Energy Plc, 5.50%, 10/15/26 (144A)	7,004,483
7,663,057	MC Brazil Downstream Trading S.a.r.l, 7.25%, 6/30/31 (144A)	6,937,536
4,435,000	Petroleos Mexicanos, 6.70%, 2/16/32	3,688,335
2,705,000	Seadrill Finance, Ltd., 8.375%, 8/1/30 (144A)	2,838,056
2,902,500	Transocean, Inc., 8.75%, 2/15/30 (144A)	3,026,367
5,635,000	Tullow Oil Plc, 10.25%, 5/15/26 (144A)	5,358,454
5,050,000	Vermilion Energy, Inc., 6.875%, 5/1/30 (144A)	4,930,812
12,895,000	YPF S.A., 6.95%, 7/21/27 (144A)	11,646,360
	Total Oil & Gas	$75,720,401

	Oil & Gas Services — 0.3%
5,595,000	Enerflex, Ltd., 9.00%, 10/15/27 (144A)	$ 5,748,685
3,000,000	USA Compression Partners LP/USA Compression Finance Corp., 7.125%, 3/15/29 (144A)	3,037,367
	Total Oil & Gas Services	$8,786,052

The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2439

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Pharmaceuticals — 0.5%
2,424,000	Par Pharmaceutical, Inc., 7.50%, 4/1/27 (144A)	$ 1,589,064
EUR 1,625,000	Teva Pharmaceutical Finance Netherlands II BV, 3.75%, 5/9/27	1,696,495
EUR 10,400,000	Teva Pharmaceutical Finance Netherlands II BV, 4.375%, 5/9/30	10,782,436
1,478,000	Teva Pharmaceutical Finance Netherlands III BV, 4.75%, 5/9/27	1,430,815
1,328,000	Teva Pharmaceutical Finance Netherlands III BV, 5.125%, 5/9/29	1,276,183
7,025,000 +	Tricida, Inc., 5/15/27	—
	Total Pharmaceuticals	$16,774,993

	Pipelines — 1.0%
6,338,000(d)	Enbridge, Inc., 8.50% (5 Year CMT Index + 443 bps), 1/15/84	$ 6,886,459
1,694,000(d)(i)	Energy Transfer LP, 6.625% (3 Month USD LIBOR + 416 bps)	1,582,030
15,145,000	EnLink Midstream Partners LP, 5.45%, 6/1/47	13,180,392
3,862,000	EnLink Midstream Partners LP, 5.60%, 4/1/44	3,438,528
655,000	Venture Global LNG, Inc., 8.125%, 6/1/28 (144A)	668,222
5,145,000	Venture Global LNG, Inc., 8.375%, 6/1/31 (144A)	5,305,879
1,540,000	Venture Global LNG, Inc., 9.50%, 2/1/29 (144A)	1,659,909
	Total Pipelines	$32,721,419

	REITs — 0.6%
1,770,000	Essex Portfolio LP, 5.50%, 4/1/34	$ 1,771,960
640,000	Highwoods Realty LP, 2.60%, 2/1/31	505,741
610,000	Highwoods Realty LP, 3.05%, 2/15/30	514,365
16,561,000	MPT Operating Partnership LP/MPT Finance Corp., 3.50%, 3/15/31	11,371,112
1,020,000	Starwood Property Trust, Inc., 7.25%, 4/1/29 (144A)	1,028,118
The accompanying notes are an integral part of these financial statements.
40Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	REITs — (continued)
2,975,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 6.50%, 2/15/29 (144A)	$ 2,305,704
2,465,000	Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC, 10.50%, 2/15/28 (144A)	2,555,535
	Total REITs	$20,052,535

	Retail — 0.7%
12,900,000	Darden Restaurants, Inc., 6.30%, 10/10/33	$ 13,458,858
EUR 4,500,000	Food Service Project S.A., 5.50%, 1/21/27 (144A)	4,830,551
3,805,000	LCM Investments Holdings II LLC, 4.875%, 5/1/29 (144A)	3,497,301
	Total Retail	$21,786,710

	Semiconductors — 0.1%
4,790,000	Foundry JV Holdco LLC, 5.875%, 1/25/34 (144A)	$ 4,797,221
	Total Semiconductors	$4,797,221

	Telecommunications — 1.0%
475,000	Altice France S.A., 5.125%, 1/15/29 (144A)	$ 325,282
1,835,000	Altice France S.A., 5.125%, 7/15/29 (144A)	1,240,522
9,874,000	Altice France SA, 5.50%, 1/15/28 (144A)	7,012,941
4,120,000	CommScope, Inc., 4.75%, 9/1/29 (144A)	2,966,400
2,337,000	Level 3 Financing, Inc., 10.50%, 5/15/30 (144A)	2,389,582
EUR 6,915,000	Lorca Telecom Bondco SA, 4.00%, 9/18/27 (144A)	7,226,623
2,225,000(k)	Millicom International Cellular S.A., 7.375%, 4/2/32 (144A)	2,230,874
9,900,000	Total Play Telecomunicaciones SA de CV, 6.375%, 9/20/28 (144A)	4,862,771
4,270,000	Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 8/15/28 (144A)	3,952,186
	Total Telecommunications	$32,207,181

	Transportation — 0.3%
4,910,000	Hidrovias International Finance SARL, 4.95%, 2/8/31 (144A)	$ 4,257,797
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2441

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Transportation — (continued)
3,172,000	Seaspan Corp., 5.50%, 8/1/29 (144A)	$ 2,766,037
2,785,000	Simpar Europe S.A., 5.20%, 1/26/31 (144A)	2,434,777
	Total Transportation	$9,458,611

	Total Corporate Bonds (Cost $1,227,576,056)	$1,175,114,648

	Insurance-Linked Securities — 4.0% of Net Assets#
	Event Linked Bonds — 1.9%
	Earthquakes – California — 0.0%†
750,000(a)	Phoenician Re, 8.26%, (3 Month U.S. Treasury Bill + 290 bps), 12/14/24 (144A)	$ 744,375
	Earthquakes – U.S. — 0.0%†
500,000(a)	Ursa Re, 10.862%, (3 Month U.S. Treasury Bill + 550 bps), 12/6/25 (144A)	$ 508,350
500,000(a)	Veraison Re, 11.862%, (1 Month U.S. Treasury Bill + 650 bps), 3/9/26 (144A)	525,300
		$ 1,033,650

	Flood – U.S. — 0.1%
1,500,000(a)	FloodSmart Re, 17.192%, (3 Month U.S. Treasury Bill + 1,183 bps), 2/25/25 (144A)	$ 1,467,900
1,000,000(a)	FloodSmart Re, 19.362%, (3 Month U.S. Treasury Bill + 1,400 bps), 3/12/27 (144A)	996,500
		$ 2,464,400

	Health – U.S. — 0.2%
250,000(a)	Vitality Re XII, 8.112%, (3 Month U.S. Treasury Bill + 275 bps), 1/7/25 (144A)	$ 249,050
2,000,000(a)	Vitality Re XIII, 7.362%, (3 Month U.S. Treasury Bill + 200 bps), 1/6/26 (144A)	1,984,200
4,000,000(a)	Vitality Re XIV, 8.862%, (3 Month U.S. Treasury Bill + 350 bps), 1/5/27 (144A)	4,067,200
400,000(a)	Vitality Re XIV, 9.862%, (3 Month U.S. Treasury Bill + 450 bps), 1/5/27 (144A)	412,120
		$ 6,712,570

	Multiperil – U.S. — 0.6%
500,000(a)	Four Lakes Re, 9.632%, (3 Month U.S. Treasury Bill + 427 bps), 1/7/25 (144A)	$ 484,000
The accompanying notes are an integral part of these financial statements.
42Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Multiperil – U.S. — (continued)
250,000(a)	Four Lakes Re, 11.112%, (3 Month U.S. Treasury Bill + 575 bps), 1/7/27 (144A)	$ 254,125
500,000(a)	Herbie Re, 15.082%, (3 Month U.S. Treasury Bill + 972 bps), 1/8/25 (144A)	493,700
2,500,000(a)	High Point Re, 11.112%, (3 Month U.S. Treasury Bill + 575 bps), 1/6/27 (144A)	2,522,500
1,750,000(a)	Matterhorn Re, 10.615%, (SOFR + 525 bps), 3/24/25 (144A)	1,742,825
750,000(a)	Matterhorn Re, 13.115%, (SOFR + 775 bps), 3/24/25 (144A)	746,775
600,000(a)	Mystic Re, 17.362%, (3 Month U.S. Treasury Bill + 1,200 bps), 1/8/27 (144A)	611,940
2,900,000(a)	Mystic Re IV, 14.612%, (3 Month U.S. Treasury Bill + 925 bps), 1/8/26 (144A)	3,019,770
750,000(a)	Residential Re, 11.112%, (3 Month U.S. Treasury Bill + 575 bps), 12/6/27 (144A)	751,200
1,500,000(a)	Residential Re, 11.372%, (3 Month U.S. Treasury Bill + 601 bps), 12/6/24 (144A)	1,462,950
1,500,000(a)	Residential Re, 13.052%, (3 Month U.S. Treasury Bill + 769 bps), 12/6/26 (144A)	1,517,700
1,500,000(a)	Residential Re, 13.862%, (1 Month U.S. Treasury Bill + 850 bps), 12/6/27 (144A)	1,491,300
1,250,000(a)	Residential Re, 14.022%, (3 Month U.S. Treasury Bill + 866 bps), 12/6/24 (144A)	1,210,250
750,000(a)	Sanders Re, 11.112%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/28 (144A)	761,250
2,250,000(a)	Sanders Re II, 8.412%, (3 Month U.S. Treasury Bill + 305 bps), 4/7/25 (144A)	2,197,125
250,000(a)	Sanders Re III, 11.112%, (3 Month U.S. Treasury Bill + 575 bps), 4/7/27 (144A)	251,325
750,000(a)	Sanders Re III, 11.612%, (3 Month U.S. Treasury Bill + 625 bps), 4/7/27 (144A)	761,100
750,000(a)	Sussex Re, 13.722%, (3 Month U.S. Treasury Bill + 836 bps), 1/8/25 (144A)	753,300
		$ 21,033,135

	Multiperil – U.S. & Canada — 0.1%
500,000(a)	Galileo Re, 12.362%, (3 Month U.S. Treasury Bill + 700 bps), 1/8/26 (144A)	$ 513,500
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2443

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Multiperil – U.S. & Canada — (continued)
1,000,000(a)	Galileo Re, 12.362%, (3 Month U.S. Treasury Bill + 700 bps), 1/7/28 (144A)	$ 1,041,400
250,000(a)	Matterhorn Re, 11.111%, (SOFR + 575 bps), 12/8/25 (144A)	244,425
800,000(a)	Mona Lisa Re, 17.862%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/26 (144A)	864,560
500,000(a)	Northshore Re II, 13.362%, (3 Month U.S. Treasury Bill + 800 bps), 7/8/25 (144A)	520,650
		$ 3,184,535

	Multiperil – U.S. Regional — 0.2%
750,000(a)	Aquila Re, 12.862%, (3 Month U.S. Treasury Bill + 750 bps), 6/8/26 (144A)	$ 766,350
1,000,000(a)	Kilimanjaro III Re, 5.25%, (3 Month U.S. Treasury Bill + 525 bps), 6/25/25 (144A)	1,020,000
1,000,000(a)	Locke Tavern Re, 4.75%, (3 Month U.S. Treasury Bill + 475 bps), 4/9/26 (144A)	1,019,200
2,500,000(a)	Long Point Re IV, 9.612%, (3 Month U.S. Treasury Bill + 425 bps), 6/1/26 (144A)	2,514,250
		$ 5,319,800

	Multiperil – Worldwide — 0.1%
1,250,000(a)	Atlas Capital, 12.611%, (SOFR + 725 bps), 6/5/26 (144A)	$ 1,302,875
500,000(a)	Cat Re 2001, 17.862%, (3 Month U.S. Treasury Bill + 1,250 bps), 1/8/27 (144A)	526,250
		$ 1,829,125

	Windstorm – Florida — 0.2%
2,310,000(a)	Everglades Re II, 11.967%, (1 Month U.S. Treasury Bill + 661 bps), 5/14/24 (144A)	$ 2,319,240
3,000,000(a)	Everglades Re II, 12.987%, (1 Month U.S. Treasury Bill + 763 bps), 5/14/24 (144A)	3,012,000
500,000(a)	Integrity Re, 12.432%, (3 Month U.S. Treasury Bill + 707 bps), 6/6/25 (144A)	350,000
		$ 5,681,240

The accompanying notes are an integral part of these financial statements.
44Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Windstorm – North Carolina — 0.1%
500,000(a)	Blue Ridge Re, 10.612%, (3 Month U.S. Treasury Bill + 525 bps), 1/8/27 (144A)	$ 500,450
1,250,000(a)	Blue Ridge Re, 13.362%, (1 Month U.S. Treasury Bill + 800 bps), 1/8/27 (144A)	1,278,125
		$ 1,778,575

	Windstorm – Texas — 0.0%†
1,750,000(a)	Alamo Re, 12.542%, (3 Month U.S. Treasury Bill + 718 bps), 6/7/24 (144A)	$ 1,768,725
	Windstorm – U.S. — 0.2%
1,000,000(a)	Alamo Re, 13.862%, (1 Month U.S. Treasury Bill + 850 bps), 6/7/26 (144A)	$ 1,029,000
750,000(a)	Bonanza Re, 10.272%, (3 Month U.S. Treasury Bill + 491 bps), 12/23/24 (144A)	735,000
250,000(a)	Bonanza Re, 11.142%, (3 Month U.S. Treasury Bill + 578 bps), 3/16/25 (144A)	234,525
250,000(a)	Bonanza Re, 13.612%, (3 Month U.S. Treasury Bill + 825 bps), 1/8/26 (144A)	253,225
1,000,000(a)	Cape Lookout Re, 11.862%, (1 Month U.S. Treasury Bill + 650 bps), 4/28/26 (144A)	1,026,300
500,000(a)	Gateway Re, 18.362%, (1 Month U.S. Treasury Bill + 1,300 bps), 2/24/26 (144A)	540,250
250,000(a)	Gateway Re II, 14.862%, (3 Month U.S. Treasury Bill + 950 bps), 4/27/26 (144A)	259,300
2,500,000(a)	Queen Street Re, 12.862%, (3 Month U.S. Treasury Bill + 750 bps), 12/8/25 (144A)	2,610,000
		$ 6,687,600

	Windstorm – U.S. Multistate — 0.0%†
250,000(g)	Gateway Re, 0.000%, 12/23/24 (144A)	$ 231,200
250,000(a)	Gateway Re, 6.862%, (1 Month U.S. Treasury Bill + 150 bps), 7/8/27 (144A)	249,988
		$ 481,188

	Windstorm – U.S. Regional — 0.0%†
750,000(a)	Commonwealth Re, 8.90%, (3 Month U.S. Treasury Bill + 354 bps), 7/8/25 (144A)	$ 758,250
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2445

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
Winterstorm – Florida — 0.1%
1,250,000(a)	Integrity Re, 17.362%, (1 Month U.S. Treasury Bill + 1,200 bps), 6/6/25 (144A)	$ 1,296,625
1,000,000(a)	Lightning Re, 16.362%, (3 Month U.S. Treasury Bill + 1,100 bps), 3/31/26 (144A)	1,075,000
$ 2,371,625

	Total Event Linked Bonds	$ 61,848,793

Face Amount USD ($)
	Collateralized Reinsurance — 0.5%
	Earthquakes – California — 0.0%†
1,800,000(c)(l) +	Adare Re 2022-2, 9/30/28	$ 1,812,375
	Multiperil – Massachusetts — 0.0%†
400,000(c)(l) +	Portsalon Re 2022, 5/31/28	$ 366,768
	Multiperil – U.S. — 0.4%
1,506,560(l) +	Ballybunion Re 2022, 12/31/27	$ —
3,000,000(c)(l) +	Ballybunion Re 2023, 12/31/28	2,890,500
5,000,000(c)(l) +	Emetteur Non Renseigne-PI0047 2024-1, 12/31/29	5,124,348
4,750,000(c)(l) +	Gamboge Re, 3/31/29	4,981,800
		$ 12,996,648

	Multiperil – Worldwide — 0.1%
1,000,000(c)(l) +	Merion Re 2024-1, 12/31/29	$ 886,309
250,000(c)(l) +	Old Head Re 2022, 12/31/27	125,000
250,000(c)(l) +	Old Head Re 2024, 12/31/29	201,551
750,000(c)(l) +	Pine Valley Re 2024, 12/31/28	643,268
300,000(c)(l) +	Walton Health Re 2019, 6/30/24	75,504
2,000,000(c)(l) +	Walton Health Re 2022, 12/15/27	291,507
		$ 2,223,139

	Windstorm – Florida — 0.0%†
1,750,000(c)(l) +	Formby Re 2018, 2/28/25	$ —
2,200,000(c)(l) +	Portrush Re 2017, 6/15/24	220
		$ 220

	Windstorm – North Carolina — 0.0%†
250,000(l) +	Isosceles Re 2023, 4/30/29	$ 200
The accompanying notes are an integral part of these financial statements.
46Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Face Amount USD ($)		Value
	Windstorm – North Carolina — (continued)
1,000,000(l) +	Isosceles Re 2023, 4/30/29	$ —
424,975(l) +	Isosceles Re 2023, 4/30/29	—
		$ 200

	Windstorm – U.S. Multistate — 0.0%†
1,000,000(l) +	White Heron Re 2023, 5/31/29	$ 26,028
	Windstorm – U.S. Regional — 0.0%†
5,804,192(c)(l) +	Oakmont Re 2020, 4/30/24	$ —
	Total Collateralized Reinsurance	$17,425,378

	Reinsurance Sidecars — 1.6%
	Multiperil – U.S. — 0.0%†
3,000,000(c)(m) +	Harambee Re 2018, 12/31/24	$ —
5,000,000(c)(m) +	Harambee Re 2019, 12/31/24	9,000
3,000,000(c)(m) +	Harambee Re 2020, 12/31/24	47,400
		$ 56,400

	Multiperil – Worldwide — 1.6%
250,000(m) +	Alturas Re 2020-3, 9/30/24	$ —
236,951(c)(m) +	Alturas Re 2021-3, 7/31/25	10,047
2,318,301(c)(m) +	Alturas Re 2022-2, 12/31/27	270,314
3,932,000(c)(l) +	Bantry Re 2021, 12/31/24	24,310
5,000,000(l) +	Bantry Re 2023, 12/31/28	113,572
5,000,000(c)(l) +	Bantry Re 2024, 12/31/29	5,197,595
2,000,000(l) +	Berwick Re 2020-1, 12/31/24	14,352
2,500,000(c)(l) +	Berwick Re 2024-1, 12/31/29	2,578,682
4,000,000(l) +	Eccleston Re 2023, 11/30/28	423,677
524,241(c)(l) +	Eden Re II, 3/21/25 (144A)	93,210
880,000(c)(l) +	Eden Re II, 3/20/26 (144A)	174,830
30,000(l) +	Eden Re II, 3/19/27 (144A)	242,890
2,900,000(c)(l) +	Eden Re II, 3/17/28 (144A)	2,965,540
1,250,000(c)(l) +	Gleneagles Re 2021, 12/31/24	125
1,250,000(c)(l) +	Gleneagles Re 2022, 12/31/27	594,181
2,737,878(l) +	Gullane Re 2018, 12/31/24	—
5,318,293(l) +	Gullane Re 2023, 12/31/28	146,869
5,000,000(c)(l) +	Gullane Re 2024, 12/31/29	5,250,578
500,000(c)(m) +	Lion Rock Re 2020, 1/31/25	—
500,000(c)(m) +	Lion Rock Re 2021, 12/31/24	55,900
2,545,246(c)(m) +	Lorenz Re 2019, 6/30/24	23,671
9,000,000(c)(l) +	Merion Re 2021-2, 12/31/24	1,444,500
6,551,154(c)(l) +	Merion Re 2022-2, 12/31/27	6,211,224
2,500,000(c)(l) +	Pangaea Re 2023-3, 5/31/29	2,871,805
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2447

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Face Amount USD ($)		Value
	Multiperil – Worldwide — (continued)
2,750,000(c)(l) +	Pangaea Re 2024-1, 12/31/29	$ 2,841,743
1,000,000(c)(l) +	Phoenix 3 Re 2023-3, 1/4/27	1,145,400
1,515,000(c)(l) +	RosaPenna Re 2022, 6/30/28	1,456,832
155,997(c)(l) +	Sector Re V, 12/1/24 (144A)	285,908
150,000(c)(l) +	Sector Re V, 12/1/24 (144A)	274,917
9,179(l) +	Sector Re V, 3/1/27 (144A)	38,221
6,362(c)(l) +	Sector Re V, 12/1/27 (144A)	260,569
4,000,000(c)(l) +	Sector Re V, 12/1/28 (144A)	4,362,245
2,500,000(c)(l) +	Sector Re V, 12/1/28 (144A)	2,726,403
3,609,700(c)(l) +	Sussex Re 2020-1, 12/31/24	4,693
1,000,000(l) +	Sussex Re 2021-1, 12/31/24	700
4,000,000(c)(m) +	Thopas Re 2020, 12/31/24	800
5,000,000(m) +	Thopas Re 2021, 12/31/24	52,000
3,000,000(m) +	Thopas Re 2022, 12/31/27	—
3,192,294(m) +	Thopas Re 2023, 12/31/28	—
3,192,294(c)(m) +	Thopas Re 2024, 12/31/29	3,354,782
2,818,951(m) +	Torricelli Re 2021, 7/31/25	44,547
3,000,000(m) +	Torricelli Re 2022, 6/30/28	38,262
3,250,000(c)(m) +	Torricelli Re 2023, 6/30/29	4,079,722
1,250,000(c)(m) +	Viribus Re 2018, 12/31/24	—
3,650,000(m) +	Viribus Re 2019, 12/31/24	—
4,139,570(c)(m) +	Viribus Re 2020, 12/31/24	137,434
2,500,000(c)(m) +	Viribus Re 2022, 12/31/27	91,750
1,500,000(m) +	Viribus Re 2023, 12/31/28	421,350
250,000(c)(m) +	Viribus Re 2024, 12/31/29	250,000
3,539,362(c)(l) +	Woburn Re 2019, 12/31/24	592,560
		$ 51,168,710

	Total Reinsurance Sidecars	$51,225,110

	Total Insurance-Linked Securities (Cost $126,297,666)	$130,499,281

The accompanying notes are an integral part of these financial statements.
48Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	Foreign Government Bonds — 3.5% of Net Assets
	Angola — 0.2%
6,420,000	Angolan Government International Bond, 8.750%, 4/14/32 (144A)	$ 5,891,339
	Total Angola	$5,891,339

	Argentina — 0.3%
351,880	Argentine Republic Government International Bond, 1.000%, 7/9/29	$ 189,417
5,955,800(e)	Argentine Republic Government International Bond, 3.625%, 7/9/35	2,472,173
8,500,000	Ciudad Autonoma De Buenos Aires, 7.500%, 6/1/27 (144A)	8,041,242
	Total Argentina	$10,702,832

	Colombia — 0.1%
4,800,000	Colombia Government International Bond, 3.125%, 4/15/31	$ 3,830,027
	Total Colombia	$3,830,027

	Egypt — 0.2%
2,520,000	Egypt Government International Bond, 5.875%, 2/16/31 (144A)	$ 2,012,850
5,560,000	Egypt Government International Bond, 7.053%, 1/15/32 (144A)	4,593,728
	Total Egypt	$6,606,578

	Ghana — 0.1%
7,018,000(j)	Ghana Government International Bond, 7.875%, 2/11/35 (144A)	$ 3,579,180
	Total Ghana	$3,579,180

	Indonesia — 0.4%
IDR 219,632,000,000	Indonesia Treasury Bond, 6.125%, 5/15/28	$ 13,631,314
	Total Indonesia	$13,631,314

	Ivory Coast — 0.4%
EUR 8,965,000	Ivory Coast Government International Bond, 4.875%, 1/30/32 (144A)	$ 8,317,825
EUR 3,270,000	Ivory Coast Government International Bond, 5.875%, 10/17/31 (144A)	3,253,021
2,500,000	Ivory Coast Government International Bond, 6.125%, 6/15/33 (144A)	2,250,100
	Total Ivory Coast	$13,820,946

The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2449

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	Mexico — 0.3%
MXN 178,532,100	Mexican Bonos, 7.750%, 11/23/34	$ 9,602,040
	Total Mexico	$9,602,040

	Saudi Arabia — 0.2%
6,570,000	Saudi Government International Bond, 5.750%, 1/16/54 (144A)	$ 6,487,875
	Total Saudi Arabia	$6,487,875

	Serbia — 0.2%
EUR 6,600,000	Serbia International Bond, 2.050%, 9/23/36 (144A)	$ 4,974,176
	Total Serbia	$4,974,176

	Supranational — 0.6%
INR 435,400,000	International Bank for Reconstruction & Development, 6.500%, 4/17/30	$ 5,097,125
INR 581,000,000	International Bank for Reconstruction & Development, 6.850%, 4/24/28	6,951,087
KZT 1,169,000,000	International Bank for Reconstruction & Development, 12.500%, 2/21/25	2,572,921
COP 23,200,000,000	International Finance Corp., 3.590%, 2/26/26	5,346,939
	Total Supranational	$19,968,072

	Ukraine — 0.1%
EUR 4,490,000(j)	Ukraine Government International Bond, 4.375%, 1/27/32 (144A)	$ 1,295,780
9,575,000(j)	Ukraine Government International Bond, 7.375%, 9/25/34 (144A)	2,752,812
	Total Ukraine	$4,048,592

	Uruguay — 0.2%
UYU 190,614,000	Uruguay Government International Bond, 9.750%, 7/20/33	$ 5,330,237
	Total Uruguay	$5,330,237

	Uzbekistan — 0.2%
UZS 76,270,000,000	Republic of Uzbekistan International Bond, 14.000%, 7/19/24 (144A)	$ 5,984,326
	Total Uzbekistan	$5,984,326

	Total Foreign Government Bonds (Cost $139,148,977)	$114,457,534

The accompanying notes are an integral part of these financial statements.
50Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — 33.4% of Net Assets
22,495,652	Federal Home Loan Mortgage Corp., 1.500%, 3/1/42	$ 18,300,455
156,611	Federal Home Loan Mortgage Corp., 2.000%, 2/1/42	131,746
1,276,168	Federal Home Loan Mortgage Corp., 2.000%, 3/1/52	1,010,924
20,160,157	Federal Home Loan Mortgage Corp., 2.500%, 5/1/51	16,838,078
109,807	Federal Home Loan Mortgage Corp., 3.000%, 11/1/47	97,669
884,276	Federal Home Loan Mortgage Corp., 3.000%, 9/1/51	760,946
702,548	Federal Home Loan Mortgage Corp., 3.000%, 1/1/52	606,765
1,751,237	Federal Home Loan Mortgage Corp., 3.000%, 6/1/52	1,507,413
1,242,109	Federal Home Loan Mortgage Corp., 3.000%, 6/1/52	1,068,739
1,179,433	Federal Home Loan Mortgage Corp., 3.000%, 9/1/52	1,015,103
793,434	Federal Home Loan Mortgage Corp., 3.000%, 4/1/53	682,874
31,974	Federal Home Loan Mortgage Corp., 3.500%, 1/1/52	28,752
2,346,603	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	2,120,405
166,598	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	149,162
1,409,624	Federal Home Loan Mortgage Corp., 3.500%, 4/1/52	1,280,476
1,696,329	Federal Home Loan Mortgage Corp., 4.000%, 10/1/42	1,607,254
626,164	Federal Home Loan Mortgage Corp., 4.000%, 4/1/47	589,969
184,066	Federal Home Loan Mortgage Corp., 4.000%, 6/1/50	171,896
101,069	Federal Home Loan Mortgage Corp., 4.000%, 4/1/51	93,985
90,561	Federal Home Loan Mortgage Corp., 4.000%, 9/1/51	83,959
157,759	Federal Home Loan Mortgage Corp., 4.000%, 6/1/52	146,315
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2451

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
555,193	Federal Home Loan Mortgage Corp., 4.500%, 3/1/47	$ 542,447
1,514,852	Federal Home Loan Mortgage Corp., 5.000%, 11/1/39	1,513,545
967	Federal Home Loan Mortgage Corp., 5.000%, 5/1/40	972
250,330	Federal Home Loan Mortgage Corp., 5.000%, 3/1/44	251,645
1,543,706	Federal Home Loan Mortgage Corp., 5.000%, 12/1/50	1,519,837
114,646	Federal Home Loan Mortgage Corp., 5.000%, 3/1/53	111,946
29,611	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	28,914
110,475	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	107,952
307,738	Federal Home Loan Mortgage Corp., 5.000%, 4/1/53	300,833
670,527	Federal Home Loan Mortgage Corp., 5.500%, 6/1/41	684,460
1,962,813	Federal Home Loan Mortgage Corp., 5.500%, 7/1/49	1,981,968
306,395	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	307,428
495,348	Federal Home Loan Mortgage Corp., 5.500%, 3/1/53	494,466
160,788	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	160,179
144,466	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	143,879
356,596	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	356,653
1,191,263	Federal Home Loan Mortgage Corp., 5.500%, 4/1/53	1,188,935
33,383,461	Federal Home Loan Mortgage Corp., 5.500%, 8/1/53	33,219,700
20,224,540	Federal Home Loan Mortgage Corp., 5.500%, 11/1/53	20,122,567
20,216,059	Federal Home Loan Mortgage Corp., 5.500%, 12/1/53	20,114,129
13,936	Federal Home Loan Mortgage Corp., 6.000%, 1/1/33	14,111
The accompanying notes are an integral part of these financial statements.
52Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,564	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	$ 1,580
9,855	Federal Home Loan Mortgage Corp., 6.000%, 3/1/33	10,029
16,082	Federal Home Loan Mortgage Corp., 6.000%, 1/1/34	16,640
44,198	Federal Home Loan Mortgage Corp., 6.000%, 6/1/35	45,112
16,966	Federal Home Loan Mortgage Corp., 6.000%, 12/1/36	17,507
1,492	Federal Home Loan Mortgage Corp., 6.000%, 10/1/37	1,537
39,703	Federal Home Loan Mortgage Corp., 6.000%, 12/1/37	41,183
604,002	Federal Home Loan Mortgage Corp., 6.000%, 10/1/52	619,280
644,297	Federal Home Loan Mortgage Corp., 6.000%, 2/1/53	651,574
301,096	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	310,908
252,343	Federal Home Loan Mortgage Corp., 6.000%, 3/1/53	257,792
187,658	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	193,881
233,115	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	236,063
147,519	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	149,064
162,928	Federal Home Loan Mortgage Corp., 6.000%, 4/1/53	165,466
799,518	Federal Home Loan Mortgage Corp., 6.000%, 5/1/53	810,657
419,098	Federal Home Loan Mortgage Corp., 6.000%, 7/1/53	423,056
26,750,024	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	26,991,753
152,987	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	157,957
202,358	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	207,318
573,205	Federal Home Loan Mortgage Corp., 6.000%, 2/1/54	580,609
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2453

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
213,000	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	$ 215,510
330,954	Federal Home Loan Mortgage Corp., 6.000%, 3/1/54	336,029
1,475	Federal Home Loan Mortgage Corp., 6.500%, 9/1/32	1,523
242,292	Federal Home Loan Mortgage Corp., 6.500%, 1/1/43	247,535
810,099	Federal Home Loan Mortgage Corp., 6.500%, 1/1/53	832,298
5,075,720	Federal Home Loan Mortgage Corp., 6.500%, 2/1/53	5,356,359
185,241	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	192,279
147,705	Federal Home Loan Mortgage Corp., 6.500%, 4/1/53	151,965
12,240,860	Federal Home Loan Mortgage Corp., 6.500%, 10/1/53	12,505,739
200,000	Federal Home Loan Mortgage Corp., 6.500%, 3/1/54	205,901
41,693,844	Federal National Mortgage Association, 1.500%, 3/1/42	33,939,545
2,000,000	Federal National Mortgage Association, 2.000%, 4/15/39 (TBA)	1,772,092
10,116,029	Federal National Mortgage Association, 2.000%, 12/1/41	8,493,441
519,411	Federal National Mortgage Association, 2.000%, 2/1/42	435,807
191,550	Federal National Mortgage Association, 2.000%, 2/1/42	160,578
617,812	Federal National Mortgage Association, 2.000%, 11/1/50	499,250
312,692	Federal National Mortgage Association, 2.000%, 1/1/51	254,994
5,290,273	Federal National Mortgage Association, 2.000%, 11/1/51	4,267,537
3,625,536	Federal National Mortgage Association, 2.000%, 3/1/52	2,876,583
30,000,000	Federal National Mortgage Association, 2.000%, 4/1/54 (TBA)	23,729,635
2,000,000	Federal National Mortgage Association, 2.500%, 4/15/39 (TBA)	1,819,543
The accompanying notes are an integral part of these financial statements.
54Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
249,311	Federal National Mortgage Association, 2.500%, 9/1/50	$ 212,301
179,495	Federal National Mortgage Association, 2.500%, 10/1/50	152,542
21,774,579	Federal National Mortgage Association, 2.500%, 5/1/51	18,371,581
594,125	Federal National Mortgage Association, 2.500%, 5/1/51	501,609
7,664,953	Federal National Mortgage Association, 2.500%, 11/1/51	6,471,901
18,028,049	Federal National Mortgage Association, 2.500%, 1/1/52	15,118,434
1,336,285	Federal National Mortgage Association, 2.500%, 2/1/52	1,124,662
339,864	Federal National Mortgage Association, 2.500%, 4/1/52	285,415
93,000,000	Federal National Mortgage Association, 2.500%, 4/1/54 (TBA)	76,860,809
37,069	Federal National Mortgage Association, 3.000%, 5/1/46	32,541
58,685	Federal National Mortgage Association, 3.000%, 10/1/46	51,523
169,386	Federal National Mortgage Association, 3.000%, 11/1/46	150,485
92,520	Federal National Mortgage Association, 3.000%, 11/1/46	81,459
38,336	Federal National Mortgage Association, 3.000%, 1/1/47	33,654
36,188	Federal National Mortgage Association, 3.000%, 3/1/47	32,150
422,193	Federal National Mortgage Association, 3.000%, 3/1/47	371,678
1,542,866	Federal National Mortgage Association, 3.000%, 3/1/47	1,378,418
980,479	Federal National Mortgage Association, 3.000%, 4/1/47	871,086
1,734,923	Federal National Mortgage Association, 3.000%, 5/1/48	1,527,379
187,156	Federal National Mortgage Association, 3.000%, 8/1/51	161,177
928,240	Federal National Mortgage Association, 3.000%, 11/1/51	798,823
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2455

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
10,409,811	Federal National Mortgage Association, 3.000%, 1/1/52	$ 9,105,794
14,025,036	Federal National Mortgage Association, 3.000%, 3/1/52	12,362,885
927,702	Federal National Mortgage Association, 3.000%, 4/1/52	798,352
1,937,226	Federal National Mortgage Association, 3.000%, 6/1/52	1,667,592
781,091	Federal National Mortgage Association, 3.000%, 6/1/52	672,187
67,300,000	Federal National Mortgage Association, 3.000%, 4/1/54 (TBA)	57,892,210
2,986,302	Federal National Mortgage Association, 3.000%, 2/1/57	2,557,326
651,019	Federal National Mortgage Association, 3.500%, 1/1/48	595,707
1,144,967	Federal National Mortgage Association, 3.500%, 5/1/49	1,054,421
2,764,096	Federal National Mortgage Association, 3.500%, 3/1/52	2,508,492
5,381,708	Federal National Mortgage Association, 3.500%, 3/1/52	4,836,891
554,175	Federal National Mortgage Association, 3.500%, 4/1/52	496,241
2,181,713	Federal National Mortgage Association, 3.500%, 4/1/52	1,959,514
933,096	Federal National Mortgage Association, 3.500%, 4/1/52	847,608
3,861,289	Federal National Mortgage Association, 3.500%, 5/1/52	3,489,384
462,409	Federal National Mortgage Association, 3.500%, 5/1/52	421,606
3,657,519	Federal National Mortgage Association, 3.500%, 6/1/52	3,304,985
28,000,000	Federal National Mortgage Association, 3.500%, 4/1/54 (TBA)	25,056,566
1,304,620	Federal National Mortgage Association, 3.500%, 9/1/55	1,189,524
6,844,239	Federal National Mortgage Association, 3.500%, 8/1/58	6,074,359
2,648	Federal National Mortgage Association, 4.000%, 12/1/30	2,573
The accompanying notes are an integral part of these financial statements.
56Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
3,477,093	Federal National Mortgage Association, 4.000%, 10/1/40	$ 3,311,524
1,351,936	Federal National Mortgage Association, 4.000%, 12/1/40	1,286,892
10,911	Federal National Mortgage Association, 4.000%, 12/1/41	10,339
54,118	Federal National Mortgage Association, 4.000%, 7/1/42	51,275
7,347,358	Federal National Mortgage Association, 4.000%, 4/1/44	6,961,682
47,712	Federal National Mortgage Association, 4.000%, 6/1/44	45,001
18,135	Federal National Mortgage Association, 4.000%, 6/1/45	17,361
103,179	Federal National Mortgage Association, 4.000%, 7/1/45	97,737
23,170	Federal National Mortgage Association, 4.000%, 5/1/51	21,550
3,689,788	Federal National Mortgage Association, 4.000%, 7/1/51	3,439,059
71,134	Federal National Mortgage Association, 4.000%, 8/1/51	66,051
1,146,799	Federal National Mortgage Association, 4.000%, 9/1/51	1,070,860
205,995	Federal National Mortgage Association, 4.000%, 6/1/52	190,948
36,157	Federal National Mortgage Association, 4.000%, 7/1/56	33,594
65,666	Federal National Mortgage Association, 4.000%, 1/1/57	60,929
3,128,251	Federal National Mortgage Association, 4.500%, 9/1/43	3,067,960
2,125,539	Federal National Mortgage Association, 4.500%, 1/1/44	2,084,569
221,753	Federal National Mortgage Association, 4.500%, 1/1/47	216,376
720,946	Federal National Mortgage Association, 4.500%, 2/1/47	703,472
5,000,000	Federal National Mortgage Association, 4.500%, 4/1/54 (TBA)	4,761,112
771,521	Federal National Mortgage Association, 5.000%, 6/1/35	775,567
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2457

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
253,761	Federal National Mortgage Association, 5.000%, 7/1/35	$ 255,092
594,167	Federal National Mortgage Association, 5.000%, 7/1/35	597,284
227,191	Federal National Mortgage Association, 5.000%, 8/1/35	228,381
283,456	Federal National Mortgage Association, 5.000%, 1/1/39	283,695
2,000,000	Federal National Mortgage Association, 5.000%, 4/15/39 (TBA)	1,996,928
83,585	Federal National Mortgage Association, 5.000%, 7/1/41	84,025
1,942,770	Federal National Mortgage Association, 5.000%, 9/1/43	1,934,837
7,908,923	Federal National Mortgage Association, 5.000%, 12/1/44	7,892,072
4,598,158	Federal National Mortgage Association, 5.000%, 8/1/52	4,495,668
261,609	Federal National Mortgage Association, 5.000%, 2/1/53	255,879
430,271	Federal National Mortgage Association, 5.000%, 2/1/53	420,513
550,322	Federal National Mortgage Association, 5.000%, 2/1/53	538,531
1,037,849	Federal National Mortgage Association, 5.000%, 4/1/53	1,014,604
160,032	Federal National Mortgage Association, 5.000%, 4/1/53	156,520
795,178	Federal National Mortgage Association, 5.000%, 4/1/53	776,250
4,548	Federal National Mortgage Association, 5.500%, 5/1/33	4,642
3,002	Federal National Mortgage Association, 5.500%, 6/1/33	3,009
10,635	Federal National Mortgage Association, 5.500%, 7/1/33	10,799
22,610	Federal National Mortgage Association, 5.500%, 4/1/34	23,079
3,631	Federal National Mortgage Association, 5.500%, 10/1/35	3,688
45,026	Federal National Mortgage Association, 5.500%, 12/1/35	45,497
The accompanying notes are an integral part of these financial statements.
58Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
19,621	Federal National Mortgage Association, 5.500%, 3/1/36	$ 20,029
10,000,000	Federal National Mortgage Association, 5.500%, 4/15/39 (TBA)	10,077,250
478,371	Federal National Mortgage Association, 5.500%, 5/1/49	482,893
1,648,655	Federal National Mortgage Association, 5.500%, 4/1/50	1,664,744
3,753,769	Federal National Mortgage Association, 5.500%, 4/1/50	3,790,402
447,395	Federal National Mortgage Association, 5.500%, 11/1/52	446,429
1,840,079	Federal National Mortgage Association, 5.500%, 1/1/53	1,845,809
2,309,752	Federal National Mortgage Association, 5.500%, 1/1/53	2,326,361
1,625,917	Federal National Mortgage Association, 5.500%, 2/1/53	1,621,111
539,809	Federal National Mortgage Association, 5.500%, 2/1/53	541,271
1,159,817	Federal National Mortgage Association, 5.500%, 4/1/53	1,157,016
1,132,793	Federal National Mortgage Association, 5.500%, 4/1/53	1,130,058
184,751	Federal National Mortgage Association, 5.500%, 4/1/53	185,915
584,510	Federal National Mortgage Association, 5.500%, 4/1/53	582,904
471,106	Federal National Mortgage Association, 5.500%, 4/1/53	471,902
278,607	Federal National Mortgage Association, 5.500%, 4/1/53	278,835
1,633,599	Federal National Mortgage Association, 5.500%, 7/1/53	1,642,022
12,518,784	Federal National Mortgage Association, 5.500%, 9/1/53	12,455,663
2,522,113	Federal National Mortgage Association, 5.500%, 9/1/53	2,509,396
313	Federal National Mortgage Association, 6.000%, 3/1/32	320
552	Federal National Mortgage Association, 6.000%, 10/1/32	565
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2459

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
2,487	Federal National Mortgage Association, 6.000%, 11/1/32	$ 2,522
7,135	Federal National Mortgage Association, 6.000%, 12/1/32	7,239
2,479	Federal National Mortgage Association, 6.000%, 1/1/33	2,538
1,288	Federal National Mortgage Association, 6.000%, 3/1/33	1,326
8,718	Federal National Mortgage Association, 6.000%, 5/1/33	8,905
20,835	Federal National Mortgage Association, 6.000%, 12/1/33	21,541
16,258	Federal National Mortgage Association, 6.000%, 1/1/34	16,769
77,865	Federal National Mortgage Association, 6.000%, 6/1/37	80,237
34,417	Federal National Mortgage Association, 6.000%, 12/1/37	35,651
57,643	Federal National Mortgage Association, 6.000%, 4/1/38	59,711
13,471	Federal National Mortgage Association, 6.000%, 7/1/38	13,676
1,675,843	Federal National Mortgage Association, 6.000%, 1/1/53	1,725,058
521,892	Federal National Mortgage Association, 6.000%, 1/1/53	534,129
516,494	Federal National Mortgage Association, 6.000%, 2/1/53	523,148
188,033	Federal National Mortgage Association, 6.000%, 2/1/53	194,162
144,089	Federal National Mortgage Association, 6.000%, 3/1/53	146,114
178,637	Federal National Mortgage Association, 6.000%, 3/1/53	181,667
346,460	Federal National Mortgage Association, 6.000%, 4/1/53	350,357
596,570	Federal National Mortgage Association, 6.000%, 4/1/53	604,639
3,248,514	Federal National Mortgage Association, 6.000%, 5/1/53	3,341,258
1,734,682	Federal National Mortgage Association, 6.000%, 5/1/53	1,772,536
The accompanying notes are an integral part of these financial statements.
60Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
194,082	Federal National Mortgage Association, 6.000%, 6/1/53	$ 198,523
198,333	Federal National Mortgage Association, 6.000%, 6/1/53	201,299
198,461	Federal National Mortgage Association, 6.000%, 6/1/53	200,342
198,460	Federal National Mortgage Association, 6.000%, 6/1/53	200,799
136,046	Federal National Mortgage Association, 6.000%, 6/1/53	137,637
336,309	Federal National Mortgage Association, 6.000%, 6/1/53	343,934
289,895	Federal National Mortgage Association, 6.000%, 6/1/53	294,825
2,493,554	Federal National Mortgage Association, 6.000%, 8/1/53	2,542,850
9,480,727	Federal National Mortgage Association, 6.000%, 9/1/53	9,567,659
708,025	Federal National Mortgage Association, 6.000%, 2/1/54	721,377
9,543,187	Federal National Mortgage Association, 6.000%, 2/1/54	9,629,425
314,193	Federal National Mortgage Association, 6.000%, 3/1/54	317,032
502,200	Federal National Mortgage Association, 6.000%, 3/1/54	507,588
225	Federal National Mortgage Association, 6.500%, 5/1/31	231
77	Federal National Mortgage Association, 6.500%, 6/1/31	79
192	Federal National Mortgage Association, 6.500%, 2/1/32	200
1,390	Federal National Mortgage Association, 6.500%, 3/1/32	1,431
529	Federal National Mortgage Association, 6.500%, 8/1/32	541
144,217	Federal National Mortgage Association, 6.500%, 2/1/53	148,858
1,291,134	Federal National Mortgage Association, 6.500%, 3/1/53	1,337,735
261,470	Federal National Mortgage Association, 6.500%, 3/1/53	271,415
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2461

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
862,247	Federal National Mortgage Association, 6.500%, 3/1/53	$ 892,058
176,714	Federal National Mortgage Association, 6.500%, 4/1/53	182,440
194,585	Federal National Mortgage Association, 6.500%, 4/1/53	203,133
219,679	Federal National Mortgage Association, 6.500%, 4/1/53	225,978
199,842	Federal National Mortgage Association, 6.500%, 2/1/54	204,600
55,000,000	Federal National Mortgage Association, 6.500%, 4/15/54 (TBA)	56,189,000
120	Federal National Mortgage Association, 7.000%, 5/1/28	124
76	Federal National Mortgage Association, 7.000%, 2/1/29	78
215	Federal National Mortgage Association, 7.000%, 7/1/31	221
54	Federal National Mortgage Association, 7.500%, 1/1/28	54
3,000,000	Government National Mortgage Association, 2.000%, 4/15/54 (TBA)	2,457,338
6,000,000	Government National Mortgage Association, 2.500%, 4/15/54 (TBA)	5,109,699
9,000,000	Government National Mortgage Association, 6.000%, 4/15/54 (TBA)	9,078,661
8,000,000	Government National Mortgage Association, 6.500%, 4/15/54 (TBA)	8,133,383
400,617	Government National Mortgage Association I, 3.500%, 10/15/42	373,013
1,497	Government National Mortgage Association I, 4.000%, 3/15/39	1,434
2,722	Government National Mortgage Association I, 4.000%, 4/15/39	2,581
2,405	Government National Mortgage Association I, 4.000%, 4/15/39	2,300
3,863	Government National Mortgage Association I, 4.000%, 7/15/39	3,658
3,340	Government National Mortgage Association I, 4.000%, 1/15/40	3,179
57,528	Government National Mortgage Association I, 4.000%, 4/15/40	54,750
The accompanying notes are an integral part of these financial statements.
62Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
93,516	Government National Mortgage Association I, 4.000%, 7/15/40	$ 88,536
60,008	Government National Mortgage Association I, 4.000%, 8/15/40	57,109
32,137	Government National Mortgage Association I, 4.000%, 8/15/40	30,426
16,513	Government National Mortgage Association I, 4.000%, 9/15/40	15,716
19,740	Government National Mortgage Association I, 4.000%, 10/15/40	18,904
4,856	Government National Mortgage Association I, 4.000%, 10/15/40	4,627
2,893	Government National Mortgage Association I, 4.000%, 10/15/40	2,767
2,052	Government National Mortgage Association I, 4.000%, 11/15/40	1,963
18,640	Government National Mortgage Association I, 4.000%, 11/15/40	17,931
53,717	Government National Mortgage Association I, 4.000%, 11/15/40	51,120
57,383	Government National Mortgage Association I, 4.000%, 11/15/40	54,327
351,323	Government National Mortgage Association I, 4.000%, 12/15/40	334,344
2,575	Government National Mortgage Association I, 4.000%, 12/15/40	2,451
2,666	Government National Mortgage Association I, 4.000%, 12/15/40	2,537
761	Government National Mortgage Association I, 4.000%, 1/15/41	724
11,737	Government National Mortgage Association I, 4.000%, 1/15/41	11,227
9,481	Government National Mortgage Association I, 4.000%, 1/15/41	9,022
4,810	Government National Mortgage Association I, 4.000%, 2/15/41	4,578
228,644	Government National Mortgage Association I, 4.000%, 2/15/41	217,594
22,582	Government National Mortgage Association I, 4.000%, 3/15/41	21,602
3,981	Government National Mortgage Association I, 4.000%, 4/15/41	3,808
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2463

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
11,594	Government National Mortgage Association I, 4.000%, 5/15/41	$ 11,000
4,448	Government National Mortgage Association I, 4.000%, 5/15/41	4,211
1,076	Government National Mortgage Association I, 4.000%, 6/15/41	1,024
720	Government National Mortgage Association I, 4.000%, 6/15/41	689
553,011	Government National Mortgage Association I, 4.000%, 6/15/41	523,554
12,506	Government National Mortgage Association I, 4.000%, 7/15/41	11,964
2,599	Government National Mortgage Association I, 4.000%, 7/15/41	2,486
88,928	Government National Mortgage Association I, 4.000%, 7/15/41	85,068
45,304	Government National Mortgage Association I, 4.000%, 7/15/41	43,114
26,058	Government National Mortgage Association I, 4.000%, 7/15/41	24,799
3,336	Government National Mortgage Association I, 4.000%, 8/15/41	3,159
35,386	Government National Mortgage Association I, 4.000%, 8/15/41	33,676
2,394	Government National Mortgage Association I, 4.000%, 8/15/41	2,266
24,456	Government National Mortgage Association I, 4.000%, 9/15/41	23,274
4,408	Government National Mortgage Association I, 4.000%, 9/15/41	4,217
10,486	Government National Mortgage Association I, 4.000%, 9/15/41	9,948
5,480	Government National Mortgage Association I, 4.000%, 9/15/41	5,243
173,190	Government National Mortgage Association I, 4.000%, 9/15/41	164,820
95,515	Government National Mortgage Association I, 4.000%, 9/15/41	90,569
2,352	Government National Mortgage Association I, 4.000%, 9/15/41	2,252
2,279	Government National Mortgage Association I, 4.000%, 10/15/41	2,180
The accompanying notes are an integral part of these financial statements.
64Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
1,717	Government National Mortgage Association I, 4.000%, 10/15/41	$ 1,634
5,500	Government National Mortgage Association I, 4.000%, 10/15/41	5,234
4,969	Government National Mortgage Association I, 4.000%, 10/15/41	4,725
3,325	Government National Mortgage Association I, 4.000%, 10/15/41	3,165
3,840	Government National Mortgage Association I, 4.000%, 11/15/41	3,673
80,619	Government National Mortgage Association I, 4.000%, 11/15/41	76,723
5,450	Government National Mortgage Association I, 4.000%, 11/15/41	5,187
11,367	Government National Mortgage Association I, 4.000%, 12/15/41	10,705
4,175	Government National Mortgage Association I, 4.000%, 12/15/41	3,994
5,266	Government National Mortgage Association I, 4.000%, 12/15/41	5,011
406,937	Government National Mortgage Association I, 4.000%, 1/15/42	389,273
1,708	Government National Mortgage Association I, 4.000%, 2/15/42	1,634
69,776	Government National Mortgage Association I, 4.000%, 2/15/42	66,403
25,207	Government National Mortgage Association I, 4.000%, 2/15/42	23,914
970	Government National Mortgage Association I, 4.000%, 2/15/42	918
4,622	Government National Mortgage Association I, 4.000%, 2/15/42	4,421
731,141	Government National Mortgage Association I, 4.000%, 5/15/42	695,793
35,595	Government National Mortgage Association I, 4.000%, 6/15/42	34,049
23,058	Government National Mortgage Association I, 4.000%, 6/15/42	21,943
21,409	Government National Mortgage Association I, 4.000%, 6/15/42	20,479
4,079	Government National Mortgage Association I, 4.000%, 10/15/42	3,902
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2465

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
230,276	Government National Mortgage Association I, 4.000%, 4/15/43	$ 220,279
103,254	Government National Mortgage Association I, 4.000%, 5/15/43	98,773
1,333	Government National Mortgage Association I, 4.000%, 5/15/43	1,262
118,975	Government National Mortgage Association I, 4.000%, 8/15/43	113,223
58,137	Government National Mortgage Association I, 4.000%, 9/15/43	55,442
2,956	Government National Mortgage Association I, 4.000%, 9/15/43	2,813
41,842	Government National Mortgage Association I, 4.000%, 2/15/44	40,026
24,447	Government National Mortgage Association I, 4.000%, 3/15/44	23,408
611,207	Government National Mortgage Association I, 4.000%, 3/15/44	581,651
915,592	Government National Mortgage Association I, 4.000%, 3/15/44	871,314
32,070	Government National Mortgage Association I, 4.000%, 3/15/44	30,637
16,711	Government National Mortgage Association I, 4.000%, 3/15/44	15,861
175,821	Government National Mortgage Association I, 4.000%, 3/15/44	172,527
253,895	Government National Mortgage Association I, 4.000%, 4/15/44	240,366
179,645	Government National Mortgage Association I, 4.000%, 4/15/44	170,032
2,256	Government National Mortgage Association I, 4.000%, 4/15/44	2,143
34,452	Government National Mortgage Association I, 4.000%, 4/15/44	32,843
67,951	Government National Mortgage Association I, 4.000%, 5/15/44	64,330
301,758	Government National Mortgage Association I, 4.000%, 8/15/44	285,550
13,504	Government National Mortgage Association I, 4.000%, 8/15/44	12,655
316,969	Government National Mortgage Association I, 4.000%, 8/15/44	301,640
The accompanying notes are an integral part of these financial statements.
66Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
71,737	Government National Mortgage Association I, 4.000%, 8/15/44	$ 67,809
15,289	Government National Mortgage Association I, 4.000%, 8/15/44	14,492
913,059	Government National Mortgage Association I, 4.000%, 9/15/44	868,053
65,774	Government National Mortgage Association I, 4.000%, 9/15/44	62,471
89,592	Government National Mortgage Association I, 4.000%, 9/15/44	86,075
2,402	Government National Mortgage Association I, 4.000%, 9/15/44	2,283
54,509	Government National Mortgage Association I, 4.000%, 9/15/44	51,969
94,125	Government National Mortgage Association I, 4.000%, 9/15/44	89,922
491,654	Government National Mortgage Association I, 4.000%, 9/15/44	466,641
57,183	Government National Mortgage Association I, 4.000%, 9/15/44	53,569
32,096	Government National Mortgage Association I, 4.000%, 9/15/44	30,607
66,702	Government National Mortgage Association I, 4.000%, 9/15/44	63,332
577,841	Government National Mortgage Association I, 4.000%, 9/15/44	552,751
1,330,847	Government National Mortgage Association I, 4.000%, 9/15/44	1,256,612
28,542	Government National Mortgage Association I, 4.000%, 10/15/44	27,118
7,571	Government National Mortgage Association I, 4.000%, 11/15/44	7,211
6,196	Government National Mortgage Association I, 4.000%, 11/15/44	5,857
31,450	Government National Mortgage Association I, 4.000%, 11/15/44	29,870
4,071	Government National Mortgage Association I, 4.000%, 11/15/44	3,844
138,289	Government National Mortgage Association I, 4.000%, 12/15/44	131,828
42,155	Government National Mortgage Association I, 4.000%, 12/15/44	39,977
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2467

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
18,902	Government National Mortgage Association I, 4.000%, 12/15/44	$ 18,081
1,839	Government National Mortgage Association I, 4.000%, 12/15/44	1,736
58,062	Government National Mortgage Association I, 4.000%, 12/15/44	54,919
169,578	Government National Mortgage Association I, 4.000%, 1/15/45	160,084
324,217	Government National Mortgage Association I, 4.000%, 1/15/45	305,730
56,648	Government National Mortgage Association I, 4.000%, 1/15/45	53,418
275,098	Government National Mortgage Association I, 4.000%, 1/15/45	260,440
28,120	Government National Mortgage Association I, 4.000%, 2/15/45	26,679
96,549	Government National Mortgage Association I, 4.000%, 2/15/45	91,881
63,217	Government National Mortgage Association I, 4.000%, 2/15/45	60,003
41,242	Government National Mortgage Association I, 4.000%, 2/15/45	39,001
129,226	Government National Mortgage Association I, 4.000%, 2/15/45	121,831
67,092	Government National Mortgage Association I, 4.000%, 4/15/45	63,681
37,172	Government National Mortgage Association I, 4.000%, 5/15/45	35,328
15,265	Government National Mortgage Association I, 4.000%, 7/15/45	14,388
50,620	Government National Mortgage Association I, 4.000%, 9/15/45	47,858
33,771	Government National Mortgage Association I, 4.500%, 9/15/33	33,032
45,722	Government National Mortgage Association I, 4.500%, 10/15/33	44,563
18,982	Government National Mortgage Association I, 4.500%, 4/15/35	18,495
420,624	Government National Mortgage Association I, 4.500%, 3/15/38	413,917
151,468	Government National Mortgage Association I, 4.500%, 1/15/40	149,081
The accompanying notes are an integral part of these financial statements.
68Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
239,060	Government National Mortgage Association I, 4.500%, 6/15/40	$ 234,428
78,283	Government National Mortgage Association I, 4.500%, 9/15/40	77,020
401,269	Government National Mortgage Association I, 4.500%, 11/15/40	393,820
544,937	Government National Mortgage Association I, 4.500%, 6/15/41	536,986
102,853	Government National Mortgage Association I, 4.500%, 6/15/41	100,843
150,606	Government National Mortgage Association I, 4.500%, 7/15/41	147,261
229,380	Government National Mortgage Association I, 4.500%, 8/15/41	223,351
128,577	Government National Mortgage Association I, 5.000%, 9/15/33	129,509
47,239	Government National Mortgage Association I, 5.125%, 10/15/38	47,922
26,129	Government National Mortgage Association I, 5.500%, 7/15/33	26,744
40,618	Government National Mortgage Association I, 5.500%, 1/15/34	41,624
33,388	Government National Mortgage Association I, 5.500%, 4/15/34	34,215
56,979	Government National Mortgage Association I, 5.500%, 7/15/34	58,390
62,657	Government National Mortgage Association I, 5.500%, 10/15/34	63,978
40,945	Government National Mortgage Association I, 5.500%, 1/15/35	41,959
70,429	Government National Mortgage Association I, 5.500%, 2/15/35	72,175
69,174	Government National Mortgage Association I, 5.500%, 2/15/35	70,890
11,334	Government National Mortgage Association I, 5.500%, 6/15/35	11,615
13,498	Government National Mortgage Association I, 5.500%, 12/15/35	13,833
3	Government National Mortgage Association I, 5.500%, 2/15/37	3
8,270	Government National Mortgage Association I, 5.500%, 3/15/37	8,404
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2469

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
39,035	Government National Mortgage Association I, 5.500%, 3/15/37	$ 40,002
121,045	Government National Mortgage Association I, 5.750%, 10/15/38	125,071
16,002	Government National Mortgage Association I, 5.750%, 10/15/38	16,654
28,255	Government National Mortgage Association I, 6.000%, 8/15/32	28,752
24,264	Government National Mortgage Association I, 6.000%, 1/15/33	25,055
21,453	Government National Mortgage Association I, 6.000%, 2/15/33	22,249
37,784	Government National Mortgage Association I, 6.000%, 2/15/33	38,999
1,742	Government National Mortgage Association I, 6.000%, 3/15/33	1,768
9,931	Government National Mortgage Association I, 6.000%, 3/15/33	10,158
26,587	Government National Mortgage Association I, 6.000%, 3/15/33	27,272
5,527	Government National Mortgage Association I, 6.000%, 5/15/33	5,603
18,889	Government National Mortgage Association I, 6.000%, 5/15/33	19,189
38,104	Government National Mortgage Association I, 6.000%, 5/15/33	38,758
22,518	Government National Mortgage Association I, 6.000%, 6/15/33	23,137
44,398	Government National Mortgage Association I, 6.000%, 6/15/33	46,034
45,367	Government National Mortgage Association I, 6.000%, 7/15/33	46,839
19,908	Government National Mortgage Association I, 6.000%, 7/15/33	20,388
13,301	Government National Mortgage Association I, 6.000%, 9/15/33	13,458
54,728	Government National Mortgage Association I, 6.000%, 11/15/33	55,893
11,645	Government National Mortgage Association I, 6.000%, 1/15/34	11,961
105,036	Government National Mortgage Association I, 6.000%, 10/15/37	107,868
The accompanying notes are an integral part of these financial statements.
70Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
125,486	Government National Mortgage Association I, 6.000%, 7/15/38	$ 130,608
2,527	Government National Mortgage Association I, 6.500%, 1/15/29	2,576
278	Government National Mortgage Association I, 6.500%, 5/15/29	283
856	Government National Mortgage Association I, 6.500%, 10/15/31	875
75	Government National Mortgage Association I, 6.500%, 12/15/31	78
534	Government National Mortgage Association I, 6.500%, 2/15/32	556
277	Government National Mortgage Association I, 6.500%, 3/15/32	284
2,396	Government National Mortgage Association I, 6.500%, 5/15/32	2,438
1,722	Government National Mortgage Association I, 6.500%, 6/15/32	1,771
2,154	Government National Mortgage Association I, 6.500%, 7/15/32	2,228
1,109	Government National Mortgage Association I, 6.500%, 7/15/32	1,143
789	Government National Mortgage Association I, 6.500%, 8/15/32	811
9,871	Government National Mortgage Association I, 6.500%, 8/15/32	10,124
609	Government National Mortgage Association I, 6.500%, 8/15/32	622
13,492	Government National Mortgage Association I, 6.500%, 9/15/32	13,908
22,028	Government National Mortgage Association I, 6.500%, 9/15/32	22,744
6,908	Government National Mortgage Association I, 6.500%, 10/15/32	7,030
12,872	Government National Mortgage Association I, 6.500%, 11/15/32	13,099
16,964	Government National Mortgage Association I, 6.500%, 7/15/35	17,487
116	Government National Mortgage Association I, 7.000%, 5/15/29	118
62	Government National Mortgage Association I, 7.000%, 5/15/29	62
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2471

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
144	Government National Mortgage Association I, 7.000%, 5/15/31	$ 144
514,200	Government National Mortgage Association II, 3.500%, 4/20/45	472,845
874,887	Government National Mortgage Association II, 3.500%, 4/20/45	805,751
380,607	Government National Mortgage Association II, 3.500%, 4/20/45	349,744
877,024	Government National Mortgage Association II, 3.500%, 3/20/46	810,091
1,912,280	Government National Mortgage Association II, 4.000%, 10/20/46	1,819,811
860,244	Government National Mortgage Association II, 4.000%, 2/20/48	809,071
1,096,135	Government National Mortgage Association II, 4.000%, 4/20/48	1,030,924
128,136	Government National Mortgage Association II, 4.500%, 12/20/34	126,425
115,992	Government National Mortgage Association II, 4.500%, 1/20/35	114,443
102,777	Government National Mortgage Association II, 4.500%, 3/20/35	101,405
990,636	Government National Mortgage Association II, 4.500%, 9/20/41	976,161
1,412,252	Government National Mortgage Association II, 4.500%, 9/20/44	1,394,223
621,949	Government National Mortgage Association II, 4.500%, 10/20/44	613,623
1,199,799	Government National Mortgage Association II, 4.500%, 11/20/44	1,183,737
465,278	Government National Mortgage Association II, 5.000%, 12/20/52	457,430
31,312	Government National Mortgage Association II, 5.500%, 3/20/34	32,273
821	Government National Mortgage Association II, 5.500%, 10/20/37	836
2,726,981	Government National Mortgage Association II, 5.500%, 12/20/52	2,726,974
12,180	Government National Mortgage Association II, 6.000%, 5/20/32	12,500
46,237	Government National Mortgage Association II, 6.000%, 10/20/33	48,095
The accompanying notes are an integral part of these financial statements.
72Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Principal Amount USD ($)		Value
	U.S. Government and Agency Obligations — (continued)
39	Government National Mortgage Association II, 6.500%, 1/20/28	$ 39
835	Government National Mortgage Association II, 7.000%, 1/20/29	853
45,000,000(g)	U.S. Treasury Bills, 4/9/24	44,947,585
64,206,200	U.S. Treasury Bonds, 2.250%, 2/15/52	42,233,133
27,339,600	U.S. Treasury Bonds, 4.375%, 8/15/43	27,014,942
30,846,362	U.S. Treasury Inflation Indexed Bonds, 1.500%, 2/15/53	26,922,344
26,000,000	U.S. Treasury Notes, 4.250%, 2/28/29	26,034,531
155,870,400	U.S. Treasury Notes, 4.500%, 9/30/30	159,286,153
	Total U.S. Government and Agency Obligations (Cost $1,108,578,390)	$1,091,278,622

	SHORT TERM INVESTMENTS — 1.7% of Net Assets
	Repurchase Agreements — 1.4%
30,000,000	Bank of America, 5.32%, dated 3/28/24, to be purchased on 4/1/24 for $30,017,733, collateralized by $30,600,087 U.S. Treasury Bond, 4.125%, 8/15/53	$ 30,000,000
15,000,000	Bank of America, 5.33%, dated 3/28/24, to be purchased on 4/1/24 for $15,008,883, collateralized by the following: $6,209,529 Federal National Mortgage Association, 3.825-3.96%, 10/1/28-2/1/31, $ 9,090,471 Government National Mortgage Association, 3.5%-6.5%, 1/15/42-12/20/61	15,000,000
		$ 45,000,000

	Foreign Treasury Obligations — 0.3%
EGP 668,125,000(n)	Egypt Treasury Bills, 32.177%, 3/11/25	$ 11,158,302
		$ 11,158,302

	TOTAL SHORT TERM INVESTMENTS (Cost $55,433,228)	$56,158,302

The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2473

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date	Value
Over The Counter (OTC) Currency Put Option Purchased — 0.1%
169,000,000	Put USD/Call JPY	Citibank NA	USD 6,267,365	USD 137.28	1/8/25	$ 1,904,890
	Total Over The Counter (OTC) Currency Put Option Purchased (Premiums paid $ 6,267,365)					$ 1,904,890

	TOTAL OPTIONS PURCHASED (Premiums paid $ 6,267,365)					$ 1,904,890

	TOTAL INVESTMENTS IN UNAFFILIATED ISSUERS — 106.0% (Cost $3,679,836,910)					$3,456,454,962
Principal Amount USD ($)
	TBA Sales Commitments — (3.8)% of Net Assets
	U.S. Government and Agency Obligations — (3.8)%
(87,000,000)	Federal National Mortgage Association, 5.500%, 4/1/54 (TBA)	$ (86,568,156)
(35,500,000)	Federal National Mortgage Association, 6.000%, 4/1/54 (TBA)	(35,823,190)
	TOTAL TBA SALES COMMITMENTS (Proceeds $122,536,492)	$(122,391,346)

Number of Contracts	Description	Counterparty	Amount	Strike Price	Expiration Date
Over The Counter (OTC) Currency Put Option Written — (0.0)%†
(84,500,000)	Put USD/Call JPY	Citibank NA	USD 3,061,858	USD 137.28	1/8/25	$ (952,445)
	Total Over The Counter (OTC) Currency Put Option Written (Premiums received $3,061,858)					$ (952,445)

	OTHER ASSETS AND LIABILITIES — (2.2)%					$ (72,116,790)
	net assets — 100.0%					$3,260,994,381

(TBA)	“To Be Announced” Securities.
bps	Basis Points.
CMT	Constant Maturity Treasury Index.
FREMF	Freddie Mac Multifamily Fixed-Rate Mortgage Loans.
FRESB	Freddie Mac Multifamily Small Balance Certificates.
LIBOR	London Interbank Offered Rate.
REMICs	Real Estate Mortgage Investment Conduits.
SOFR	Secured Overnight Financing Rate.
The accompanying notes are an integral part of these financial statements.
74Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

SOFR30A	Secured Overnight Financing Rate 30 Day Average.
(144A)	The resale of such security is exempt from registration under Rule 144A of the Securities Act of 1933. Such securities may be resold normally to qualified institutional buyers. At March 31, 2024, the value of these securities amounted to $1,655,845,546, or 50.8% of net assets.
(a)	Floating rate note. Coupon rate, reference index and spread shown at March 31, 2024.
(b)	This term loan will settle after March 31, 2024, at which time the interest rate will be determined.
(c)	Non-income producing security.
(d)	The interest rate is subject to change periodically. The interest rate and/or reference index and spread shown at March 31, 2024.
(e)	Debt obligation initially issued at one coupon which converts to a higher coupon at a speciﬁc date. The rate shown is the rate at March 31, 2024.
(f)	Security represents the interest-only portion payments on a pool of underlying mortgages or mortgage-backed securities.
(g)	Security issued with a zero coupon. Income is recognized through accretion of discount.
(h)	Payment-in-kind (PIK) security which may pay interest in the form of additional principal amount.
(i)	Security is perpetual in nature and has no stated maturity date.
(j)	Security is in default.
(k)	Securities purchased on a when-issued basis. Rates do not take effect until settlement date.
(l)	Issued as participation notes.
(m)	Issued as preference shares.
(n)	Rate shown represents yield-to-maturity.
*	Senior secured ﬂoating rate loan interests in which the Fund invests generally pay interest at rates that are periodically re-determined by reference to a base lending rate plus a premium. These base lending rates are generally (i) the lending rate offered by one or more major European banks, such as LIBOR or SOFR, (ii) the prime rate offered by one or more major United States banks, (iii) the rate of a certiﬁcate of deposit or (iv) other base lending rates used by commercial lenders. The interest rate shown is the rate accruing at March 31, 2024.
+	Security is valued using significant unobservable inputs (Level 3).
†	Amount rounds to less than 0.1%.
#	Securities are restricted as to resale.
Restricted Securities	Acquisition date	Cost	Value
Adare Re 2022-2	10/20/2022	$1,613,807	$ 1,812,375
Alamo Re	4/12/2023	1,005,203	1,029,000
Alamo Re	11/15/2023	1,757,521	1,768,725
Alturas Re 2020-3	7/1/2020	—	—
Alturas Re 2021-3	8/16/2021	26,290	10,047
Alturas Re 2022-2	1/18/2022	141,453	270,314
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2475

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Aquila Re	5/10/2023	$ 750,000	$ 766,350
Atlas Capital	5/17/2023	1,250,000	1,302,875
Ballybunion Re 2022	3/9/2022	—	—
Ballybunion Re 2023	3/20/2023	2,547,857	2,890,500
Bantry Re 2021	1/11/2021	41,160	24,310
Bantry Re 2023	1/12/2023	—	113,572
Bantry Re 2024	2/1/2024	5,000,000	5,197,595
Berwick Re 2020-1	9/24/2020	—	14,352
Berwick Re 2024-1	1/10/2024	2,500,000	2,578,682
Blue Ridge Re	11/14/2023	500,000	500,450
Blue Ridge Re	11/14/2023	1,250,000	1,278,125
Bonanza Re	12/15/2020	750,000	735,000
Bonanza Re	3/11/2022	250,000	234,525
Bonanza Re	1/6/2023	250,000	253,225
Cape Lookout Re	4/14/2023	1,000,000	1,026,300
Cat Re 2001	11/14/2023	500,000	526,250
Commonwealth Re	6/15/2022	750,000	758,250
Eccleston Re 2023	7/13/2023	—	423,677
Eden Re II	1/25/2021	279,105	93,210
Eden Re II	1/21/2022	314,753	174,830
Eden Re II	1/17/2023	—	242,890
Eden Re II	1/10/2024	2,900,000	2,965,540
Emetteur Non Renseigne-PI0047 2024-1	1/26/2024	5,000,000	5,124,348
Everglades Re II	10/25/2023	2,312,449	2,319,240
Everglades Re II	10/25/2023	3,010,080	3,012,000
FloodSmart Re	2/14/2022	1,500,000	1,467,900
FloodSmart Re	2/29/2024	1,000,000	996,500
Formby Re 2018	7/9/2018	5,438	—
Four Lakes Re	12/15/2021	500,000	484,000
Four Lakes Re	12/8/2023	250,000	254,125
Galileo Re	12/4/2023	1,000,000	1,041,400
Galileo Re	12/4/2023	500,000	513,500
Gamboge Re	4/24/2023	4,014,656	4,981,800
Gateway Re	2/3/2023	500,000	540,250
Gateway Re	3/11/2024	250,000	249,988
Gateway Re	3/11/2024	231,657	231,200
Gateway Re II	4/13/2023	250,000	259,300
Gleneagles Re 2021	1/13/2021	22,875	125
Gleneagles Re 2022	1/18/2022	555,119	594,181
Gullane Re 2018	3/26/2018	—	—
Gullane Re 2023	1/20/2023	—	146,869
Gullane Re 2024	2/14/2024	5,000,000	5,250,578
Harambee Re 2018	12/19/2017	63,696	—
Harambee Re 2019	12/20/2018	—	9,000
Harambee Re 2020	2/27/2020	—	47,400
Herbie Re	10/19/2020	500,000	493,700
High Point Re	12/1/2023	2,500,000	2,522,500
Integrity Re	5/9/2022	500,000	350,000
The accompanying notes are an integral part of these financial statements.
76Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Restricted Securities	Acquisition date	Cost	Value
Integrity Re	3/23/2023	$1,250,000	$ 1,296,625
Isosceles Re 2023	8/7/2023	—	200
Isosceles Re 2023	8/7/2023	—	—
Isosceles Re 2023	8/7/2023	—	—
Kilimanjaro III Re	6/15/2022	1,000,000	1,020,000
Lightning Re	3/20/2023	1,000,000	1,075,000
Lion Rock Re 2020	3/27/2020	—	—
Lion Rock Re 2021	3/1/2021	165,491	55,900
Locke Tavern Re	3/23/2023	1,000,000	1,019,200
Long Point Re IV	5/13/2022	2,500,000	2,514,250
Lorenz Re 2019	7/10/2019	417,107	23,671
Matterhorn Re	12/15/2021	250,000	244,425
Matterhorn Re	3/10/2022	1,750,000	1,742,825
Matterhorn Re	3/10/2022	750,000	746,775
Merion Re 2021-2	12/28/2020	2,448,846	1,444,500
Merion Re 2022-2	3/1/2022	6,551,154	6,211,224
Merion Re 2024-1	1/11/2024	843,568	886,309
Mona Lisa Re	12/30/2022	800,000	864,560
Mystic Re	12/12/2023	600,000	611,940
Mystic Re IV	12/16/2022	2,900,000	3,019,770
Northshore Re II	6/22/2022	500,000	520,650
Oakmont Re 2020	12/3/2020	—	—
Old Head Re 2022	1/6/2022	188,288	125,000
Old Head Re 2024	1/5/2024	183,891	201,551
Pangaea Re 2023-3	7/5/2023	2,500,000	2,871,805
Pangaea Re 2024-1	2/27/2024	2,750,000	2,841,743
Phoenician Re	12/1/2021	750,000	744,375
Phoenix 3 Re 2023-3	12/21/2020	896,560	1,145,400
Pine Valley Re 2024	1/17/2024	621,894	643,268
Portrush Re 2017	6/12/2017	1,687,366	220
Portsalon Re 2022	7/15/2022	323,453	366,768
Queen Street Re	5/12/2023	2,500,000	2,610,000
Residential Re	10/30/2020	1,500,000	1,462,950
Residential Re	10/30/2020	1,250,000	1,210,250
Residential Re	11/22/2022	1,500,000	1,517,700
Residential Re	11/7/2023	1,500,000	1,491,300
Residential Re	11/7/2023	750,000	751,200
RosaPenna Re 2022	8/26/2022	1,365,175	1,456,832
Sanders Re	1/16/2024	750,000	761,250
Sanders Re II	3/1/2022	2,250,000	2,197,125
Sanders Re III	11/30/2022	750,000	761,100
Sanders Re III	3/24/2023	250,000	251,325
Sector Re V	12/4/2019	1,068	274,917
Sector Re V	1/1/2020	2,625	285,908
Sector Re V	5/19/2022	—	38,221
Sector Re V	12/30/2022	—	260,569
Sector Re V	12/4/2023	4,000,000	4,362,245
Sector Re V	12/29/2023	2,500,000	2,726,403
Sussex Re	12/7/2020	750,000	753,300
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2477

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Restricted Securities	Acquisition date	Cost	Value
Sussex Re 2020-1	1/21/2020	$ —	$ 4,693
Sussex Re 2021-1	1/26/2021	—	700
Thopas Re 2020	12/30/2019	—	800
Thopas Re 2021	12/30/2020	—	52,000
Thopas Re 2022	2/15/2022	—	—
Thopas Re 2023	2/15/2023	—	—
Thopas Re 2024	2/2/2024	3,192,294	3,354,782
Torricelli Re 2021	7/2/2021	—	44,547
Torricelli Re 2022	7/26/2022	—	38,262
Torricelli Re 2023	7/26/2023	3,250,000	4,079,722
Ursa Re	4/12/2023	500,000	508,350
Veraison Re	12/14/2022	500,000	525,300
Viribus Re 2018	12/22/2017	20,734	—
Viribus Re 2019	12/27/2018	—	—
Viribus Re 2020	3/12/2020	421,904	137,434
Viribus Re 2022	4/18/2022	—	91,750
Viribus Re 2023	2/2/2023	—	421,350
Viribus Re 2024	3/19/2024	250,000	250,000
Vitality Re XII	9/21/2023	247,221	249,050
Vitality Re XIII	1/4/2023	1,933,579	1,984,200
Vitality Re XIV	1/25/2023	4,006,528	4,067,200
Vitality Re XIV	1/25/2023	400,000	412,120
Walton Health Re 2019	7/18/2019	8,486	75,504
Walton Health Re 2022	7/13/2022	7,000	291,507
White Heron Re 2023	8/30/2023	—	26,028
Woburn Re 2019	1/30/2019	470,315	592,560
Total Restricted Securities			$130,499,281
% of Net assets			4.0%
FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	38,545,000	USD	25,306,126	Bank of America NA	5/28/24	$ (144,297)
AUD	26,560,000	USD	17,421,129	Citibank NA	6/27/24	(69,897)
EUR	354,000	USD	384,403	Citibank NA	5/28/24	(1,565)
INR	1,416,850,000	USD	16,971,516	Citibank NA	4/30/24	4,813
TRY	242,000,000	USD	5,734,597	Goldman Sachs & Co.	1/10/25	(292,105)
EUR	50,241,500	USD	54,935,297	HSBC Bank USA NA	4/24/24	(675,497)
EUR	16,300,549	SEK	185,000,000	HSBC Bank USA NA	4/26/24	103,317
SEK	185,000,000	EUR	16,300,549	HSBC Bank USA NA	4/26/24	(406,242)
USD	14,209,124	IDR	223,950,000,000	HSBC Bank USA NA	6/28/24	134,840
AUD	24,100,000	USD	15,929,789	State Street Bank & Trust Co.	4/23/24	(213,675)
BRL	40,000,000	USD	7,983,952	State Street Bank & Trust Co.	5/9/24	(40,344)
USD	5,585,183	CAD	7,465,000	State Street Bank & Trust Co.	5/2/24	71,387
The accompanying notes are an integral part of these financial statements.
78Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Currency Purchased	In Exchange for	Currency Sold	Deliver	Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	4,865,960	GBP	3,845,000	State Street Bank & Trust Co.	6/27/24	$ 10,740
USD	62,557,964	EUR	57,500,000	State Street Bank & Trust Co.	6/27/24	296,077
TOTAL FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS						$(1,222,448)
FUTURES CONTRACTS
FIXED INCOME INDEX FUTURES CONTRACTS
Number of Contracts Long	Description	Expiration Date	Notional Amount	Market Value	Unrealized Appreciation (Depreciation)
366	U.S. 2 Year Note (CBT)	6/28/24	$ 74,907,933	$ 74,841,282	$ (66,651)
7,821	U.S. 5 Year Note (CBT)	6/28/24	834,795,088	836,969,242	2,174,154
179	U.S. 10 Year Note (CBT)	6/18/24	19,886,726	19,832,642	(54,084)
17	U.S. 10 Year Ultra Bond (CBT)	6/18/24	1,945,216	1,948,359	3,143
242	U.S. Long Bond (CBT)	6/18/24	28,802,421	29,145,875	343,454
826	U.S. Ultra Bond (CBT)	6/18/24	105,243,985	106,554,000	1,310,015
			$1,065,581,369	$1,069,291,400	$3,710,031
Number of Contracts Short	Description	Expiration Date	Notional Amount	Market Value	Unrealized (Depreciation)
650	Euro-Bund	6/6/24	$ (92,690,300)	$ (93,533,058)	$ (842,758)
TOTAL FUTURES CONTRACTS			$972,891,069	$975,758,342	$2,867,273
SWAP CONTRACTS
CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
290,337,300	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$ (2,523,684)	$(19,437,942)	$(21,961,626)
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2479

Schedule of Investments  |  3/31/24
(unaudited) (continued)
Notional Amount ($)(1)	Reference Obligation/Index	Pay/ Receive(2)	Annual Fixed Rate	Expiration Date	Premiums (Received)	Unrealized (Depreciation)	Market Value
29,670,300	Markit CDX North America High Yield Index Series 41	Pay	5.00%	12/20/28	$ (2,010,261)	$ (234,053)	$ (2,244,314)
161,650,000	Markit CDX North America High Yield Index Series 42	Pay	5.00%	6/20/29	(11,689,103)	(232,340)	(11,921,443)
TOTAL CENTRALLY CLEARED CREDIT DEFAULT SWAP CONTRACTS – BUY PROTECTION					$ (16,223,048)	$ (19,904,335)	$ (36,127,383)

(1)	Pays quarterly.
(2)	The notional amount is the maximum amount that a seller of credit protection would be obligated to pay upon occurrence of a credit event.
Principal amounts are denominated in U.S. dollars (“USD”) unless otherwise noted.
AUD	— Australia Dollar
BRL	— Brazil Real
CAD	— Canada Dollar
COP	— Colombia Peso
EGP	— Egypt Pound
EUR	— Euro
GBP	— Great British Pound
IDR	— Indonesian Rupiah
INR	— Indian Rupee
KZT	— Kazakhstan Tenge
MXN	— Mexican Peso
SEK	— Sweden Krona
TRY	— Turkish Lira
USD	— United States Dollar
UYU	— Uruguay Peso
UZS	— Uzbekistan Som
Purchases and sales of securities (excluding short-term investments) for the six months ended March 31, 2024 were as follows:
	Purchases	Sales
Long-Term U.S. Government Securities	$ 25,992,891	$143,407,772
Other Long-Term Securities	$716,446,337	$726,101,331
The accompanying notes are an integral part of these financial statements.
80Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

At March 31, 2024, the net unrealized depreciation on investments based on cost for federal tax purposes of $3,586,132,748 was as follows:
Aggregate gross unrealized appreciation for all investments in which there is an excess of value over tax cost	$ 68,592,926
Aggregate gross unrealized depreciation for all investments in which there is an excess of tax cost over value	(339,874,013)
Net unrealized depreciation	$(271,281,087)
Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels below.
Level 1	–	unadjusted quoted prices in active markets for identical securities.
Level 2	–	other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.). See Notes to Financial Statements — Note 1A.
Level 3	–	significant unobservable inputs (including the Adviser’s own assumptions in determining fair value of investments). See Notes to Financial Statements — Note 1A.
The following is a summary of the inputs used as of March 31, 2024 in valuing the Fund’s investments:
	Level 1	Level 2	Level 3	Total
Senior Secured Floating Rate Loan Interests	$ —	$ 15,152,504	$ —	$ 15,152,504
Common Stocks
Automobile Components	—	956,540	—	956,540
Communications Equipment	—	—	152,526	152,526
Paper & Forest Products	—	—	—*	—*
Passenger Airlines	—	1,784,811	—	1,784,811
All Other Common Stocks	2,724	—	—	2,724
Asset Backed Securities	—	279,566,101	693,750	280,259,851
Collateralized Mortgage Obligations	—	374,681,751	—	374,681,751
Commercial Mortgage-Backed Securities	—	195,249,967	—*	195,249,967
Convertible Corporate Bonds	—	18,801,011	—	18,801,011
Corporate Bonds
Pharmaceuticals	—	—	—*	—*
All Other Corporate Bonds	—	1,175,114,648	—	1,175,114,648
Insurance-Linked Securities
Collateralized Reinsurance
Earthquakes – California	—	—	1,812,375	1,812,375
Multiperil – Massachusetts	—	—	366,768	366,768
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2481

Schedule of Investments  |  3/31/24
(unaudited) (continued)
	Level 1	Level 2	Level 3	Total
Multiperil – U.S.	$ —	$ —	$12,996,648	$ 12,996,648
Multiperil – Worldwide	—	—	2,223,139	2,223,139
Windstorm – Florida	—	—	220	220
Windstorm – North Carolina	—	—	200	200
Windstorm – U.S. Multistate	—	—	26,028	26,028
Windstorm – U.S. Regional	—	—	—*	—*
Reinsurance Sidecars
Multiperil – U.S.	—	—	56,400	56,400
Multiperil – Worldwide	—	—	51,168,710	51,168,710
All Other Insurance-Linked Securities	—	61,848,793	—	61,848,793
Foreign Government Bonds	—	114,457,534	—	114,457,534
U.S. Government and Agency Obligations	—	1,091,278,622	—	1,091,278,622
Repurchase Agreements	—	45,000,000	—	45,000,000
Foreign Treasury Obligations	—	11,158,302	—	11,158,302
Over The Counter (OTC) Currency Put Option Purchased	—	1,904,890	—	1,904,890
Total Investments in Securities	$ 2,724	$ 3,386,955,474	$ 69,496,764	$ 3,456,454,962
Liabilities
TBA Sales Commitments	$ —	$ (122,391,346)	$ —	$ (122,391,346)
Total Liabilities	$ —	$ (122,391,346)	$ —	$ (122,391,346)
Other Financial Instruments
Over The Counter (OTC) Currency Put Option Written	$ —	$ (952,445)	$ —	$ (952,445)
Net unrealized depreciation on forward foreign currency exchange contracts	—	(1,222,448)	—	(1,222,448)
Net unrealized appreciation on futures contracts	2,867,273	—	—	2,867,273
Centrally cleared swap contracts	—	(19,904,335)	—	(19,904,335)
Total Other Financial Instruments	$ 2,867,273	$ (22,079,228)	$ —	$ (19,211,955)
*	Securities valued at $0.
The accompanying notes are an integral part of these financial statements.
82Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

The following is a reconciliation of assets valued using significant unobservable inputs (Level 3):
	Common Stocks	Asset Backed Securities	Commercial Mortgage- Backed Securities	Corporate Bonds	Insurance- Linked Securities	Total
Balance as of 9/30/23	$ 1,654,768	$ —	$ —	$ —	$ 87,545,608	$ 89,200,376
Realized gain (loss)(1)	40,038	—	—	—	(1,150,118)	(1,110,080)
Changed in unrealized appreciation (depreciation)(2)	459,352	218,825	—	—	(2,848,428)	(2,170,251)
Purchases	39,522	—	—	—	34,741,648	34,781,170
Return of capital	—	57,737	—	—	(26,670,195)	(26,612,458)
Sales	(256,343)	—	—	—	(22,968,027)	(23,224,370)
Transfers in to Level 3*	—	417,188	—**	—**	—	417,188
Transfers out of Level 3*	(1,784,811)	—	—	—	—	(1,784,811)
Balance as of 3/31/24	$ 152,526	$693,750	$—**	$—**	$ 68,650,488	$ 69,496,764
(1)	Realized gain (loss) on these securities is included in the realized gain (loss) from investments on the Statement of Operations.
(2)	Unrealized appreciation (depreciation) on these securities is included in the change in unrealized appreciation (depreciation) from investments on the Statement of Operations.
*	Transfers are calculated on the beginning of period values. During the period ended March 31, 2024, three securities valued at $417,188 were transferred from Level 2 to Level 3 and a security valued at $0 was transferred from Level 1 to Level 3, due to valuing the securities using significant unobservable inputs; and two securities valued at $1,784,811 were transferred from Level 3 to Level 2, due to valuing the securities using observable inputs.
**	Securities valued at $0.
Net change in unrealized appreciation (depreciation) of Level 3 investments still held and considered Level 3 at March 31, 2024:	$217,759
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2483

Statement of Assets and Liabilities  |  3/31/24
(unaudited)
ASSETS:
Investments in unaffiliated issuers, at value (cost $3,679,836,910)	$3,456,454,962
Cash	23,502,573
Foreign currencies, at value (cost $8,299,212)	7,246,126
Forwards collateral	320,000
Futures collateral	23,296,273
Swaps collateral	57,953,377
Collateral due from broker for TBA Securities	429,927
Unrealized appreciation on forward foreign currency exchange contracts	621,174
Receivables —
Investment securities sold	216,874,200
Fund shares sold	5,838,146
Interest	33,237,506
Due from the Adviser	24,883
Other assets	109,208
Total assets	$3,825,908,355
LIABILITIES:
Payables —
Investment securities purchased	$ 390,366,199
Fund shares repurchased	6,079,247
Distributions	3,469,019
Trustees’ fees	4,554
Interest expense	605,000
Collateral due to broker for options	1,040,000
Variation margin for centrally cleared swap contracts	36,127,383
Variation margin for futures contracts	563,851
TBA sale commitments at value (net proceeds received $122,536,492)	122,391,346
Written options outstanding (net premiums received $3,061,858)	952,445
Unrealized depreciation on forward foreign currency exchange contracts	1,843,622
Reserve for repatriation taxes	147,993
Management fees	301,473
Administrative expenses	86,641
Distribution fees	34,917
Accrued expenses	900,284
Total liabilities	$ 564,913,974
NET ASSETS:
Paid-in capital	$3,841,823,618
Distributable earnings (loss)	(580,829,237)
Net assets	$ 3,260,994,381
NET ASSET VALUE PER SHARE:
No par value (unlimited number of shares authorized)
Class A (based on $562,445,168/59,789,385 shares)	$ 9.41
Class C (based on $44,784,697/4,869,384 shares)	$ 9.20
Class K (based on $488,711,140/51,848,182 shares)	$ 9.43
Class R (based on $55,466,384/5,789,179 shares)	$ 9.58
Class Y (based on $2,109,586,992/224,128,214 shares)	$ 9.41
MAXIMUM OFFERING PRICE PER SHARE:
Class A (based on $9.41 net asset value per share/100%-4.50% maximum sales charge)	$ 9.85
The accompanying notes are an integral part of these financial statements.
84Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Statement of Operations (unaudited)
FOR THE SIX MONTHS ENDED 3/31/24
INVESTMENT INCOME:
Interest from unaffiliated issuers (net of foreign taxes withheld $43,867)	$ 94,720,652
Dividends from unaffiliated issuers	10,038,184
Total Investment Income		$104,758,836
EXPENSES:
Management fees	$ 9,054,462
Administrative expenses	385,143
Transfer agent fees
Class A	573,403
Class C	21,864
Class K	1,397
Class R	65,596
Class Y	1,075,166
Distribution fees
Class A	707,642
Class C	239,748
Class R	138,954
Shareholder communications expense	123,244
Custodian fees	17,820
Registration fees	52,940
Professional fees	173,780
Printing expense	40,108
Pricing fees	267
Officers’ and Trustees’ fees	103,161
Insurance expense	29,813
Miscellaneous	182,661
Total expenses		$ 12,987,169
Less fees waived and expenses reimbursed by the Adviser		(712,682)
Net expenses		$ 12,274,487
Net investment income		$ 92,484,349
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS:
Net realized gain (loss) on:
Investments in unaffiliated issuers	$ (69,908,297)
TBA sale commitments	155,480
Forward foreign currency exchange contracts	(1,323,634)
Futures contracts	2,895,593
Swap contracts	(20,034,038)
Written options	740,168
Other assets and liabilities denominated in foreign currencies	(1,062,351)	$ (88,537,079)
Change in net unrealized appreciation (depreciation) on:
Investments in unaffiliated issuers (net of foreign capital gains tax of $70,093)	$236,720,458
TBA sale commitments	(480,909)
Forward foreign currency exchange contracts	2,130,050
Futures contracts	16,626,972
Swap contracts	(20,057,406)
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2485

Statement of Operations (unaudited) (continued)
FOR THE SIX MONTHS ENDED 3/31/24
Written options	1,409,117
Other assets and liabilities denominated in foreign currencies	349,360	236,697,642
Net realized and unrealized gain (loss) on investments		$ 148,160,563
Net increase in net assets resulting from operations		$ 240,644,912
The accompanying notes are an integral part of these financial statements.
86Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Statements of Changes in Net Assets
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23
FROM OPERATIONS:
Net investment income (loss)	$ 92,484,349	$ 180,340,461
Net realized gain (loss) on investments	(88,537,079)	(286,163,900)
Change in net unrealized appreciation (depreciation) on investments	236,697,642	191,112,341
Net increase in net assets resulting from operations	$ 240,644,912	$ 85,288,902
DISTRIBUTIONS TO SHAREHOLDERS:
Class A ($0.18 and $0.32 per share, respectively)	$ (11,217,910)	$ (21,269,022)
Class C ($0.15 and $0.25 per share, respectively)	(794,571)	(1,689,172)
Class K ($0.20 and $0.36 per share, respectively)	(10,028,660)	(16,058,936)
Class R ($0.17 and $0.29 per share, respectively)	(1,022,405)	(1,858,632)
Class Y ($0.20 and $0.35 per share, respectively)	(45,194,947)	(88,662,729)
Total distributions to shareholders	$ (68,258,493)	$ (129,538,491)
FROM FUND SHARE TRANSACTIONS:
Net proceeds from sales of shares	$ 429,039,361	$ 962,289,133
Reinvestment of distributions	54,463,564	106,228,240
Cost of shares repurchased	(596,504,153)	(1,578,816,672)
Net decrease in net assets resulting from Fund share transactions	$ (113,001,228)	$ (510,299,299)
Net increase (decrease) in net assets	$ 59,385,191	$ (554,548,888)
NET ASSETS:
Beginning of period	$3,201,609,190	$ 3,756,158,078
End of period	$ 3,260,994,381	$ 3,201,609,190
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2487

Statements of Changes in Net Assets (continued)
	Six Months Ended 3/31/24 Shares (unaudited)	Six Months Ended 3/31/24 Amount (unaudited)	Year Ended 9/30/23 Shares	Year Ended 9/30/23 Amount
Class A
Shares sold	3,904,428	$ 35,954,556	8,071,059	$ 74,018,157
Reinvestment of distributions	998,158	9,220,145	1,930,360	17,700,464
Less shares repurchased	(9,064,429)	(83,174,691)	(16,472,728)	(151,099,390)
Net decrease	(4,161,843)	$ (37,999,990)	(6,471,309)	$ (59,380,769)
Class C
Shares sold	265,761	$ 2,412,632	618,970	$ 5,544,184
Reinvestment of distributions	77,997	703,996	170,273	1,525,532
Less shares repurchased	(1,262,575)	(11,362,175)	(3,262,213)	(29,204,573)
Net decrease	(918,817)	$ (8,245,547)	(2,472,970)	$ (22,134,857)
Class K
Shares sold	9,445,319	$ 88,344,372	13,002,141	$ 119,652,979
Reinvestment of distributions	939,676	8,700,738	1,615,746	14,843,933
Less shares repurchased	(6,384,406)	(58,574,703)	(11,224,354)	(103,321,780)
Net increase	4,000,589	$ 38,470,407	3,393,533	$ 31,175,132
Class R
Shares sold	509,896	$ 4,797,959	959,813	$ 8,969,688
Reinvestment of distributions	106,993	1,006,764	198,124	1,849,181
Less shares repurchased	(869,051)	(8,165,104)	(1,914,330)	(17,931,749)
Net decrease	(252,162)	$ (2,360,381)	(756,393)	$ (7,112,880)
Class Y
Shares sold	32,230,253	$ 297,529,842	82,071,830	$ 754,104,125
Reinvestment of distributions	3,769,022	34,831,921	7,668,208	70,309,130
Less shares repurchased	(47,517,282)	(435,227,480)	(139,150,192)	(1,277,259,180)
Net decrease	(11,518,007)	$(102,865,717)	(49,410,154)	$ (452,845,925)
The accompanying notes are an integral part of these financial statements.
88Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

Financial Highlights
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19
Class A
Net asset value, beginning of period	$ 8.91	$ 9.05	$ 11.38	$ 10.91	$ 10.89	$ 10.42
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.25	$ 0.45	$ 0.35	$ 0.35	$ 0.38	$ 0.36
Net realized and unrealized gain (loss) on investments	0.43	(0.27)	(1.86)	0.52	(0.02)	0.42
Net increase (decrease) from investment operations	$ 0.68	$ 0.18	$ (1.51)	$ 0.87	$ 0.36	$ 0.78
Distributions to shareholders:
Net investment income	$ (0.18)	$ (0.32)	$ (0.12)	$ (0.40)	$ (0.34)	$ (0.27)
Net realized gain	—	—	(0.53)	—	—	—
Tax return of capital	—	—	(0.17)	—	—	(0.04)
Total distributions	$ (0.18)	$ (0.32)	$ (0.82)	$ (0.40)	$ (0.34)	$ (0.31)
Net increase (decrease) in net asset value	$ 0.50	$ (0.14)	$ (2.33)	$ 0.47	$ 0.02	$ 0.47
Net asset value, end of period	$ 9.41	$ 8.91	$ 9.05	$ 11.38	$ 10.91	$ 10.89
Total return (b)	7.71%(c)	1.91%(d)	(14.12)%	8.04%	3.44%	7.64%
Ratio of net expenses to average net assets	1.06%(e)	1.06%	1.01%	1.06%	1.06%	1.10%
Ratio of net investment income (loss) to average net assets	5.49%(e)	4.91%	3.44%	3.12%	3.59%	3.39%
Portfolio turnover rate	25%(c)	51%	56%	67%	69%	53%
Net assets, end of period (in thousands)	$562,445	$569,497	$637,356	$855,856	$799,974	$803,174
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.09%(e)	1.10%	1.03%	1.06%	1.06%	1.10%
Net investment income (loss) to average net assets	5.46%(e)	4.87%	3.42%	3.12%	3.59%	3.39%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended September 30, 2023, the Fund's total return includes a reimbursement by the Adviser. The impact on Class A's total return was 0.11%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2489

Financial Highlights  (continued)
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19
Class C
Net asset value, beginning of period	$ 8.71	$ 8.85	$ 11.14	$ 10.67	$ 10.66	$ 10.20
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.22	$ 0.38	$ 0.28	$ 0.27	$ 0.30	$ 0.28
Net realized and unrealized gain (loss) on investments	0.42	(0.27)	(1.82)	0.51	(0.02)	0.42
Net increase (decrease) from investment operations	$ 0.64	$ 0.11	$ (1.54)	$ 0.78	$ 0.28	$ 0.70
Distributions to shareholders:
Net investment income	$ (0.15)	$ (0.25)	$ (0.05)	$ (0.31)	$ (0.27)	$ (0.20)
Net realized gain	—	—	(0.53)	—	—	—
Tax return of capital	—	—	(0.17)	—	—	(0.04)
Total distributions	$ (0.15)	$ (0.25)	$ (0.75)	$ (0.31)	$ (0.27)	$ (0.24)
Net increase (decrease) in net asset value	$ 0.49	$ (0.14)	$ (2.29)	$ 0.47	$ 0.01	$ 0.46
Net asset value, end of period	$ 9.20	$ 8.71	$ 8.85	$ 11.14	$ 10.67	$ 10.66
Total return (b)	7.38%(c)	1.21%(d)	(14.69)%	7.37%	2.67%	6.96%
Ratio of net expenses to average net assets	1.70%(e)	1.70%	1.66%	1.73%	1.73%	1.74%
Ratio of net investment income (loss) to average net assets	4.83%(e)	4.28%	2.77%	2.49%	2.89%	2.75%
Portfolio turnover rate	25%(c)	51%	56%	67%	69%	53%
Net assets, end of period (in thousands)	$44,785	$50,394	$73,112	$112,804	$185,623	$311,801
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.73%(e)	1.74%	1.68%	1.73%	1.73%	1.74%
Net investment income (loss) to average net assets	4.80%(e)	4.24%	2.75%	2.49%	2.89%	2.75%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions, the complete redemption of the investment at net asset value at the end of each period and no sales charges. Total return would be reduced if sales charges were taken into account.
(c)	Not annualized.
(d)	For the year ended September 30, 2023, the Fund's total return includes a reimbursement by the Adviser. The impact on Class C's total return was 0.11%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
90Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19
Class K
Net asset value, beginning of period	$ 8.92	$ 9.07	$ 11.40	$ 10.92	$ 10.92	$ 10.44
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.28	$ 0.49	$ 0.40	$ 0.40	$ 0.43	$ 0.41
Net realized and unrealized gain (loss) on investments	0.43	(0.28)	(1.87)	0.53	(0.04)	0.43
Net increase (decrease) from investment operations	$ 0.71	$ 0.21	$ (1.47)	$ 0.93	$ 0.39	$ 0.84
Distributions to shareholders:
Net investment income	$ (0.20)	$ (0.36)	$ (0.16)	$ (0.45)	$ (0.39)	$ (0.32)
Net realized gain	—	—	(0.53)	—	—	—
Tax return of capital	—	—	(0.17)	—	—	(0.04)
Total distributions	$ (0.20)	$ (0.36)	$ (0.86)	$ (0.45)	$ (0.39)	$ (0.36)
Net increase (decrease) in net asset value	$ 0.51	$ (0.15)	$ (2.33)	$ 0.48	$ —	$ 0.48
Net asset value, end of period	$ 9.43	$ 8.92	$ 9.07	$ 11.40	$ 10.92	$ 10.92
Total return (b)	8.07%(c)	2.28%(d)	(13.73)%	8.58%	3.73%	8.19%
Ratio of net expenses to average net assets	0.59%(e)	0.59%	0.59%	0.63%	0.62%	0.63%
Ratio of net investment income (loss) to average net assets	5.97%(e)	5.38%	3.88%	3.55%	4.02%	3.86%
Portfolio turnover rate	25%(c)	51%	56%	67%	69%	53%
Net assets, end of period (in thousands)	$488,711	$426,933	$403,112	$465,149	$414,610	$402,042
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.63%(e)	0.64%	0.61%	0.63%	0.62%	0.63%
Net investment income (loss) to average net assets	5.93%(e)	5.33%	3.86%	3.55%	4.02%	3.86%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended September 30, 2023, the Fund's total return includes a reimbursement by the Adviser. The impact on Class K's total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2491

Financial Highlights  (continued)
	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19
Class R
Net asset value, beginning of period	$ 9.07	$ 9.21	$ 11.58	$ 11.09	$ 11.08	$ 10.59
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.24	$ 0.43	$ 0.32	$ 0.33	$ 0.35	$ 0.33
Net realized and unrealized gain (loss) on investments	0.44	(0.28)	(1.90)	0.52	(0.03)	0.44
Net increase (decrease) from investment operations	$ 0.68	$ 0.15	$ (1.58)	$ 0.85	$ 0.32	$ 0.77
Distributions to shareholders:
Net investment income	$ (0.17)	$ (0.29)	$ (0.09)	$ (0.36)	$ (0.31)	$ (0.24)
Net realized gain	—	—	(0.53)	—	—	—
Tax return of capital	—	—	(0.17)	—	—	(0.04)
Total distributions	$ (0.17)	$ (0.29)	$ (0.79)	$ (0.36)	$ (0.31)	$ (0.28)
Net increase (decrease) in net asset value	$ 0.51	$ (0.14)	$ (2.37)	$ 0.49	$ 0.01	$ 0.49
Net asset value, end of period	$ 9.58	$ 9.07	$ 9.21	$ 11.58	$ 11.09	$ 11.08
Total return (b)	7.57%(c)	1.60%(d)	(14.46)%	7.77%	3.03%	7.43%
Ratio of net expenses to average net assets	1.33%(e)	1.35%	1.34%	1.37%	1.40%	1.39%
Ratio of net investment income (loss) to average net assets	5.21%(e)	4.62%	3.09%	2.83%	3.23%	3.10%
Portfolio turnover rate	25%(c)	51%	56%	67%	69%	53%
Net assets, end of period (in thousands)	$55,466	$54,791	$62,624	$94,136	$103,585	$131,214
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	1.37%(e)	1.39%	1.36%	1.37%	1.40%	1.39%
Net investment income (loss) to average net assets	5.17%(e)	4.58%	3.07%	2.83%	3.23%	3.10%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended September 30, 2023, the Fund's total return includes a reimbursement by the Adviser. The impact on Class R's total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
92Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

	Six Months Ended 3/31/24 (unaudited)	Year Ended 9/30/23	Year Ended 9/30/22	Year Ended 9/30/21	Year Ended 9/30/20	Year Ended 9/30/19
Class Y
Net asset value, beginning of period	$ 8.91	$ 9.05	$ 11.38	$ 10.91	$ 10.90	$ 10.42
Increase (decrease) from investment operations:
Net investment income (loss) (a)	$ 0.27	$ 0.48	$ 0.39	$ 0.39	$ 0.42	$ 0.40
Net realized and unrealized gain (loss) on investments	0.43	(0.27)	(1.87)	0.51	(0.03)	0.42
Net increase (decrease) from investment operations	$ 0.70	$ 0.21	$ (1.48)	$ 0.90	$ 0.39	$ 0.82
Distributions to shareholders:
Net investment income	$ (0.20)	$ (0.35)	$ (0.15)	$ (0.43)	$ (0.38)	$ (0.30)
Net realized gain	—	—	(0.53)	—	—	—
Tax return of capital	—	—	(0.17)	—	—	(0.04)
Total distributions	$ (0.20)	$ (0.35)	$ (0.85)	$ (0.43)	$ (0.38)	$ (0.34)
Net increase (decrease) in net asset value	$ 0.50	$ (0.14)	$ (2.33)	$ 0.47	$ 0.01	$ 0.48
Net asset value, end of period	$ 9.41	$ 8.91	$ 9.05	$ 11.38	$ 10.91	$ 10.90
Total return (b)	7.91%(c)	2.28%(d)	(13.85)%	8.37%	3.71%	8.09%
Ratio of net expenses to average net assets	0.69%(e)	0.69%	0.69%	0.74%	0.74%	0.73%
Ratio of net investment income (loss) to average net assets	5.85%(e)	5.28%	3.77%	3.44%	3.91%	3.75%
Portfolio turnover rate	25%(c)	51%	56%	67%	69%	53%
Net assets, end of period (in thousands)	$2,109,587	$2,099,995	$2,579,954	$3,204,878	$2,896,168	$3,010,817
Ratios with no waiver of fees and assumption of expenses by the Adviser and no reduction for fees paid indirectly:
Total expenses to average net assets	0.74%(e)	0.74%	0.71%	0.74%	0.74%	0.73%
Net investment income (loss) to average net assets	5.80%(e)	5.23%	3.75%	3.44%	3.91%	3.75%
(a)	The per-share data presented above is based on the average shares outstanding for the period presented.
(b)	Assumes initial investment at net asset value at the beginning of each period, reinvestment of all distributions and the complete redemption of the investment at net asset value at the end of each period.
(c)	Not annualized.
(d)	For the year ended September 30, 2023, the Fund's total return includes a reimbursement by the Adviser. The impact on Class Y's total return was less than 0.005%.
(e)	Annualized.
The accompanying notes are an integral part of these financial statements.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/2493

Notes to Financial Statements  |  3/31/24
(unaudited)
1. Organization and Signiﬁcant Accounting Policies
Pioneer Strategic Income Fund (the “Fund”) is one of five portfolios comprising Pioneer Series Trust XIV (formerly known as Pioneer Strategic Income Fund), a Delaware statutory trust. The Fund is registered under the Investment Company Act of 1940 (the "1940 Act") as a diversified, open-end management investment company. The investment objective of the Fund is to produce a high level of current income.
The Fund offers ﬁve classes of shares designated as Class A, Class C, Class K, Class R and Class Y shares. Each class of shares represents an interest in the same portfolio of investments of the Fund and has identical rights (based on relative net asset values) to assets and liquidation proceeds. Share classes can bear different rates of class-speciﬁc fees and expenses, such as transfer agent and distribution fees. Differences in class-speciﬁc fees and expenses will result in differences in net investment income and, therefore, the payment of different dividends from net investment income earned by each class. The Amended and Restated Declaration of Trust of the Trust gives the Board of Trustees the ﬂexibility to specify either per-share voting or dollar-weighted voting when submitting matters for shareholder approval. Under per-share voting, each share of a class of the Fund is entitled to one vote. Under dollar-weighted voting, a shareholder’s voting power is determined not by the number of shares owned, but by the dollar value of the shares on the record date. Each share class has exclusive voting rights with respect to matters affecting only that class, including with respect to the distribution plan for that class. There is no distribution plan for Class K or Class Y shares.
Amundi Asset Management US, Inc., an indirect, wholly owned subsidiary of Amundi and Amundi’s wholly owned subsidiary, Amundi USA, Inc., serves as the Fund’s investment adviser (the “Adviser”). Amundi Distributor US, Inc., an afﬁliate of the Adviser, serves as the Fund’s distributor (the “Distributor”).
The Fund is required to comply with Rule 18f-4 under the 1940 Act, which governs the use of derivatives by registered investment companies. Rule 18f-4 permits funds to enter into derivatives transactions (as defined in Rule 18f-4) and certain other transactions notwithstanding the restrictions on the issuance of “senior securities” under Section 18 of the 1940 Act. In accordance with Rule 18f-4, the Fund has established and maintains a comprehensive derivatives risk management program, has
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appointed a derivatives risk manager and complies with a relative or absolute limit on fund leverage risk calculated based on value-at-risk ("VaR").
The Fund is an investment company and follows investment company accounting and reporting guidance under U.S. Generally Accepted Accounting Principles (“U.S. GAAP”). U.S. GAAP requires the management of the Fund to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the ﬁnancial statements, and the reported amounts of income, expenses and gain or loss on investments during the reporting period. Actual results could differ from those estimates.
The following is a summary of signiﬁcant accounting policies followed by the Fund in the preparation of its ﬁnancial statements:
A.	Security Valuation
The net asset value of the Fund is computed once daily, on each day the New York Stock Exchange (“NYSE”) is open, as of the close of regular trading on the NYSE.
Fixed income securities are valued by using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument. A pricing matrix is a means of valuing a debt security on the basis of current market prices for other debt securities, historical trading patterns in the market for fixed income securities and/or other factors. Non-U.S. debt securities that are listed on an exchange will be valued at the bid price obtained from an independent third party pricing service. When independent third party pricing services are unable to supply prices, or when prices or market quotations are considered to be unreliable, the value of that security may be determined using quotations from one or more broker-dealers.
Loan interests are valued at the mean between the last available bid and asked prices from one or more brokers or dealers as obtained from Loan Pricing Corporation, an independent third party pricing service. If price information is not available from Loan Pricing Corporation, or if the price information is deemed to be unreliable, price information will be obtained from an alternative loan interest pricing service. If no reliable price quotes are available from either the primary or alternative pricing service, broker quotes will be solicited.
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Event-linked bonds are valued at the bid price obtained from an independent third party pricing service. Other insurance-linked securities (including reinsurance sidecars, collateralized reinsurance and industry loss warranties) may be valued at the bid price obtained from an independent pricing service, or through a third party using a pricing matrix, insurance industry valuation models, or other fair value methods or techniques to provide an estimated value of the instrument.
Equity securities that have traded on an exchange are valued by using the last sale price on the principal exchange where they are traded. Equity securities that have not traded on the date of valuation, or securities for which sale prices are not available, generally are valued using the mean between the last bid and asked prices or, if both last bid and asked prices are not available, at the last quoted bid price. Last sale and bid and asked prices are provided by independent third party pricing services. In the case of equity securities not traded on an exchange, prices are typically determined by independent third party pricing services using a variety of techniques and methods.
The value of foreign securities is translated into U.S. dollars based on foreign currency exchange rate quotations supplied by a third party pricing source. Trading in non-U.S. equity securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund’s shares are determined as of such times. The Adviser may use a fair value model developed by an independent pricing service to value non-U.S. equity securities.
Options contracts are generally valued at the mean between the last bid and ask prices on the principal exchange where they are traded. Over-the-counter (“OTC”) options and options on swaps (“swaptions”) are valued using prices supplied by independent pricing services, which consider such factors as market prices, market events, quotations from one or more brokers, Treasury spreads, yields, maturities and ratings, or may use a pricing matrix or other fair value methods or techniques to provide an estimated value of the security or instrument.
Forward foreign currency exchange contracts are valued daily using the foreign exchange rate or, for longer term forward contract positions, the spot currency rate and the forward points on a daily basis, in each case provided by a third party pricing service. Contracts whose forward settlement date falls between two quoted days are valued by interpolation.
Futures contracts are generally valued at the closing settlement price established by the exchange on which they are traded.
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Swap contracts, including interest rate swaps, caps and floors (other than centrally cleared swap contracts), are valued at the dealer quotations obtained from reputable International Swap Dealers Association members. Centrally cleared swaps are valued at the daily settlement price provided by the central clearing counterparty.
Shares of open-end registered investment companies (including money market mutual funds) are valued at such funds’ net asset value.
Securities or loan interests for which independent pricing services or broker-dealers are unable to supply prices or for which market prices and/or quotations are not readily available or are considered to be unreliable are valued by a fair valuation team comprised of certain personnel of the Adviser. The Adviser is designated as the valuation designee for the Fund pursuant to Rule 2a-5 under the 1940 Act. The Adviser’s fair valuation team is responsible for monitoring developments that may impact fair valued securities.
Inputs used when applying fair value methods to value a security may include credit ratings, the financial condition of the company, current market conditions and comparable securities. The Adviser may use fair value methods if it is determined that a significant event has occurred after the close of the exchange or market on which the security trades and prior to the determination of the Fund’s net asset value. Examples of a significant event might include political or economic news, corporate restructurings, natural disasters, terrorist activity or trading halts. Thus, the valuation of the Fund’s securities may differ significantly from exchange prices, and such differences could be material.
Repurchase agreements are valued at par. Cash may include overnight time deposits at approved financial institutions.
B.	Investment Income and Transactions
Dividend income is recorded on the ex-dividend date, except that certain dividends from foreign securities where the ex-dividend date may have passed are recorded as soon as the Fund becomes aware of the ex-dividend data in the exercise of reasonable diligence.
Interest income, including interest on income-bearing cash accounts, is recorded on the accrual basis. Dividend and interest income are reported net of unrecoverable foreign taxes withheld at the applicable country rates and net of income accrued on defaulted securities.
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Interest and dividend income payable by delivery of additional shares is reclassified as PIK (payment-in-kind) income upon receipt and is included in interest and dividend income, respectively.
Principal amounts of mortgage-backed securities are adjusted for monthly paydowns. Premiums and discounts related to certain mortgage-backed securities are amortized or accreted in proportion to the monthly paydowns. All discounts/premiums on purchase prices of debt securities are accreted/amortized for financial reporting purposes over the life of the respective securities, and such accretion/amortization is included in interest income.
Security transactions are recorded as of trade date. Gains and losses on sales of investments are calculated on the identified cost method for both financial reporting and federal income tax purposes.
C.	Foreign Currency Translation
The books and records of the Fund are maintained in U.S. dollars. Amounts denominated in foreign currencies are translated into U.S. dollars using current exchange rates.
Net realized gains and losses on foreign currency transactions, if any, represent, among other things, the net realized gains and losses on foreign currency exchange contracts, disposition of foreign currencies and the difference between the amount of income accrued and the U.S. dollars actually received. Further, the effects of changes in foreign currency exchange rates on investments are not segregated on the Statement of Operations from the effects of changes in the market prices of those securities, but are included with the net realized and unrealized gain or loss on investments.
D.	Federal Income Taxes
It is the Fund’s policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its net taxable income and net realized capital gains, if any, to its shareholders. Therefore, no provision for federal income taxes is required. As of March 31, 2024, the Fund did not accrue any interest or penalties with respect to uncertain tax positions, which, if applicable, would be recorded as an income tax expense on the Statement of Operations. Tax returns filed within the prior three years remain subject to examination by federal and state tax authorities.
In determining the daily net asset value, the Fund estimates the reserve for such taxes, if any, associated with investments in certain countries. The estimated reserve for the capital gains is based on the net unrealized
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appreciation on certain portfolio securities, the holding period of such securities and the related tax rates, tax loss carryforward (if applicable) and other such factors. As of March 31, 2024, the Fund had accrued $147,993 in reserve for repatriation taxes related to capital gains.
The amount and character of income and capital gain distributions to shareholders are determined in accordance with federal income tax rules, which may differ from U.S. GAAP. Distributions in excess of net investment income or net realized gains are temporary over distributions for financial statement purposes resulting from differences in the recognition or classification of income or distributions for financial statement and tax purposes. Capital accounts within the financial statements are adjusted for permanent book/tax differences to reflect tax character, but are not adjusted for temporary differences.
A portion of the dividend income recorded by the Fund is from distributions by publicly traded real estate investment trusts (“REITs”), and such distributions for tax purposes may also consist of capital gains and return of capital. The actual return of capital and capital gains portions of such distributions will be determined by formal notifications from the REITs subsequent to the calendar year-end. Distributions received from the REITs that are determined to be a return of capital are recorded by the Fund as a reduction of the cost basis of the securities held and those determined to be capital gain are reflected as such on the Statement of Operations.
The tax character of current year distributions payable will be determined at the end of the current taxable year. The tax character of distributions paid during the year ended September 30, 2023 was as follows:
2023
Distributions paid from:
Ordinary income	$129,538,491
Total	$129,538,491
The following shows the components of distributable earnings (losses) on a federal income tax basis at September 30, 2023:
2023
Distributable earnings/(losses):
Undistributed ordinary income	$ 5,293,645
Capital loss carryforward	(288,004,798)
Current year dividend payable	(2,461,964)
Net unrealized depreciation	(468,042,539)
Total	$(753,215,656)
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The difference between book-basis and tax-basis net unrealized depreciation is attributable to the tax deferral of losses on wash sales, realization for tax purposes of unrealized gains on investments in passive foreign investment companies, the book/tax differences in the adjustments relating to insurance-linked securities, the tax treatment of premium and amortization, accrual of income on securities in default, and the mark to market of futures contracts and swaps.
E.	Fund Shares
The Fund records sales and repurchases of its shares as of trade date. The Distributor earned $9,137 in underwriting commissions on the sale of Class A shares during the six months ended March 31, 2024.
F.	Class Allocations
Income, common expenses and realized and unrealized gains and losses are calculated at the Fund level and allocated daily to each class of shares based on its respective percentage of adjusted net assets at the beginning of the day.
Distribution fees are calculated based on the average daily net asset value attributable to Class A, Class C and Class R shares of the Fund, respectively (see Note 5). Class K and Class Y shares do not pay distribution fees. All expenses and fees paid to the Fund’s transfer agent for its services are allocated among the classes of shares based on the number of accounts in each class and the ratable allocation of related out-of-pocket expenses (see Note 4).
The Fund declares as daily dividends substantially all of its net investment income. All dividends are paid on a monthly basis. Short-term capital gain distributions, if any, may be declared with the daily dividends. Distributions to shareholders are recorded as of the ex-dividend date. Distributions paid by the Fund with respect to each class of shares are calculated in the same manner and at the same time, except that net investment income dividends to Class A, Class C, Class K, Class R and Class Y shares can reflect different transfer agent and distribution expense rates.
G.	Risks
The value of securities held by the Fund may go up or down, sometimes rapidly or unpredictably, due to general market conditions, such as real or perceived adverse economic, political or regulatory conditions, recessions, the spread of infectious illness or other public health issues, inflation, changes in interest rates, armed conflict such as between
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Russia and Ukraine or in the Middle East, sanctions against Russia, other nations or individuals or companies and possible countermeasures, lack of liquidity in the bond markets or adverse investor sentiment. In the past several years, financial markets have experienced increased volatility, depressed valuations, decreased liquidity and heightened uncertainty. These conditions may continue, recur, worsen or spread. Inflation and interest rates have increased and may rise further. These circumstances could adversely affect the value and liquidity of the Fund’s investments and negatively impact the Fund’s performance.
The long-term impact of the COVID-19 pandemic and its subsequent variants on economies, markets, industries and individual issuers, are not known. Some sectors of the economy and individual issuers have experienced or may experience particularly large losses. Periods of extreme volatility in the financial markets, reduced liquidity of many instruments, increased government debt, inflation, and disruptions to supply chains, consumer demand and employee availability, may continue for some time. Following Russia’s invasion of Ukraine, Russian securities lost all, or nearly all, their market value. Other securities or markets could be similarly affected by past or future political, geopolitical or other events or conditions.
Governments and central banks, including the U.S. Federal Reserve, have taken extraordinary and unprecedented actions to support local and global economies and the financial markets. These actions have resulted in significant expansion of public debt, including in the U.S. The consequences of high public debt, including its future impact on the economy and securities markets, may not be known for some time.
The U.S. and other countries are periodically involved in disputes over trade and other matters, which may result in tariffs, investment restrictions and adverse impacts on affected companies and securities. For example, the U.S. has imposed tariffs and other trade barriers on Chinese exports, has restricted sales of certain categories of goods to China, and has established barriers to investments in China. Trade disputes may adversely affect the economies of the U.S. and its trading partners, as well as companies directly or indirectly affected and financial markets generally. If the political climate between the U.S. and China does not improve or continues to deteriorate, if China were to attempt unification of Taiwan by force, or if other geopolitical conflicts develop or get worse, economies, markets and individual securities may be severely affected both regionally and globally, and the value of the Fund’s assets may go down.
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At times, the Fund’s investments may represent industries or industry sectors that are interrelated or have common risks, making the Fund more susceptible to any economic, political, or regulatory developments or other risks affecting those industries and sectors.
The Fund may invest in mortgage-related and asset-backed securities. The value of mortgage-related and asset-backed securities will be influenced by factors affecting the assets underlying such securities. As a result, during periods of declining asset value, difficult or frozen credit markets, swings in interest rates, or deteriorating economic conditions, mortgage-related and asset-backed securities may decline in value, face valuation difficulties, become more volatile and/or become illiquid. Mortgage-backed securities tend to be more sensitive to changes in interest rate than other types of debt securities. These securities are also subject to prepayment and extension risks. Some of these securities may receive little or no collateral protection from the underlying assets and are thus subject to the risk of default. The risk of such defaults is generally higher in the case of mortgage-backed investments offered by non-governmental issuers and those that include so-called “sub-prime” mortgages. The structure of some of these securities may be complex and there may be less available information than for other types of debt securities. Upon the occurrence of certain triggering events or defaults, the Fund may become the holder of underlying assets at a time when those assets may be difficult to sell or may be sold only at a loss.
The Fund may invest in credit risk transfer securities. Credit risk transfer securities are unguaranteed and unsecured debt securities issued by government sponsored enterprises and therefore are not directly linked to or backed by the underlying mortgage loans. As a result, in the event that a government sponsored enterprise fails to pay principal or interest on its credit risk transfer securities or goes through a bankruptcy, insolvency or similar proceeding, holders of such credit risk transfer securities have no direct recourse to the underlying mortgage loans and will generally receive recovery on par with other unsecured note holders in such a scenario. The risks associated with an investment in credit risk transfer securities are different than the risks associated with an investment in mortgage-backed securities issued by Fannie Mae and Freddie Mac, or other government sponsored enterprise or issued by a private issuer, because some or all of the mortgage default or credit risk associated with the underlying mortgage loans is transferred to investors. As a result, investors in these securities could lose some or all of their investment in these securities if the underlying mortgage loans default.
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The Fund invests in below-investment-grade (high-yield) debt securities and preferred stocks. Some of these high-yield securities may be convertible into equity securities of the issuer. Debt securities rated below-investment-grade are commonly referred to as “junk bonds” and are considered speculative with respect to the issuer’s capacity to pay interest and repay principal. These securities involve greater risk of loss, are subject to greater price volatility, and may be less liquid and more difficult to value, especially during periods of economic uncertainty or change, than higher rated debt securities.
The market prices of the Fund’s fixed income securities may fluctuate significantly when interest rates change. The value of your investment will generally go down when interest rates rise. A rise in rates tends to have a greater impact on the prices of longer term or duration securities. For example, if interest rates increase by 1%, the value of a Fund’s portfolio with a portfolio duration of ten years would be expected to decrease by 10%, all other things being equal. In recent years interest rates and credit spreads in the U.S. have been at historic lows. The U.S. Federal Reserve has raised certain interest rates, and interest rates may continue to go up. A general rise in interest rates could adversely affect the price and liquidity of fixed income securities. The maturity of a security may be significantly longer than its effective duration. A security’s maturity and other features may be more relevant than its effective duration in determining the security’s sensitivity to other factors affecting the issuer or markets generally, such as changes in credit quality or in the yield premium that the market may establish for certain types of securities (sometimes called “credit spread”). In general, the longer its maturity the more a security may be susceptible to these factors. When the credit spread for a fixed income security goes up, or “widens”, the value of the security will generally go down.
If an issuer or guarantor of a security held by the Fund or a counterparty to a financial contract with the Fund defaults on its obligation to pay principal and/or interest, has its credit rating downgraded or is perceived to be less creditworthy, or the credit quality or value of any underlying assets declines, the value of your investment will typically decline. Changes in actual or perceived creditworthiness may occur quickly. The Fund could be delayed or hindered in its enforcement of rights against an issuer, guarantor or counterparty.
The Fund’s investments in foreign markets and countries with limited developing markets may subject the Fund to a greater degree of risk than investments in a developed market. These risks include disruptive political or economic conditions, military conflicts and sanctions, terrorism, sustained economic downturns, financial instability, less
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liquid trading markets, extreme price volatility, currency risks, reduction of government or central bank support, inadequate accounting standards, tariffs, tax disputes or other tax burdens, nationalization or expropriation of assets and the imposition of adverse governmental laws, arbitrary application of laws and regulations or lack of rule of law and investment and repatriation restrictions. Lack of information and less market regulation also may affect the value of these securities. Withholding and other non-U.S. taxes may decrease the Fund’s return. Non-U.S. issuers may be located in parts of the world that have historically been prone to natural disasters. Investing in depositary receipts is subject to many of the same risks as investing directly in non-U.S. issuers. Depositary receipts may involve higher expenses and may trade at a discount (or premium) to the underlying security.
Russia launched a large-scale invasion of Ukraine on February 24, 2022. In response to the military action by Russia, various countries, including the U.S., the United Kingdom, and European Union issued broad-ranging economic sanctions against Russia and Belarus and certain companies and individuals. Since then, Russian securities have lost all, or nearly all, their market value, and many other issuers, securities and markets have been adversely affected. The United States and other countries may impose sanctions on other countries, companies and individuals in light of Russia’s military invasion. The extent and duration of the military action or future escalation of such hostilities, the extent and impact of existing and future sanctions, market disruptions and volatility, and the result of any diplomatic negotiations cannot be predicted. These and any related events could have a significant impact on the value and liquidity of certain Fund investments, on Fund performance and the value of an investment in the Fund, particularly with respect to securities and commodities, such as oil, natural gas and food commodities, as well as other sectors with exposure to Russian issuers or issuers in other countries affected by the invasion, and are likely to have collateral impacts on market sectors globally.
The Fund’s investments, payment obligations and financing terms may be based on floating rates, such as LIBOR (London Interbank Offered Rate) or SOFR (Secured Overnight Financing Rate). ICE Benchmark Administration, the administrator of LIBOR, has ceased publication of most LIBOR settings on a representative basis. Actions by regulators have resulted in the establishment of alternative reference rates to LIBOR in most major currencies. In the U.S., a common benchmark replacement is based on the SOFR published by the Federal Reserve Bank of New York, including certain spread adjustments and benchmark replacement conforming changes, although other benchmark
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replacements (without or without spread adjustments) may be used in certain transactions. The impact of the transition from LIBOR on the Fund’s transactions and financial markets generally cannot yet be determined. The transition away from LIBOR may lead to increased volatility and illiquidity in markets for instruments that have relied on LIBOR and may adversely affect the Fund’s performance.
With the increased use of technologies such as the Internet to conduct business, the Fund is susceptible to operational, information security and related risks. While the Fund’s Adviser has established business continuity plans in the event of, and risk management systems to prevent, limit or mitigate, such cyber-attacks, there are inherent limitations in such plans and systems, including the possibility that certain risks have not been identified. Furthermore, the Fund cannot control the cybersecurity plans and systems put in place by service providers to the Fund such as the Fund’s custodian and accounting agent, and the Fund’s transfer agent. In addition, many beneficial owners of Fund shares hold them through accounts at broker-dealers, retirement platforms and other financial market participants over which neither the Fund nor the Adviser exercises control. Each of these may in turn rely on service providers to them, which are also subject to the risk of cyber-attacks. Cybersecurity failures or breaches at the Adviser or the Fund’s service providers or intermediaries have the ability to cause disruptions and impact business operations, potentially resulting in financial losses, interference with the Fund’s ability to calculate its net asset value, impediments to trading, the inability of Fund shareholders to effect share purchases, redemptions or exchanges or receive distributions, loss of or unauthorized access to private shareholder information and violations of applicable privacy and other laws, regulatory fines, penalties, reputational damage, or additional compliance costs. Such costs and losses may not be covered under any insurance. In addition, maintaining vigilance against cyber-attacks may involve substantial costs over time, and system enhancements may themselves be subject to cyber-attacks.
The Fund’s prospectus contains unaudited information regarding the Fund’s principal risks. Please refer to that document when considering the Fund’s principal risks.
H.	Restricted Securities
Restricted Securities are subject to legal or contractual restrictions on resale. Restricted securities generally are resold in transactions exempt from registration under the Securities Act of 1933. Private placement securities are generally considered to be restricted except for those
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securities traded between qualiﬁed institutional investors under the provisions of Rule 144A of the Securities Act of 1933.
Disposal of restricted investments may involve negotiations and expenses, and prompt sale at an acceptable price may be difﬁcult to achieve. Restricted investments held by the Fund at March 31, 2024 are listed in the Schedule of Investments.
I.	Insurance-Linked Securities (“ILS”)
The Fund invests in ILS. The Fund could lose a portion or all of the principal it has invested in an ILS, and the right to additional interest or dividend payments with respect to the security, upon the occurrence of one or more trigger events, as deﬁned within the terms of an insurance-linked security. Trigger events, generally, are hurricanes, earthquakes, or other natural events of a speciﬁc size or magnitude that occur in a designated geographic region during a speciﬁed time period, and/or that involve losses or other metrics that exceed a speciﬁc amount. There is no way to accurately predict whether a trigger event will occur, and accordingly, ILS carry signiﬁcant risk. The Fund is entitled to receive principal, and interest and/or dividend payments so long as no trigger event occurs of the description and magnitude speciﬁed by the instrument. In addition to the speciﬁed trigger events, ILS may expose the Fund to other risks, including but not limited to issuer (credit) default, adverse regulatory or jurisdictional interpretations and adverse tax consequences.
The Fund’s investments in ILS may include event-linked bonds. ILS also may include special purpose vehicles (“SPVs”) or similar instruments structured to comprise a portion of a reinsurer’s catastrophe-oriented business, known as quota share instruments (sometimes referred to as reinsurance sidecars), or to provide reinsurance relating to speciﬁc risks to insurance or reinsurance companies through a collateralized instrument, known as collateralized reinsurance. Structured reinsurance investments also may include industry loss warranties (“ILWs”). A traditional ILW takes the form of a bilateral reinsurance contract, but there are also products that take the form of derivatives, collateralized structures, or exchange-traded instruments.
Where the ILS are based on the performance of underlying reinsurance contracts, the Fund has limited transparency into the individual underlying contracts, and therefore must rely upon the risk assessment and sound underwriting practices of the issuer. Accordingly, it may be more difficult for the Adviser to fully evaluate the underlying risk profile of the Fund's structured reinsurance investments, and therefore the Fund's assets are placed at greater risk of loss than if the Adviser had
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more complete information. Structured reinsurance instruments generally will be considered illiquid securities by the Fund. These securities may be difficult to purchase, sell or unwind. Illiquid securities also may be difficult to value. If the Fund is forced to sell an illiquid asset, the Fund may be forced to sell at a loss.
J.	Repurchase Agreements
Repurchase agreements are arrangements under which the Fund purchases securities from a broker-dealer or a bank, called the counterparty, upon the agreement of the counterparty to repurchase the securities from the Fund at a later date, and at a specific price, which is typically higher than the purchase price paid by the Fund. The securities purchased serve as the Fund’s collateral for the obligation of the counterparty to repurchase the securities. The value of the collateral, including accrued interest, is required to be equal to or in excess of the repurchase price. The collateral for all repurchase agreements is held in safekeeping in the customer-only account of the Fund’s custodian or a sub-custodian of the Fund. The Adviser is responsible for determining that the value of the collateral remains at least equal to the repurchase price. In the event of a default by the counterparty, the Fund is entitled to sell the securities, but the Fund may not be able to sell them for the price at which they were purchased, thus causing a loss to the Fund. Additionally, if the counterparty becomes insolvent, there is some risk that the Fund will not have a right to the securities, or the immediate right to sell the securities.
Open repurchase agreements at March 31, 2024 are disclosed in the Schedule of Investments.
K.	Purchased Options
The Fund may purchase put and call options to seek to increase total return. Purchased call and put options entitle the Fund to buy and sell a specified number of shares or units of a particular security, currency or index at a specified price at a specific date or within a specific period of time. Upon the purchase of a call or put option, the premium paid by the Fund is included on the Statement of Assets and Liabilities as an investment. All premiums are marked-to-market daily, and any unrealized appreciation or depreciation is recorded on the Fund’s Statement of Operations. As the purchaser of an index option, the Fund has the right to receive a cash payment equal to any depreciation in the value of the index below the strike price of the option (in the case of a put) or equal to any appreciation in the value of the index over the strike price of the option (in the case of a call) as of the valuation date of the
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option. Premiums paid for purchased call and put options which have expired are treated as realized losses on investments on the Statement of Operations. Upon the exercise or closing of a purchased put option, the premium is offset against the proceeds on the sale of the underlying security or financial instrument in order to determine the realized gain or loss on investments. Upon the exercise or closing of a purchased call option, the premium is added to the cost of the security or financial instrument. The risk associated with purchasing options is limited to the premium originally paid.
The average market value of purchased options contracts open during the six months ended March 31, 2024 was $982,923. Open purchased options contracts at March 31, 2024 are listed in the Schedule of Investments.
L.	Option Writing
The Fund may write put and covered call options to seek to increase total return. When an option is written, the Fund receives a premium and becomes obligated to purchase or sell the underlying security at a fixed price, upon the exercise of the option. When the Fund writes an option, an amount equal to the premium received by the Fund is recorded as “Written options outstanding” on the Statement of Assets and Liabilities and is subsequently adjusted to the current value of the option written. Premiums received from writing options that expire unexercised are treated by the Fund on the expiration date as realized gains from investments on the Statement of Operations. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain on the Statement of Operations, or, if the premium is less than the amount paid for the closing purchase transaction, as a realized loss on the Statement of Operations. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Fund has realized a gain or loss. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.
The average market value of written options for the six months ended March 31, 2024 was $(330,773). Open written options contracts at March 31, 2024 are listed in the Schedule of Investments.
M.	Forward Foreign Currency Exchange Contracts
The Fund may enter into forward foreign currency exchange contracts ("contracts") for the purchase or sale of a specific foreign currency at a fixed price on a future date. All contracts are marked-to-market daily at
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the applicable exchange rates, and any resulting unrealized appreciation or depreciation is recorded in the Fund's financial statements. The Fund records realized gains and losses at the time a contract is offset by entry into a closing transaction or extinguished by delivery of the currency. Risks may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of the contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar (see Note 8).
During the six months ended March 31, 2024, the Fund had entered into various forward foreign currency exchange contracts that obligated the Fund to deliver or take delivery of currencies at specified future maturity dates. Alternatively, prior to the settlement date of a forward foreign currency exchange contract, the Fund may close out such contract by entering into an offsetting contract.
The average market value of forward foreign currency exchange contracts open during the six months ended March 31, 2024 was $153,769,345 and $116,457,072 for buys and sells, respectively. Open forward foreign currency exchange contracts outstanding at March 31, 2024 are listed in the Schedule of Investments.
N.	TBA Purchase and Sales Commitments
The Fund may enter into to-be-announced (TBA) purchase or sale commitments (collectively, TBA transactions), pursuant to which it agrees to purchase or sell, respectively, mortgage-backed securities for a fixed unit price, with payment and delivery at a scheduled future date beyond the customary settlement period for such securities. With TBA transactions, the particular securities to be received or delivered by the Fund are not identified at the trade date; however, the securities must meet specified terms, including issuer, rate, and mortgage term, and be within industry-accepted “good delivery” standards. The Fund may enter into TBA transactions with the intention of taking possession of or relinquishing the underlying securities, may elect to extend the settlement by “rolling” the transaction, and/or may use TBA transactions to gain or reduce interim exposure to underlying securities. Until settlement, the Fund maintains liquid assets sufficient to settle its commitment to purchase a TBA or, in the case of a sale commitment, the Fund maintains an entitlement to the security to be sold.
To mitigate counterparty risk, the Fund has entered into agreements with TBA counterparties that provide for collateral and the right to offset amounts due to or from those counterparties under specified conditions. Subject to minimum transfer amounts, collateral requirements are determined and transfers made based on the net
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aggregate unrealized gain or loss on all TBA commitments with a particular counterparty. At any time, the Fund’s risk of loss from a particular counterparty related to its TBA commitments is the aggregate unrealized gain on appreciated TBAs in excess of unrealized loss on depreciated TBAs and collateral received, if any, from such counterparty. As of March 31, 2024, the amount of cash deposited with a broker as collateral is recorded as "Collateral due from broker for TBA Securities" on the Statement of Assets and Liabilities. Collateral received from counterparties totaled $429,927 for TBAs.
O.	Futures Contracts
The Fund may enter into futures transactions in order to attempt to hedge against changes in interest rates, securities prices and currency exchange rates or to seek to increase total return. Futures contracts are types of derivatives.
All futures contracts entered into by the Fund are traded on a futures exchange. Upon entering into a futures contract, the Fund is required to deposit with a broker an amount of cash or securities equal to the minimum "initial margin" requirements of the associated futures exchange. The amount of cash deposited with the broker as collateral at March 31, 2024 is recorded as "Futures collateral" on the Statement of Assets and Liabilities.
Subsequent payments for futures contracts ("variation margin") are paid or received by the Fund, depending on the daily fluctuation in the value of the contracts, and are recorded by the Fund as unrealized appreciation or depreciation. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the broker and is recorded as either "Due from broker for futures" or "Due to broker for futures" on the Statement of Assets and Liabilities. When the contract is closed, the Fund realizes a gain or loss equal to the difference between the opening and closing value of the contract as well as any fluctuation in foreign currency exchange rates where applicable. Futures contracts are subject to market risk, interest rate risk and currency exchange rate risk. Changes in value of the contracts may not directly correlate to the changes in value of the underlying securities. With futures, there is reduced counterparty credit risk to the Fund since futures are exchange-traded and the exchange's clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.
The average notional values of futures contracts long position and futures contracts short position during the six months ended March 31,
110Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

2024 were $1,101,176,054 and $98,256,936, respectively. Open futures contracts outstanding at March 31, 2024 are listed in the Schedule of Investments.
P.	Credit Default Swap Contracts
A credit default swap is a contract between a buyer of protection and a seller of protection against a pre-defined credit event or an underlying reference obligation, which may be a single security or a basket or index of securities. The Fund may buy or sell credit default swap contracts to seek to increase the Fund's income, or to attempt to hedge the risk of default on portfolio securities. A credit default swap index is used to hedge risk or take a position on a basket of credit entities or indices.
As a seller of protection, the Fund would be required to pay the notional (or other agreed-upon) value of the referenced debt obligation to the counterparty in the event of a default by a U.S. or foreign corporate issuer of a debt obligation, which would likely result in a loss to the Fund. In return, the Fund would receive from the counterparty a periodic stream of payments during the term of the contract, provided that no event of default occurred. The maximum exposure of loss to the seller would be the notional value of the credit default swaps outstanding. If no default occurs, the Fund would keep the stream of payments and would have no payment obligation. The Fund may also buy credit default swap contracts in order to hedge against the risk of default of debt securities, in which case the Fund would function as the counterparty referenced above.
As a buyer of protection, the Fund makes an upfront or periodic payment to the protection seller in exchange for the right to receive a contingent payment. An upfront payment made by the Fund, as the protection buyer, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Periodic payments received or paid by the Fund are recorded as realized gains or losses on the Statement of Operations.
Credit default swap contracts are marked-to-market daily using valuations supplied by independent sources, and the change in value, if any, is recorded within the "Swap contracts, at value" line item on the Statement of Assets and Liabilities. Payments received or made as a result of a credit event or upon termination of the contract are recognized, net of the appropriate amount of the upfront payment, as realized gains or losses on the Statement of Operations.
Credit default swap contracts involving the sale of protection may involve greater risks than if the Fund had invested in the referenced debt
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instrument directly. Credit default swap contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Fund is a protection buyer and no credit event occurs, it will lose its investment. If the Fund is a protection seller and a credit event occurs, the value of the referenced debt instrument received by the Fund, together with the periodic payments received, may be less than the amount the Fund pays to the protection buyer, resulting in a loss to the Fund. In addition, obligations under sell protection credit default swaps may be partially offset by net amounts received from settlement of buy protection credit default swaps entered into by the Fund for the same reference obligation with the same counterparty.
The Fund may invest in credit default swap index products ("CDX"). A CDX is a swap on an index of credit default swaps. CDXs allow an investor to manage credit risk or take a position on a basket of credit entities (such as credit default swaps or commercial mortgage-backed securities) in a more efficient manner than transacting in a single-name credit default swap. If a credit event occurs in one of the underlying companies, the protection is paid out via the delivery of the defaulted bond by the buyer of protection in return for a payment of notional value of the defaulted bond by the seller of protection or it may be settled through a cash settlement between the two parties. The underlying company is then removed from the index. If the Fund holds a long position in a CDX, the Fund would indirectly bear its proportionate share of any expenses paid by a CDX. A fund holding a long position in CDXs typically receives income from principal or interest paid on the underlying securities. By investing in CDXs, the Fund could be exposed to liquidity risk, counterparty risk, credit risk of the issuers of the underlying loan obligations and of the CDX markets, and operational risks. If there is a default by the CDX counterparty, the Fund will have contractual remedies pursuant to the agreements related to the transaction. CDXs also bear the risk that the Fund will not be able to meet its obligation to the counterparty.
Certain swap contracts that are cleared through a central clearinghouse are referred to as centrally cleared swaps. All payments made or received by the Fund are pursuant to a centrally cleared swap contract with the central clearing party rather than the original counterparty. Upon entering into a centrally cleared swap contract, the Fund is required to make an initial margin deposit, either in cash or in securities. The daily change in value on open centrally cleared contracts is recorded as "Variation margin for centrally cleared swap contracts" on the Statement of Assets and Liabilities. Cash received from or paid to the broker related to previous margin movement is held in a segregated account at the
112Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

broker and is recorded as either "Due from broker for swaps" or "Due to broker for swaps" on the Statement of Assets and Liabilities. The amount of cash deposited with a broker as collateral at March 31, 2024 is recorded as "Swaps collateral" on the Statement of Assets and Liabilities.
The average notional value of credit default swap contracts buy protection open during the six months ended March 31, 2024 was $497,919,700. Open credit default swap contracts at March 31, 2024 are listed in the Schedule of Investments.
2. Management Agreement
The Adviser manages the Fund’s portfolio. Management fees payable under the Fund’s Investment Management Agreement with the Adviser are calculated daily and paid monthly at the annual rate of 0.60% of the Fund’s average daily net assets up to $1 billion, 0.55% on the next $9 billion and 0.50% on assets over $10 billion. For the six months ended March 31, 2024, the effective management fee (excluding waivers and/or reimbursements) was equivalent to 0.57% (annualized) of the Fund’s average daily net assets.
The Adviser has contractually agreed to limit ordinary operating expenses (ordinary operating expenses means all fund expenses other than taxes, brokerage commissions, acquired fund fees and expenses, and extraordinary expenses, such as litigation) to the extent required to reduce Fund expenses to 0.59% and 0.69% of the average daily net assets attributable to Class K and Class Y shares, respectively. These expense limitations are in effect through February 1, 2025. There can be no assurance that the Adviser will extend the expense limitation agreement for a class of shares beyond the date referred to above. Fees waived and expenses reimbursed during the six months ended are reflected on the Statement of Operations.
In addition, under the management and administration agreements, certain other services and costs, including accounting, regulatory reporting and insurance premiums, are paid by the Fund as administrative reimbursements. Reflected on the Statement of Assets and Liabilities is $301,473 in management fees payable to the Adviser at March 31, 2024.
3. Compensation of Officers and Trustees
The Fund pays an annual fee to its Trustees. The Adviser reimburses the Fund for fees paid to the Interested Trustees. Except for the chief compliance officer, the Fund does not pay any salary or other compensation to its officers. The Fund pays a portion of the chief compliance officer’s compensation for his services as the Fund’s chief compliance officer.
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Amundi US pays the remaining portion of the chief compliance officer’s compensation. For the six months ended March 31, 2024, the Fund paid $103,161 in Officers’ and Trustees’ compensation, which is reflected on the Statement of Operations as Officers’ and Trustees’ fees. At March 31, 2024, on its Statement of Assets and Liabilities, the Fund had a payable for Trustees’ fees of $4,554 and a payable for administrative expenses of $86,641, which includes the payable for Officers’ compensation.
4. Transfer Agent
BNY Mellon Investment Servicing (US) Inc. serves as the transfer agent to the Fund at negotiated rates. Transfer agent fees and payables shown on the Statement of Operations and the Statement of Assets and Liabilities, respectively, include sub-transfer agent expenses incurred through the Fund’s omnibus relationship contracts.
In addition, the Fund reimbursed the transfer agent for out-of-pocket expenses incurred by the transfer agent related to shareholder communications activities such as proxy and statement mailings, and outgoing phone calls. For the six months ended March 31, 2024, such out-of-pocket expenses by class of shares were as follows:
Shareholder Communications:
Class A	$ 33,420
Class C	3,396
Class K	8,461
Class R	1,314
Class Y	76,653
Total	$123,244
5. Distribution and Service Plans
The Fund has adopted a distribution plan (the “Plan”) pursuant to Rule 12b-1 of the Investment Company Act of 1940 with respect to its Class A, Class C and Class R shares. Pursuant to the Plan, the Fund pays the Distributor 0.25% of the Fund's average daily net assets attributable to Class A shares as compensation for personal services and/or account maintenance services or distribution services with regard to Class A shares. Pursuant to the Plan, the Fund also pays the Distributor 1.00% of the average daily net assets attributable to Class C shares. The fee for Class C shares consists of a 0.25% service fee and a 0.75% distribution fee paid as compensation for personal services and/or account maintenance services or distribution services with regard to Class C shares. Pursuant to the Plan, the Fund further pays the Distributor 0.50% of the average daily net assets attributable to Class R shares for distribution services. Reflected on the Statement of Assets and Liabilities is $34,917 in distribution fees payable to the Distributor at March 31, 2024.
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The Fund also has adopted a separate service plan for Class R shares (the “Service Plan”). The Service Plan authorizes the Fund to pay securities dealers, plan administrators or other service organizations that agree to provide certain services to retirement plans or plan participants holding shares of the Fund a service fee of up to 0.25% of the Fund’s average daily net assets attributable to Class R shares held by such plans.
In addition, redemptions of Class A and Class C shares may be subject to a contingent deferred sales charge (“CDSC”). A CDSC of 1.00% may be imposed on redemptions of certain net asset value purchases of Class A shares within 12 months of purchase. Redemptions of Class C shares within 12 months of purchase are subject to a CDSC of 1.00% based on the lower of cost or market value of shares being redeemed. Shares purchased as part of an exchange remain subject to any CDSC that applied to the original purchase of those shares. There is no CDSC for Class K, Class R or Class Y shares. Proceeds from the CDSCs are paid to the Distributor. For the six months ended March 31, 2024, CDSCs in the amount of $2,758 were paid to the Distributor.
6. Line of Credit Facility
The Fund, along with certain other funds in the Pioneer Family of Funds, participates in a committed, unsecured revolving line of credit (“credit facility”). Borrowings are used solely for temporary or emergency purposes. The Fund may borrow up to the lesser of the amount available under the credit facility or the limits set for borrowing by the Fund’s prospectus and the 1940 Act. Until January 31, 2024, the Fund participated in a credit facility in the amount of $380 million. Under such credit facility, depending on the type of loan, interest on borrowings was payable at the Secured Overnight Financing Rate ("SOFR") plus a credit spread. The Fund also paid both an upfront fee and an annual commitment fee to participate in the credit facility. The upfront fee in the amount of 0.15% of the total credit facility and the commitment fee in the amount of 0.30% of the daily unused portion of each lender’s commitment were allocated among participating funds based on an allocation schedule set forth in the credit facility. Effective January 31, 2024, the Fund participates in a credit facility in the amount of $250 million, the upfront fee with respect to the credit facility is 0.05% of the total credit facility, and the commitment fee with respect to the credit facility is 0.20% of the daily unused portion of each lender’s commitment. For the six months ended March 31, 2024, the Fund had no borrowings under the credit facility.
7. Master Netting Agreements
The Fund has entered into an International Swaps and Derivatives Association, Inc. Master Agreement (“ISDA Master Agreement”) or similar
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agreement with substantially all of its derivative counterparties. An ISDA Master Agreement is a bilateral agreement between the Fund and a counterparty that governs the trading of certain Over the Counter (“OTC”) derivatives and typically contains, among other things, close-out and set- off provisions which apply upon the occurrence of an event of default and/or a termination event as deﬁned under the relevant ISDA Master Agreement. The ISDA Master Agreement may also give a party the right to terminate all transactions traded under such agreement if, among other things, there is deterioration in the credit quality of the other party.
Upon an event of default or a termination of the ISDA Master Agreement, the non-defaulting party has the right to close-out all transactions under such agreement and to net amounts owed under each transaction to determine one net amount payable by one party to the other. The right to close out and net payments across all transactions under the ISDA Master Agreement could result in a reduction of the Fund’s credit risk to its counterparty equal to any amounts payable by the Fund under the applicable transactions, if any. However, the Fund’s right to set-off may be restricted or prohibited by the bankruptcy or insolvency laws of the particular jurisdiction to which each speciﬁc ISDA Master Agreement of each counterparty is subject.
The collateral requirements for derivatives transactions under an ISDA Master Agreement are governed by a credit support annex to the ISDA Master Agreement. Collateral requirements are generally determined at the close of business each day and are typically based on changes in market values for each transaction under an ISDA Master Agreement and netted into one amount for such agreement. Generally, the amount of collateral due from or to a counterparty is subject to threshold (a “minimum transfer amount”) before a transfer is required, which may vary by counterparty. Collateral pledged for the beneﬁt of the Fund and/or counterparty is held in segregated accounts by the Fund’s custodian and cannot be sold, re- pledged, assigned or otherwise used while pledged. Cash that has been segregated to cover the Fund’s collateral obligations, if any, will be reported separately on the Statement of Assets and Liabilities as “Swaps collateral”. Securities pledged by the Fund as collateral, if any, are identiﬁed as such in the Schedule of Investments.
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Financial instruments subject to an enforceable master netting agreement, such as an ISDA Master Agreement, have been offset on the Statement of Assets and Liabilities. The following charts show gross assets and liabilities of the Fund as of March 31, 2024.
Counterparty	Derivative Assets Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Received (a)	Cash Collateral Received (a)	Net Amount of Derivative Assets (b)
Bank of America NA	$ —	$ —	$ —	$ —	$ —
Citibank NA	1,909,703	(1,023,907)	—	(885,796)	—
Goldman Sachs & Co.	—	—	—	—	—
HSBC Bank USA NA	238,157	(238,157)	—	—	—
State Street Bank & Trust Co.	378,204	(254,019)	—	—	124,185
Total	$ 2,526,064	$(1,516,083)	$—	$(885,796)	$124,185
Counterparty	Derivative Liabilities Subject to Master Netting Agreement	Derivatives Available for Offset	Non-Cash Collateral Pledged (a)	Cash Collateral Pledged (a)	Net Amount of Derivative Liabilities (c)
Bank of America NA	$ 144,297	$ —	$ —	$ —	$ 144,297
Citibank NA	1,023,907	(1,023,907)	—	—	—
Goldman Sachs & Co.	292,105	—	—	—	292,105
HSBC Bank USA NA	1,081,739	(238,157)	—	—	843,582
State Street Bank & Trust Co.	254,019	(254,019)	—	—	—
Total	$ 2,796,067	$(1,516,083)	$—	$—	$1,279,984
(a) The amount presented here may be less than the total amount of collateral received/pledged as the net amount of derivative assets and liabilities cannot be less than $0.
(b) Represents the net amount due from the counterparty in the event of default.
(c) Represents the net amount payable to the counterparty in the event of default.
8.  Additional Disclosures about Derivative Instruments and Hedging Activities
The Fund’s use of derivatives may enhance or mitigate the Fund’s exposure to the following risks:
Interest rate risk relates to the ﬂuctuations in the value of interest-bearing securities due to changes in the prevailing levels of market interest rates.
Credit risk relates to the ability of the issuer of a ﬁnancial instrument to make further principal or interest payments on an obligation or commitment that it has to the Fund.
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Foreign exchange rate risk relates to ﬂuctuations in the value of an asset or liability due to changes in currency exchange rates.
Equity risk relates to the ﬂuctuations in the value of ﬁnancial instruments as a result of changes in market prices (other than those arising from interest rate risk or foreign exchange rate risk), whether caused by factors speciﬁc to an individual investment, its issuer, or all factors affecting all instruments traded in a market or market segment.
Commodity risk relates to the risk that the value of a commodity or commodity index will ﬂuctuate based on increases or decreases in the commodities market and factors speciﬁc to a particular industry or commodity.
The fair value of open derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) by risk exposure at March 31, 2024, was as follows:
Statement of Assets and Liabilities	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Assets
Options purchased*	$ —	$ —	$1,904,890	$ —	$ —
Unrealized appreciation on forward foreign currency exchange contracts	—	—	621,174	—	—
Net unrealized appreciation on futures contracts^	3,830,766	—	—	—	—
Total Value	$ 3,830,766	$ —	$ 2,526,064	$—	$—
Liabilities
Options written	$ —	$ —	$ 952,445	$ —	$ —
Net unrealized depreciation on futures contracts^	963,493	—	—	—	—
Unrealized depreciation on forward foreign currency exchange contracts	—	—	1,843,622	—	—
Centrally cleared swap contracts†	—	19,904,335	—	—	—
Total Value	$ 963,493	$19,904,335	$ 2,796,067	$—	$—

*	Reflects the market value of purchased option contracts (see Note 1J). These amounts are included in investments in unaffiliated issuers, at value, on the Statement of Assets and Liabilities.
^	Includes cumulative unrealized appreciation (depreciation) of futures contracts as reported in the Schedule of Investments. Only net variation margin is reported within the assets and/or liabilities on the Statement of Assets and Liabilities.
118Pioneer Strategic Income Fund | Semiannual Report | 3/31/24

†	Includes cumulative unrealized appreciation (depreciation) of centrally cleared swap contracts as reported in the Schedule of Investments. Only net variation margin is reported within the receivables and/or payables on the Statement of Assets and Liabilities.
The effect of derivative instruments (not considered to be hedging instruments for accounting disclosure purposes) on the Statement of Operations by risk exposure at March 31, 2024 was as follows:
Statement of Operations	Interest Rate Risk	Credit Risk	Foreign Exchange Rate Risk	Equity Risk	Commodity Risk
Net Realized Gain (Loss) on
Futures contracts	$ 2,895,593	$ —	$ —	$ —	$ —
Forward foreign currency exchange contracts	—	—	(1,323,634)	—	—
Options purchased*	—	—	(6,709,841)	—	—
Options written	—	—	740,168	—	—
Swap contracts	—	(20,034,038)	—	—	—
Total Value	$ 2,895,593	$ (20,034,038)	$(7,293,307)	$—	$—
Change in Net Unrealized Appreciation (Depreciation) on
Futures contracts	$16,626,972	$ —	$ —	$ —	$ —
Forward foreign currency exchange contracts	—	—	2,130,050	—	—
Options purchased**	—	—	1,768,725	—	—
Options written	—	—	1,409,117	—	—
Swap contracts	—	(20,057,406)	—	—	—
Total Value	$16,626,972	$ (20,057,406)	$ 5,307,892	$—	$—

*	Reflects the net realized gain (loss) on purchased option contracts (see Note 1J). These amounts are included in net realized gain (loss) on investments in unaffiliated issuers, on the Statement of Operations.
**	Reflects the change in net unrealized appreciation (depreciation) on purchased option contracts (see Note 1J). These amounts are included in change in net unrealized appreciation (depreciation) on investments in unaffiliated issuers, on the Statement of Operations.
9. Unfunded Loan Commitments
The Fund may enter into unfunded loan commitments. Unfunded loan commitments may be partially or wholly unfunded. During the contractual period, the Fund is obliged to provide funding to the borrower upon demand. A fee is earned by the Fund on the unfunded loan commitment and is recorded as interest income on the Statement of Operations. Unfunded loan commitments are fair valued in accordance with the valuation policy described in Note 1A and unrealized appreciation or depreciation, if any, is recorded on the Statement of Assets and Liabilities.
As of March 31, 2024, the Fund had no unfunded loan commitments outstanding.
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Additional Information
On March 25, 2024, Ernst & Young LLP (the “Prior Auditor”) resigned as the independent registered public accounting firm of Pioneer Strategic Income Fund (the “Fund”) due to the independence considerations resulting from a change of the independent registered public accounting firm of a related party. The Prior Auditor’s reports on the financial statements of the Fund for the past two fiscal years, the years ended September 30, 2023 and September 30, 2022, did not contain an adverse opinion or disclaimer of opinion, and were not qualified or modified as to uncertainty, audit scope or accounting principles.
During the last two fiscal year-ends and the subsequent interim period through March 25, 2024, there were no (1) disagreements with the Prior Auditor on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements, if not resolved to the Prior Auditor's satisfaction, would have caused it to make reference to that matter in connection with its reports on the Fund's financial statements for such periods; or (2) "reportable events" related to the Fund,  as that term is defined in Item 304 (a)(1)(v) of Regulation S-K under the Securities Exchange Act of 1934.
On March 25, 2024, the Audit Committee of the Board approved, and on March 25, 2024, the Board approved, Deloitte & Touche LLP as the independent registered accounting firm of the Fund for fiscal periods ending after March 25, 2024.
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Trustees, Officers and Service Providers
Trustees
Thomas J. Perna, Chairman
John E. Baumgardner, Jr.
Diane Durnin
Benjamin M. Friedman
Lisa M. Jones
Craig C. MacKay
Lorraine H. Monchak
Marguerite A. Piret*
Fred J. Ricciardi
Officers
Lisa M. Jones, President and
Chief Executive Officer
Marco Pirondini**
Executive Vice President
Anthony J. Koenig, Jr., Treasurer
and Chief Financial and
Accounting Officer
Christopher J. Kelley, Secretary and
Chief Legal Officer

Investment Adviser and Administrator
Amundi Asset Management US, Inc.
Custodian and Sub-Administrator
The Bank of New York Mellon Corporation
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
Principal Underwriter
Amundi Distributor US, Inc.
Legal Counsel
Morgan, Lewis & Bockius LLP
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Proxy Voting Policies and Procedures of the Fund are available without charge, upon request, by calling our toll free number (1-800-225-6292). Information regarding how the Fund voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is publicly available to shareholders at www.amundi.com/us. This information is also available on the Securities and Exchange Commission’s web site at www.sec.gov.
* Ms. Piret became a non-voting Advisory Trustee of the Pioneer Funds effective January 22, 2024.
** Marco Pirondini was appointed to serve as an Executive Vice President of the Fund and Chief Investment Officer of Amundi US, Inc., effective January 1, 2024.
Pioneer Strategic Income Fund | Semiannual Report | 3/31/24121

How to Contact Amundi
We are pleased to offer a variety of convenient ways for you to contact us for assistance or information.
Call us for:

Account Information, including existing accounts,
new accounts, prospectuses, applications
and service forms
1-800-225-6292
FactFoneSM for automated fund yields, prices,
account information and transactions
1-800-225-4321
Retirement plans information	1-800-622-0176
Write to us:

Amundi
P.O. Box 534427
Pittsburgh, PA 15253-4427
Our toll-free fax	1-800-225-4240
Our internet e-mail address	us.askamundi@amundi.com (for general questions about Amundi only)
Visit our web site: www.amundi.com/us
This report must be preceded or accompanied by a prospectus.
The Fund files a complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year as an exhibit to its reports on Form N-PORT. Shareholders may view the filed Form N-PORT by visiting the Commission’s web site at https://www.sec.gov.

Amundi Asset Management US, Inc.
60 State Street
Boston, MA 02109
www.amundi.com/us
Securities offered through Amundi Distributor US, Inc.
60 State Street, Boston, MA 02109
Underwriter of Pioneer Mutual Funds, Member SIPC
© 2024 Amundi Asset Management US, Inc. 19207-19-0524

ITEM 2. CODE OF ETHICS.

(a) Disclose whether, as of the end of the period covered by the report, the registrant has adopted a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party. If the registrant has not adopted such a code of ethics, explain why it has not done so.

The registrant has adopted, as of the end of the period covered by this report, a code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer and controller.

(b) For purposes of this Item, the term “code of ethics” means written standards that are reasonably designed to deter wrongdoing and to promote:

(1) Honest and ethical conduct, including the ethical handling of actual or apparent conflicts of interest between personal and professional relationships;

(2) Full, fair, accurate, timely, and understandable disclosure in reports and documents that a registrant files with, or submits to, the Commission and in other public communications made by the registrant;

(3) Compliance with applicable governmental laws, rules, and regulations;

(4) The prompt internal reporting of violations of the code to an appropriate person or persons identified in the code; and

(5) Accountability for adherence to the code.

(c) The registrant must briefly describe the nature of any amendment, during the period covered by the report, to a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item. The registrant must file a copy of any such amendment as an exhibit pursuant to Item 10(a), unless the registrant has elected to satisfy paragraph (f) of this Item by posting its code of ethics on its website pursuant to paragraph (f)(2) of this Item, or by undertaking to provide its code of ethics to any person without charge, upon request, pursuant to paragraph (f)(3) of this Item.

The registrant has made no amendments to the code of ethics during the period covered by this report.

(d) If the registrant has, during the period covered by the report, granted a waiver, including an implicit waiver, from a provision of the code of ethics to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this Item, the registrant must briefly describe the nature of the waiver, the name of the person to whom the waiver was granted, and the date of the waiver.

Not applicable.

(e) If the registrant intends to satisfy the disclosure requirement under paragraph (c) or (d) of this Item regarding an amendment to, or a waiver from, a provision of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions and that relates to any element of the code of ethics definition enumerated in paragraph (b) of this Item by posting such information on its Internet website, disclose the registrant’s Internet address and such intention.

Not applicable.

(f) The registrant must:

(1) File with the Commission, pursuant to Item 12(a)(1), a copy of its code of ethics that applies to the registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, as an exhibit to its annual report on this Form N-CSR (see attachment);

(2) Post the text of such code of ethics on its Internet website and disclose, in its most recent report on this Form N-CSR, its Internet address and the fact that it has posted such code of ethics on its Internet website; or

(3) Undertake in its most recent report on this Form N-CSR to provide to any person without charge, upon request, a copy of such code of ethics and explain the manner in which such request may be made. See Item 10(2)

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a) (1) Disclose that the registrant’s Board of Trustees has determined that the registrant either:

(i) Has at least one audit committee financial expert serving on its audit committee; or

(ii) Does not have an audit committee financial expert serving on its audit committee.

The registrant’s Board of Trustees has determined that the registrant has at least one audit committee financial expert.

(2) If the registrant provides the disclosure required by paragraph (a)(1)(i) of this Item, it must disclose the name of the audit committee financial expert and whether that person is “independent.” In order to be considered “independent” for purposes of this Item, a member of an audit committee may not, other than in his or her capacity as a member of the audit committee, the Board of Trustees, or any other board committee:

(i) Accept directly or indirectly any consulting, advisory, or other compensatory fee from the issuer; or

(ii) Be an “interested person” of the investment company as defined in Section 2(a)(19) of the Act (15 U.S.C. 80a-2(a)(19)).

Mr. Fred J. Ricciardi, an independent Trustee, is such an audit committee financial expert.

(3) If the registrant provides the disclosure required by paragraph (a)(1) (ii) of this Item, it must explain why it does not have an audit committee financial expert.

Not applicable.

ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) Disclose, under the caption AUDIT FEES, the aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years.

N/A

(b) Disclose, under the caption AUDIT-RELATED FEES, the aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(c) Disclose, under the caption TAX FEES, the aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(d) Disclose, under the caption ALL OTHER FEES, the aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item. Registrants shall describe the nature of the services comprising the fees disclosed under this category.

N/A

(e) (1) Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

PIONEER FUNDS

APPROVAL OF AUDIT, AUDIT-RELATED, TAX AND OTHER SERVICES

PROVIDED BY THE INDEPENDENT AUDITOR

SECTION I - POLICY PURPOSE AND APPLICABILITY

The Pioneer Funds recognize the importance of maintaining the independence of their outside auditors. Maintaining independence is a shared responsibility involving Amundi Asset Management US, Inc., the audit committee and the independent auditors.

The Funds recognize that a Fund’s independent auditors: 1) possess knowledge of the Funds, 2) are able to incorporate certain services into the scope of the audit, thereby avoiding redundant work, cost and disruption of Fund personnel and processes, and 3) have expertise that has value to the Funds. As a result, there are situations where it is desirable to use the Fund’s independent auditors for services in addition to the annual audit and where the potential for conflicts of interests are minimal. Consequently, this policy, which is intended to comply with Rule 210.2-01(C)(7), sets forth guidelines and procedures to be followed by the Funds when retaining the independent audit firm to perform audit, audit-related tax and other services under those circumstances, while also maintaining independence.

Approval of a service in accordance with this policy for a Fund shall also constitute approval for any other Fund whose pre-approval is required pursuant to Rule 210.2-01(c)(7)(ii).

In addition to the procedures set forth in this policy, any non-audit services that may be provided consistently with Rule 210.2-01 may be approved by the Audit Committee itself and any pre-approval that may be waived in accordance with Rule 210.2-01(c)(7)(i)(C) is hereby waived.

Selection of a Fund’s independent auditors and their compensation shall be determined by the Audit Committee and shall not be subject to this policy.

SECTION II - POLICY
SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
I. AUDIT SERVICES	Services that are directly related to performing the independent audit of the Funds

•  Accounting research assistance

•  SEC consultation, registration statements, and reporting

•  Tax accrual related matters

•  Implementation of new accounting standards

•  Compliance letters (e.g. rating agency letters)

•  Regulatory reviews and assistance regarding financial matters

•  Semi-annual reviews (if requested)

•  Comfort letters for closed end offerings

II. AUDIT-RELATED SERVICES	Services which are not prohibited under Rule 210.2-01(C)(4) (the “Rule”) and are related extensions of the audit services support the audit, or use the knowledge/expertise gained from the audit procedures as a foundation to complete the project. In most cases, if the Audit-Related Services are not performed by the Audit firm, the scope of the Audit Services would likely increase. The Services are typically well-defined and governed by accounting professional standards (AICPA, SEC, etc.)	• AICPA attest and agreed-upon procedures • Technology control assessments • Financial reporting control assessments • Enterprise security architecture assessment

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  “One-time” pre-approval for the audit period for all pre-approved specific service subcategories. Approval of the independent auditors as auditors for a Fund shall constitute pre approval for these services.

• A summary of all such services and related fees reported at each regularly scheduled Audit Committee meeting.

• “One-time” pre-approval for the fund fiscal year within a specified dollar limit for all pre-approved specific service subcategories	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limit for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for Audit-Related Services not denoted as “pre-approved”, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
III. TAX SERVICES	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, or the ability to maintain a desired level of confidentiality.	• Tax planning and support • Tax controversy assistance • Tax compliance, tax returns, excise tax returns and support • Tax opinions

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

•  Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for tax services not denoted as pre-approved, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PRE-APPROVED SERVICE SUBCATEGORIES
IV. OTHER SERVICES A. SYNERGISTIC, UNIQUE QUALIFICATIONS	Services which are not prohibited by the Rule, if an officer of the Fund determines that using the Fund’s auditor to provide these services creates significant synergy in the form of efficiency, minimized disruption, the ability to maintain a desired level of confidentiality, or where the Fund’s auditors posses unique or superior qualifications to provide these services, resulting in superior value and results for the Fund.	• Business Risk Management support • Other control and regulatory compliance projects

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY
• “One-time” pre-approval for the fund fiscal year within a specified dollar limit	• A summary of all such services and related fees (including comparison to specified dollar limits) reported quarterly.

• Specific approval is needed to exceed the pre-approved dollar limits for these services (see general Audit Committee approval policy below for details on obtaining specific approvals)

•  Specific approval is needed to use the Fund’s auditors for “Synergistic” or “Unique Qualifications” Other Services not denoted as pre-approved to the left, or to add a specific service subcategory as “pre-approved”

SECTION III - POLICY DETAIL, CONTINUED

SERVICE CATEGORY	SERVICE CATEGORY DESCRIPTION	SPECIFIC PROHIBITED SERVICE SUBCATEGORIES
PROHIBITED SERVICES	Services which result in the auditors losing independence status under the Rule.

1. Bookkeeping or other services related to the accounting records or financial statements of the audit client*

2. Financial information systems design and implementation*

3. Appraisal or valuation services, fairness* opinions, or contribution-in-kind reports

4. Actuarial services (i.e., setting actuarial reserves versus actuarial audit work)*

5. Internal audit outsourcing services*

6. Management functions or human resources

7. Broker or dealer, investment advisor, or investment banking services

8. Legal services and expert services unrelated to the audit

9. Any other service that the Public Company Accounting Oversight Board determines, by regulation, is impermissible

AUDIT COMMITTEE APPROVAL POLICY	AUDIT COMMITTEE REPORTING POLICY

•  These services are not to be performed with the exception of the(*) services that may be permitted if they would not be subject to audit procedures at the audit client (as defined in rule 2-01(f)(4)) level the firm providing the service.

• A summary of all services and related fees reported at each regularly scheduled Audit Committee meeting will serve as continual confirmation that has not provided any restricted services.

GENERAL AUDIT COMMITTEE APPROVAL POLICY:

•	For all projects, the officers of the Funds and the Fund’s auditors will each make an assessment to determine that any proposed projects will not impair independence.

•

Potential services will be classified into the four non-restricted service categories and the “Approval of Audit, Audit-Related, Tax and Other Services” Policy above will be applied. Any services outside the specific pre-approved service subcategories set forth above must be specifically approved by the Audit Committee.

•	At least quarterly, the Audit Committee shall review a report summarizing the services by service category, including fees, provided by the Audit firm as set forth in the above policy.

(2) Disclose the percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

N/A

(f) If greater than 50 percent, disclose the percentage of hours expended on the principal accountants engagement to audit the registrant’s financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

N/A

(g) Disclose the aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant.

N/A

(h) Disclose whether the registrants audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any subadviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

The Fund’s audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the Affiliates (as defined) that were not pre- approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountant’s independence.

(i) A registrant identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form NCSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction must electronically submit to the Commission on a supplemental basis documentation that establishes that the registrant is not owned or controlled by a governmental entity in the foreign jurisdiction. The registrant must submit this documentation on or before the due date for this form. A registrant that is owned or controlled by a foreign governmental entity is not required to submit such documentation.

N/A

(j) A registrant that is a foreign issuer, as defined in 17 CFR 240.3b-4, identified by the Commission pursuant to Section 104(i)(2)(A) of the Sarbanes-Oxley Act of 2002 (15 U.S.C. 7214(i)(2)(A)), as having retained, for the preparation of the audit report on its financial statements included in the Form N-CSR, a registered public accounting firm that has a branch or office that is located in a foreign jurisdiction and that the Public Company Accounting Oversight Board has determined it is unable to inspect or investigate completely because of a position taken by an authority in the foreign jurisdiction, for each year in which the registrant is so identified, must provide the below disclosures. Also, any such identified foreign issuer that uses a variable-interest entity or any similar structure that results in additional foreign entities being consolidated in the financial statements of the registrant is required to provide the below disclosures for itself and its consolidated foreign operating entity or entities. A registrant must disclose:

(1) That, for the immediately preceding annual financial statement period, a registered public accounting firm that the PCAOB was unable to inspect or investigate completely, because of a position taken by an authority in the foreign jurisdiction, issued an audit report for the registrant;

N/A

(2) The percentage of shares of the registrant owned by governmental entities in the foreign jurisdiction in which the registrant is incorporated or otherwise organized;

N/A

(3) Whether governmental entities in the applicable foreign jurisdiction with respect to that registered public accounting firm have a controlling financial interest with respect to the registrant; N/A

(4) The name of each official of the Chinese Communist Party who is a member of the board of directors of the registrant or the operating entity with respect to the registrant;

N/A

(5) Whether the articles of incorporation of the registrant (or equivalent organizing document) contains any charter of the Chinese Communist Party, including the text of any such charter.

N/A

ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS

(a) If the registrant is a listed issuer as defined in Rule 10A-3 under the Exchange Act (17 CFR 240.10A-3), state whether or not the registrant has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Exchange Act (15 U.S.C. 78c(a)(58)(A)). If the registrant has such a committee, however designated, identify each committee member. If the entire board of directors is acting as the registrant’s audit committee as specified in Section 3(a)(58)(B) of the Exchange Act (15 U.S.C. 78c(a)(58)(B)), so state.

N/A

(b) If applicable, provide the disclosure required by Rule 10A-3(d) under the Exchange Act (17 CFR 240.10A-3(d)) regarding an exemption from the listing standards for audit committees.
N/A

ITEM 6. SCHEDULE OF INVESTMENTS.

File Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period as set forth in 210.1212 of Regulation S-X [17 CFR 210.12-12], unless the schedule is included as part of the report to shareholders filed under Item 1 of this Form.

Included in Item 1

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

A closed-end management investment company that is filing an annual report on this Form N-CSR must, unless it invests exclusively in non-voting securities, describe the policies and procedures that it uses to determine how to vote proxies relating to portfolio securities, including the procedures that the company uses when a vote presents a conflict between the interests of its shareholders, on the one hand, and those of the company’s investment adviser; principal underwriter; or any affiliated person (as defined in Section 2(a)(3) of the Investment Company Act of 1940 (15 U.S.C. 80a-2(a)(3)) and the rules thereunder) of the company, its investment adviser, or its principal underwriter, on the other. Include any policies and procedures of the company’s investment adviser, or any other third party, that the company uses, or that are used on the company’s behalf, to determine how to vote proxies relating to portfolio securities.

N/A

ITEM 8. PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

(a) If the registrant is a closed-end management investment company that is filing an annual report on this Form N-CSR, provide the following information:

(1) State the name, title, and length of service of the person or persons employed by or associated with the registrant or an investment adviser of the registrant who are primarily responsible for the day-to-day management of the registrant’s portfolio (“Portfolio Manager”). Also state each Portfolio Manager’s business experience during the past 5 years.

N/A

ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

(a) If the registrant is a closed-end management investment company, in the following tabular format, provide the information specified in paragraph (b) of this Item with respect to any purchase made by or on behalf of the registrant or any affiliated purchaser, as defined in Rule 10b-18(a)(3) under the Exchange Act (17 CFR 240.10b-18(a)(3)), of shares or other units of any class of the registrant’s equity securities that is registered by the registrant pursuant to Section 12 of the Exchange Act (15 U.S.C. 781).

N/A

ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Describe any material changes to the procedures by which shareholders may recommend nominees to the registrant’s board of directors, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R(17 CFR 229.407)(as required by Item 22(b)(15)) of Schedule 14A (17 CFR 240.14a-101), or this Item.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of directors since the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-R of Schedule 14(A) in its definitive proxy statement, or this item.

ITEM 11. CONTROLS AND PROCEDURES.

(a) Disclose the conclusions of the registrant’s principal executive and principal financials officers, or persons performing similar functions, regarding the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))) as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the Act (17 CFR 270.30(a)-3(b) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures are effective based on the evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) Disclose any change in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17CFR 270.30a-3(d)) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

(a) If the registrant is a closed-end management investment company, provide the following dollar amounts of income and compensation related to the securities lending activities of the registrant during its most recent fiscal year:

N/A

(1) Gross income from securities lending activities;

N/A

(2) All fees and/or compensation for each of the following securities lending activities and related services: any share of revenue generated by the securities lending program paid to the securities lending agent(s) (revenue split); fees paid for cash collateral management services (including fees deducted from a pooled cash collateral reinvestment vehicle) that are not included in the revenue split; administrative fees that are not included in the revenue split; fees for indemnification that are not included in the revenue split; rebates paid to borrowers; and any other fees relating to the securities lending program that are not included in the revenue split, including a description of those other fees;

N/A

(3) The aggregate fees/compensation disclosed pursuant to paragraph (2); and

N/A

(4) Net income from securities lending activities (i.e., the dollar amount in paragraph (1) minus the dollar amount in paragraph (3)).

If a fee for a service is included in the revenue split, state that the fee is included in the revenue split.

N/A

(b) If the registrant is a closed-end management investment company, describe the services provided to the registrant by the securities lending agent in the registrants most recent fiscal year.

N/A

ITEM 13. EXHIBITS.

(a) File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(1) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit.

(2) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) , exactly as set forth below:

Filed herewith.

(b) Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

(3) Not applicable.

(4) Registrant’s Independent Public Accountant, attached as Exhibit 99.ACCT.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Pioneer Series Trust XIV

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date June 7, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Lisa M. Jones
Lisa M. Jones, Principal Executive Officer

Date June 7, 2024

By (Signature and Title)* /s/ Anthony J. Koenig, Jr.
Anthony J. Koenig, Jr., Principal Financial Officer

Date June 7, 2024

*	Print the name and title of each signing officer under his or her signature.